[LOGO] WESTCORE FUNDS            Semi-Annual Report






                                 [LOGO]


                                 November 30, 2002


                                 WESTCORE EQUITY FUNDS
                                 Westcore MIDCO Growth Fund
                                 Westcore Growth Fund
                                 Westcore Small-Cap Growth Fund
                                 Westcore Select Fund
                                 Westcore International Frontier Fund
                                 Westcore Blue Chip Fund
                                 Westcore Mid-Cap Opportunity Fund
                                 Westcore Small-Cap Opportunity Fund

                                 WESTCORE BOND FUNDS
                                 Westcore Flexible Income Fund
Westcore Funds are managed by    Westcore Plus Bond Fund
Denver Investment Advisors LLC.  Westcore Colorado Tax-Exempt Fund

                               Table of Contents

SHAREHOLDER LETTER .......................................................     2

AVERAGE ANNUAL TOTAL RETURNS .............................................     6

MORNINGSTAR RATINGS AND LIPPER LEADERS ...................................     9

IMPORTANT DISCLAIMERS ....................................................    12

MANAGER'S OVERVIEW .......................................................    16

     Westcore MIDCO Growth Fund ..........................................    16

     Westcore Growth Fund ................................................    20

     Westcore Small-Cap Growth Fund ......................................    24

     Westcore Select Fund ................................................    28

     Westcore International Frontier Fund ................................    32

     Westcore Blue Chip Fund .............................................    36

     Westcore Mid-Cap Opportunity Fund ...................................    40

     Westcore Small-Cap Opportunity Fund .................................    44

     Westcore Flexible Income Fund .......................................    48

     Westcore Plus Bond Fund .............................................    52

     Westcore Colorado Tax-Exempt Fund ...................................    56

FINANCIAL STATEMENTS .....................................................    60

     Statements of Investments ...........................................    60

     Statements of Assets and Liabilities ................................   103

     Statements of Operations ............................................   107

     Statements of Changes in Net Assets .................................   111

     Financial Highlights ................................................   122

     Notes to Financial Statements .......................................   144

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                   1

                               Shareholder Letter

DEAR FELLOW SHAREHOLDERS:

     After nearly three years, the longest and most severe bear market since the 1930s continued to dominate the headlines. The market hit five- and six-year lows in early October, following the worst quarterly performance in more than fifteen years. However, as stock prices suffered in the wake of corporate malfeasance, lowered expectations and war fears, economic reports showed that we were actually emerging from recession. With substantial monetary and fiscal stimulus already in place, including the lowest short-term interest rates in four decades, steady improvement has been shown by three consecutive quarters of measured growth in our underlying economy. True, this recovery has sputtered at times, often colored by changing stock market expectations. Still, a possible slowdown in the fourth quarter of 2002, can not obscure the fact that the valuation excesses of the dotcom bubble appear to have finally subsided, while quarterly business profits have resumed positive year-over-year double-digit growth. Ultimately, we believe this is what should drive stock prices higher.

WE BELIEVE THE WORST IS BEHIND US

     In any event, we continue to struggle with the risk of war as well as the possibility of further terrorist attacks. Neither development would be well received by the economy or the market, yet both are apparently already greatly reflected in current stock valuations. For that reason, we feel it would likely take an overly severe or drawn-out conflict to create more than a temporary disruption. As of this writing, we do not foresee either scenario materializing. What we do anticipate is an expansion in profit growth, given record low interest rates and inflation, not to mention ongoing productivity gains in the private sector. From 1926 to 2000, the average annual total return, excluding taxes, was approximately 5.5% for long-term corporate and intermediate- to long-term government bonds, 11% for large-cap stocks and 12.4% for small-cap stocks. Based on our fundamental research we are optimistic about the markets returning to these historical averages over the next three- to five-year investment horizon.

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2               Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Shareholder Letter

A LONG-TERM OUTLOOK PROVES POSITIVE

     On average, the Westcore Funds modestly underperformed their respective benchmarks for the six-month period ended November 30, 2002. It is difficult, if not impossible, to extrapolate the significance of fund performance, regardless of direction, over such a limited time frame. Suffice it to say that, in general, the disparity can be attributed to a premature shift into economically sensitive stocks among our equity funds and an overweighting in corporate bonds on the fixed-income side. In both cases, economic concerns worked against us. However, we believe these strategies are sound and will be vindicated over the long-term.

     With respect to longer-term performance, our three-year and five-year numbers remain highly favorable. While our bond funds trail slightly behind their respective benchmarks, each has posted positive annualized returns ranging from 3.93% to 7.47% for the three- and five-year periods ended November 30, 2002, with 30-day SEC yields (including expense waivers) at period-end ranging from 2.65% for the Westcore Colorado Tax-Exempt Fund to 9.72% for the Flexible Income Fund.* Among our equity funds, six of seven with three-year track records as of November 30, 2002 materially outperformed their benchmarks for the three-year period, with three of these appreciating between 3.10% and 7.08% annually amid one of the worst bear markets in recent history.** Of our equity funds with five-year track records as of November 30, 2002, three of four outpaced their benchmarks for the five-year period, while all performed positively during the period.

THANK YOU FOR YOUR TRUST

     It gives us great pleasure to report that as of November 30, 2002, nine of ten qualifying funds in the Westcore Fund Family earned an Overall Morningstar Rating(TM) of 3 or more Stars for risk-adjusted performance. Individual standouts included the Westcore Select Fund and the Westcore Growth Fund, which received a 5-Star Overall Morningstar Rating(TM) and a 4-Star Overall Morningstar Rating,(TM) respectively. Moreover, Westcore MIDCO Growth, Select and Small-

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                   3

                               Shareholder Letter


Cap Opportunity Funds were each awarded the Lipper Leader designation for Consistent Return, Total Return or Preservation of Capital. Please see the tables on pages 9, 10 and 11 for more information.

     We also invite you to look over the fund profiles and manager commentaries that follow. Although this has been an extremely difficult period, we believe our focus on fundamental research will continue to serve the long-range needs of our shareholders, while minimizing the sometimes unsettling effects of near-term fluctuations. At the same time, we encourage you to review your current portfolio as it relates to your risk tolerance and investment time horizon, and hope you will consider other Westcore Funds where appropriate.

     In closing, we thank you for the trust you've placed in Westcore Funds. While the recent bear market has tested everyone's patience, we believe we are close to the end and may have already seen the worst. If you have any questions or comments, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com.

          /s/ Jack D. Henderson               /s/ Jeffrey D. Adams

                 [PHOTO]                            [PHOTO]

            Jack D. Henderson                Jeffrey D. Adams, CFA
                 CHAIRMAN                          PRESIDENT

* Without fee waivers and/or expense reimbursements yields for Westcore Flexible Income, Plus Bond and Colorado Tax-Exempt Funds would have been 8.31%, 6.12% and 2.15%, respectively.

** A significant portion of the Westcore Growth, Small-Cap Growth, Select, International Frontier, and Mid-Cap Opportunity Funds' 3-year average annual returns were attributable to investments in Initial Public Offerings, additional information on which is contained in each Fund's report. It is possible that such performance may not be repeated in the future.

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                   5

                          Average Annual Total Returns

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE MIDCO                           6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR      8/1/86
GROWTH FUND                              (13.94%)    (8.93%)     (7.69%)     2.76%     8.91%     11.58%
Russell Midcap Growth Index              (14.40%)   (19.80%)    (13.88%)    (0.33%)    7.45%      9.93%
Lipper Mid-Cap Growth Index              (16.27%)   (20.68%)    (15.27%)     0.18%     7.36%      9.29%

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
                                         6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR      6/1/88
WESTCORE GROWTH FUND                     (13.84%)   (17.06%)     (4.93%)     3.30%     8.46%      9.71%
S&P 500 Index                            (11.48%)   (16.52%)    (11.13%)     0.97%    10.14%     11.86%
Lipper Multi-Cap Core Index              (12.49%)   (15.02%)     (8.37%)     0.81%     8.86%     10.64%


-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE SMALL-CAP                       6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR     10/1/99
GROWTH FUND                              (21.09%)   (31.05%)    (17.77%)       NA        NA       3.86%
Russell 2000 Growth Index                (17.06%)   (20.43%)    (14.72%)       NA        NA     (10.51%)
Lipper Small-Cap Growth Index            (15.08%)   (17.75%)     (9.38%)       NA        NA      (3.72%)

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
                                         6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR     10/1/99
WESTCORE SELECT FUND                     (16.19%)   (18.26%)      5.97%        NA        NA      21.83%
S&P 500 Index                            (11.48%)   (16.52%)    (11.13%)       NA        NA      (8.24%)
Lipper Multi-Cap Core Index              (12.49%)   (15.02%)     (8.37%)       NA        NA      (5.56%)

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE INTERNATIONAL                   6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR     12/15/99
FRONTIER FUND**                          (15.62%)   (15.17%)        NA         NA        NA     (13.36%)
MSCI EAFE Small-Cap Index                (18.54%)   (10.16%)        NA         NA        NA     (10.31%)
MSCI World Ex-US Small-Cap Index         (18.67%)    (9.26%)        NA         NA        NA      (9.34%)
Lipper International Small-Cap Index     (16.25%)    (7.97%)        NA         NA        NA     (13.43%)

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
                                         6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR      6/1/88
WESTCORE BLUE CHIP FUND                  (14.89%)   (16.28%)     (5.33%)     0.13%     9.43%      9.96%
S&P 500 Index                            (11.48%)   (16.52%)    (11.13%)     0.97%    10.14%     11.86%
Lipper Multi-Cap Value Index             (13.17%)   (11.30%)     (0.70%)     2.00%     9.71%     10.45%

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE MID-CAP                         6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR     10/1/98
OPPORTUNITY FUND                         (15.69%)   (10.74%)      3.10%        NA        NA       8.32%
Russell Midcap Index                     (13.67%)    (9.24%)     (1.01%)       NA        NA       5.47%
Lipper Mid-Cap Value Index               (14.30%)    (6.44%)      4.02%        NA        NA       7.46%
-----------------------------------------------------------------------------------------------------------

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6               Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                          Average Annual Total Returns

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE SMALL-CAP                       6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR     12/28/93
OPPORTUNITY FUND                         (15.40%)    (3.17%)      7.08%      0.42%       NA       8.63%
Russell 2000 Index                       (16.03%)   (10.59%)     (2.33%)     0.13%       NA       6.67%
Lipper Small-Cap Core Index              (15.27%)    (9.14%)      2.52%      2.38%       NA       8.91%

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE FLEXIBLE                        6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR      6/1/88
INCOME FUND                              (5.28%)     (0.13%)      5.01%      3.93%     6.67%      8.20%
Lehman Brothers Aggregate Bond Index      4.98%       7.33%       9.18%      7.32%     7.47%      8.60%
Lipper Corporate Debt BBB Index           2.67%       4.12%       6.62%      5.16%     6.76%      7.81%

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
                                         6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR      6/1/88
WESTCORE PLUS BOND FUND                   2.85%       5.00%       7.47%      6.08%     6.31%      7.24%
Lehman Brothers Aggregate Bond Index      4.98%       7.33%       9.18%      7.32%     7.47%      8.60%
Lipper Intermediate Investment
Grade Index                               3.48%       5.45%       8.13%      6.48%     6.81%      7.65%

-----------------------------------------------------------------------------------------------------------
                                                                                               SINCE INCEP.
WESTCORE COLORADO                        6-MONTH*    1-YEAR      3-YEAR     5-YEAR   10-YEAR     6/1/91
TAX-EXEMPT FUND                           2.90%       5.41%       6.33%      4.82%     5.41%      5.87%
Lehman Brothers 10-Year
Municipal Debt Index                      3.61%       6.71%       7.51%      5.99%     6.71%      7.13%
Lipper Intermediate
Municipal Debt Index                      2.91%       5.45%       6.40%      5.09%     5.45%      5.90%

-----------------------------------------------------------------------------------------------------------

*    NOT ANNUALIZED.

** WESTCORE INTERNATIONAL FRONTIER FUND'S BENCHMARK INDEX WAS CHANGED FROM THE MSCI WORLD EX-US SMALL-CAP INDEX TO THE MSCI EAFE SMALL-CAP INDEX FOR PERFORMANCE COMPARISON PURPOSES BECAUSE THE ADVISER BELIEVES THAT THE MSCI EAFE SMALL-CAP INDEX MORE APPROPRIATELY MATCHES THE INVESTMENT STYLE OF THE FUND.

     PLEASE SEE IMPORTANT FOOTNOTES ON PAGE 8.

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                   7

                          Average Annual Total Returns

AVERAGE ANNUAL TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

WESTCORE GROWTH, INTERNATIONAL FRONTIER, SMALL-CAP GROWTH, SELECT, AND MID-CAP OPPORTUNITY FUNDS:

THESE FUNDS PARTICIPATE IN THE INITIAL PUBLIC OFFERING ("IPO") MARKET, AND A SIGNIFICANT PORTION OF THE FUNDS' RETURNS HAVE BEEN ATTRIBUTABLE TO THEIR INVESTMENTS IN IPOS DURING CERTAIN PERIODS, WHICH IN TURN HAVE HAD A MAGNIFIED IMPACT DUE TO THE FUNDS' RELATIVELY SMALL ASSET BASES. AS THE FUNDS' ASSETS CONTINUE TO GROW, THEY WILL BE INCREASINGLY LESS LIKELY TO EXPERIENCE SUBSTANTIALLY SIMILAR PERFORMANCE BY INVESTING IN IPOS.

WESTCORE INTERNATIONAL FRONTIER, SMALL-CAP GROWTH, AND SMALL-CAP OPPORTUNITY
FUNDS:
INVESTING IN SMALL-CAP FUNDS CAN BE MORE VOLATILE AND LOSS OF PRINCIPAL COULD BE GREATER THAN INVESTING IN LARGE-CAP FUNDS.

WESTCORE SELECT FUND:
INVESTING IN CONCENTRATED FUNDS CAN BE MORE VOLATILE AND LOSS OF PRINCIPAL COULD BE GREATER THAN INVESTING IN MORE DIVERSIFIED FUNDS.

WESTCORE INTERNATIONAL FRONTIER FUND:
INVESTING IN FOREIGN SECURITIES ENTAILS SPECIAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTIES, WHICH ARE DESCRIBED IN MORE DETAIL IN THE PROSPECTUS.

WESTCORE FLEXIBLE INCOME AND PLUS BOND FUNDS:
THESE FUNDS ARE SUBJECT TO ADDITIONAL RISK IN THAT THEY MAY INVEST IN HIGH-YIELD/HIGH-RISK BONDS AND ARE SUBJECT TO GREATER LEVELS OF LIQUIDITY RISK. IN ADDITION, THESE FUNDS' EXPOSURE TO FOREIGN MARKETS CAN REGULARLY AFFECT THE NET ASSET VALUE (NAV) AND TOTAL RETURN OF THESE FUNDS DUE TO FOREIGN RISK.

WESTCORE COLORADO TAX-EXEMPT FUND:
THIS FUND INVESTS PRIMARILY IN INSTRUMENTS ISSUED BY OR ON BEHALF OF ONE STATE AND CAN BE MORE VOLATILE AND LOSS OF PRINCIPAL COULD BE GREATER DUE TO STATE SPECIFIC RISK.

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8               Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                     Morningstar Ratings and Lipper Leaders

WESTCORE MORNINGSTAR RATINGS(TM) AS OF 11/30/02(1)

Fund                         Overall            3-Year            5-Year             10-Year
-----------------------------------------------------------------------------------------------
WESTCORE MIDCO                 ***                ***               ***                ***
GROWTH FUND                out of 502         out of 502        out of 335          out of 85
                             Mid-Cap            Mid-Cap           Mid-Cap            Mid-Cap
                          Growth Funds       Growth Funds      Growth Funds       Growth Funds
-----------------------------------------------------------------------------------------------
WESTCORE GROWTH FUND          ****               *****             ****               ****
                           out of 779         out of 779        out of 517         out of 164
                              Large              Large             Large              Large
                          Growth Funds       Growth Funds      Growth Funds       Growth Funds
-----------------------------------------------------------------------------------------------
WESTCORE SMALL-CAP              *                  *
GROWTH FUND                out of 425         out of 425            N/A                N/A
                              Small              Small
                          Growth Funds       Growth Funds
-----------------------------------------------------------------------------------------------
WESTCORE SELECT FUND          *****              *****
                           out of 502         out of 502            N/A                N/A
                             Mid-Cap            Mid-Cap
                          Growth Funds       Growth Funds
-----------------------------------------------------------------------------------------------
WESTCORE BLUE                  ***                ***               ***                ***
CHIP FUND                  out of 621         out of 621        out of 470         out of 157
                              Large              Large             Large              Large
                           Value Funds        Value Funds       Value Funds        Value Funds
-----------------------------------------------------------------------------------------------
WESTCORE MID-CAP               ***                ***
OPPORTUNITY FUND           out of 158         out of 158            N/A                N/A
                             Mid-Cap            Mid-Cap
                           Blend Funds        Blend Funds
-----------------------------------------------------------------------------------------------
WESTCORE SMALL-CAP             ***                ***               ***
OPPORTUNITY FUND           out of 218         out of 218        out of 158             N/A
                              Small              Small             Small
                           Blend Funds        Blend Funds       Blend Funds
-----------------------------------------------------------------------------------------------
WESTCORE FLEXIBLE              ***                ***               ***               ****
INCOME FUND                out of 159         out of 159        out of 114          out of 34
                           Multisector        Multisector       Multisector        Multisector
                           Bond Funds         Bond Funds        Bond Funds         Bond Funds
-----------------------------------------------------------------------------------------------
WESTCORE PLUS                  ***                ***               ***                ***
BOND FUND                  out of 511         out of 511        out of 394         out of 139
                          Intermediate-     Intermediate-      Intermediate-      Intermediate-
                            Term Bond          Term Bond         Term Bond          Term Bond
                              Funds              Funds             Funds              Funds
-----------------------------------------------------------------------------------------------
WESTCORE COLORADO              ***                ***               ***                **
TAX-EXEMPT FUND          out of 312 Muni   out of 312 Muni    out of 291 Muni    out of 104 Muni
                          Single State       Single State      Single State       Single State
                          Interm Funds       Interm Funds      Interm Funds       Interm Funds
-----------------------------------------------------------------------------------------------

See complete disclaimers beginning on page 12.

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
                     Morningstar Ratings and Lipper Leaders

WESTCORE LIPPER LEADERS AS OF 11/30/02

WESTCORE MIDCO GROWTH FUND

[LIPPER LEADER      LIPPER LEADER FOR           [LIPPER LEADER     LIPPER LEADER FOR
  CONSISTENT        CONSISTENT RETURN              EXPENSE         EXPENSE out of 336
    RETURN          out of 307 Mid-Cap             GRAPHIC]        Mid-Cap Growth
   GRAPHIC]         Growth Equity Funds                            Equity Funds for the
                    for the three-year                             three-year period(6)
                    period(2)

WESTCORE SMALL-CAP GROWTH FUND

[LIPPER LEADER      LIPPER LEADER FOR TAX
     TAX            EFFICIENCY out of 310
  EFFICIENCY        Small-Cap Growth
   GRAPHIC]         Equity Funds for the
                    three-year period(5)

WESTCORE SELECT FUND

[LIPPER LEADER      LIPPER LEADER FOR
    TOTAL           TOTAL RETURN out of
    RETURN          307 Multi-Cap Core
   GRAPHIC]         Equity Funds for the
                    three-year period(4)

WESTCORE SMALL-CAP OPPORTUNITY FUND

[LIPPER LEADER      LIPPER LEADER FOR           [LIPPER LEADER     LIPPER LEADER FOR
  CONSISTENT        CONSISTENT RETURN            PRESERVATION      PRESERVATION out of
    RETURN          out of 276 Small-Cap           GRAPHIC]        6,041 Equity Funds for
   GRAPHIC]         Core Equity Funds for                          the three-year period(3)
                    the three-year period(2)

[LIPPER LEADER      LIPPER LEADER FOR TAX
     TAX            EFFICIENCY out of 292
  EFFICIENCY        Small-Cap Core Equity
   GRAPHIC]         Funds for the three-year
                    period(5)

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10              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                      Morningstar Ratings and Lipper Leaders

WESTCORE FLEXIBLE INCOME FUND

[LIPPER LEADER      LIPPER LEADER FOR
   EXPENSE          EXPENSE out of 12
   GRAPHIC]         Flexible Income Funds
                    for the three-year
                    period(6)

WESTCORE PLUS BOND FUND

[LIPPER LEADER      LIPPER LEADER FOR
   EXPENSE          EXPENSE out of 261
   GRAPHIC]         Intermediate Invest-
                    ment Grade Funds for
                    the three-year period(6)

WESTCORE COLORADO TAX-EXEMPT FUND

[LIPPER LEADER      LIPPER LEADER FOR TAX       [LIPPER LEADER     LIPPER LEADER FOR
     TAX            EFFICIENCY out of 88           EXPENSE         EXPENSE out of 89
  EFFICIENCY        Other States Inter-            GRAPHIC]        Other States Inter-
   GRAPHIC]         mediate Municipal                              mediate Municipal
                    Funds for the three-                           Funds for the three-
                    year period(5)                                 year period(6)

See complete disclaimers beginning on page 13.

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
                              Important Disclaimers

PLEASE SEE THE MANAGER'S OVERVIEW SECTION FOR EACH FUND FOR COMPLETE
PERFORMANCE.

(1) (C)2001 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

     Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/02 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

     Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 502 funds in the last three years, 335 funds in the last five years, and 85 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 779 funds in the last three years, 517 funds in the last five years, and 164 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 5 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Small-Cap Growth Fund was rated against the following numbers of U.S.-domiciled Small Growth funds over the following time periods: 425 funds in the last three years. With respect to these Small Growth funds, Westcore Small-Cap Growth Fund received a Morningstar Rating of 1 star for the three-year period. Past performance is no guarantee of future results.

     Westcore Select Fund was rated against the following numbers of U.S.-domiciled MidCap Growth funds over the following time periods: 502 funds in the last three years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 5 stars for the three-year period. Past performance is no guarantee of future results.

     Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Value funds over the following time periods: 621 funds in the last three years, 470 funds in the last five years, and 157 funds in the last ten years. With respect to these Large Value funds, Westcore Blue Chip Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Mid-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 158 funds in the last three years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Opportunity Fund received a Morningstar Rating of 3 stars for the three-year period. Past performance is no guarantee of

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12              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                             Important Disclaimers

     future results.

     Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 218 funds in the last three years and 158 funds in the last five years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled Multisector Bond funds over the following time periods: 159 funds in the last three years, 114 funds in the last five years, and 34 funds in the last ten years. With respect to these Multisector Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 3 stars, 3 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 511 funds in the last three years, 394 funds in the last five years, and 139 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Muni Single State Interm funds over the following time periods: 312 funds in the last three years, 291 funds in the last five years, and 104 funds in the last ten years. With respect to these Muni Single State Interm funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

(2) Lipper Leader for Consistent Return ratings reflect the degree of a fund's historical success in achieving superior risk-adjusted returns, adjusted for volatility, relative to peers for the three years ended 11/30/02. The ratings are subject to change every month. Twenty percent of funds analyzed are named Lipper Leaders for Consistent Return. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Westcore MIDCO Growth Fund was rated among 307 Mid-Cap Growth Equity funds for the three-year period. Westcore Small-Cap Opportunity Fund was rated among 276 Small-Cap Core Equity funds for the three-year period. Lipper Leader ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader ratings copyright 2001, Reuters, All Rights Reserved. During periods on which ratings are based, service providers of the Funds waived fees. This waiver had a material impact on the Funds' average annual returns. In the absence of fee waivers, performance would have been reduced. Past performance is no guarantee of future results.

(3) Lipper Leader for Preservation ratings reflect the degree of a fund's historical success in avoiding periods of losses relative to other funds within the same asset class for the three years ended 11/30/02. The ratings are subject to change every month. Twenty percent of funds analyzed are named Lipper Leaders for Preservation. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Choosing a Lipper Leader for Preservation may help to minimize downside risk relative to other fund choices in the same asset class. Investors are cautioned

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  13

                              Important Disclaimers

     that equity funds have historically been more volatile than mixed equity or fixed income funds and that even Lipper Leaders for Preservation in more volatile asset classes may not be wellsuited to shorter-term goals or less risk-tolerant investors. Westcore Small-Cap Opportunity Fund was rated among 6,041 Equity funds for the three-year period. Lipper Leader ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader ratings copyright 2001, Reuters, All Rights Reserved. During periods on which ratings are based, service providers of the Funds waived fees. This waiver had a material impact on the Funds' average annual returns. In the absence of fee waivers, performance would have been reduced. Past performance is no guarantee of future results.

(4) Lipper Leader for Total Return ratings reflect funds' historical total return performance relative to peers as of 11/30/02. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Westcore Select Fund was rated among 307 Multi-Cap Core Equity funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. During periods on which ratings are based, service providers of the Funds waived fees. This waiver had a material impact on the Funds' average annual returns. In the absence of fee waivers, performance would have been reduced. Past performance is no guarantee of future results.

(5) Lipper Leader for Tax Efficiency ratings reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/02. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Westcore Small-Cap Growth Fund was rated among 310 Small-Cap Growth Equity funds. Westcore Small-Cap Opportunity Fund was rated among 292 Small-Cap Core Equity funds. Westcore Colorado Tax-Exempt Fund was rated among 88 Other States Intermediate Municipal funds. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. During periods on which ratings are based, service providers of the Funds waived fees. This waiver had a material impact on the Funds' average annual returns. In the absence of fee waivers, performance would have been reduced. Past performance is no guarantee of future results.

(6) Lipper Leader for Expense ratings reflect funds' expense minimization relative to peers with similar load structures as of 11/30/02. The ratings are subject to change every month and are

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14              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                              Important Disclaimers

     based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Westcore MIDCO Growth Fund was rated among 336 Mid-Cap Growth Equity funds. Westcore Flexible Income Fund was rated among 12 Flexible Income funds. Westcore Plus Bond Fund was rated among 261 Intermediate Investment Grade funds. Westcore Colorado Tax-Exempt Fund was rated among 89 Other States Intermediate Municipal funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. During periods on which ratings are based, service providers of the Funds waived fees. This waiver had a material impact on the Funds' average annual returns. In the absence of fee waivers, performance would have been reduced. Past performance is no guarantee of future results.

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  15

                               Manager's Overview

WESTCORE MIDCO GROWTH FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MEDIUM-SIZED GROWTH COMPANIES.

        [PHOTO]
  /s/ Todger Anderson
  Todger Anderson, CFA
 LEAD PORTFOLIO MANAGER

        [PHOTO]
 /s/ William S. Chester
William S. Chester, CFA
  CO-PORTFOLIO MANAGER

     Negative returns continued to plague investors as the prolonged bear market tightened its grip. While pockets of strength emerged during the first two years of the downturn, the six months ended November 30, 2002 exerted pressure on all areas of the market. Growth, value, large companies, small companies--none was spared. Not surprisingly, the Westcore MIDCO Growth Fund also struggled, having declined 13.94% during the period. In contrast, our benchmark, the Russell Midcap Growth Index, and our peer group, the Lipper Mid-Cap Growth Index, fell by 14.40% and 16.27%, respectively. These returns, though disappointing on an absolute basis, are representative of the benchmark-beating performance the Fund delivered for the three-year, five-year, ten-year and since inception periods.

     Nevertheless, after several years of unsettling losses, investors want to know when this bear market will end. Honestly, we don't know. We do know that the alternatives to stocks are far from compelling. Consider that yields on fixed-income assets are at a 44-year low. Real estate may be perilously close to a bubble. Oil supplies are plentiful and demand has moderated. And yes, gold is hitting new highs, but purely on speculation. Stocks, on the other hand, are

--------------------------------------------------------------------------------
16              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

LIPPER LEADER FOR              [LIPPER LEADER    LIPPER LEADER FOR         [LIPPER LEADER
CONSISTENT RETURN out of         CONSISTENT      EXPENSE out of 336           EXPENSE
307 Mid-Cap Growth                 RETURN        Mid-Cap Growth Equity        GRAPHIC]
Equity Funds for the three-       GRAPHIC]       Funds for the three-year
year period as of 11/30/02.(2)                   period as of 11/30/02.(6)
See complete disclaimers                         See complete disclaimers
beginning on page 13.                            beginning on page 13.

"TODAY'S MARKET...IS JUST THE KIND OF ENVIRONMENT THAT PROVIDES GREAT BUYING OPPORTUNITIES FOR LONG-TERM INVESTORS."

much maligned just as they were back in the waning days of 1974 when the economy was a mess, interest rates were headed up and corporate profits were nonexistent. Yet in retrospect it proved to be one of the best stock-buying periods in history. Today's market shares many of those same characteristics and is just the kind of environment that provides great buying opportunities for long-term investors.

     When we look at our portfolio of approximately 75 stocks, we are very confident about the businesses we own. Companies like Boston Scientific Corp., a manufacturer of medical devices; DaVita Inc., a company that operates dialysis centers; Wm. Wrigley Jr. Company, the world's largest chewing gum company; Bed Bath & Beyond Inc., the leading domestics superstore retailer; Adobe Systems Inc., the driving force in desktop publishing software; and SLM Corp., the top provider of student loans--all are exceptionally well-run businesses. For the most part, their earnings are growing nicely. Nevertheless, their stock prices are extremely volatile given the current environment. Our strategy is to be patient and occasionally trade around our core positions, taking advantage of the volatility.

     As for our sector weightings, they have not changed appreciably in the past six months. The Fund's largest weightings continue to be in healthcare, consumer cyclicals and technology--sectors that have historically produced many excellent growth companies. In healthcare, we are currently emphasizing healthcare services, such as hospital and prescription management. In consumer cyclicals, our heaviest exposure is in specialty retailing. In the technology sector, we are primarily focused on companies with what we believe are strong product offerings, although our exposure is less than half of what it was two years ago.

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  17

                               Manager's Overview

     In conclusion, we believe 2003 will be another year of modest economic growth. Lower taxes, deficit spending, a rapidly growing money supply, continued low interest rates and resilient consumers should prevent further erosion. The president's new proposed tax plan appears to be a plus for stocks. It appears that all that is needed for stocks to end the year in positive territory is a positive resolution to the Iraq situation. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE MIDCO GROWTH FUND, RUSSELL MIDCAP GROWTH INDEX AND LIPPER MID-CAP GROWTH INDEX

                     Westcore MIDCO    Russell Midcap    Lipper Mid-Cap
                      Growth Fund       Growth Index      Growth Index
                      -----------       ------------      ------------
           8/86          10000             10000              10000
          11/86          10230             10262               9926
          11/87           8927              9053               8664
          11/88          10662             11140              10358
          11/89          14353             14818              13714
          11/90          14293             13787              11889
          11/91          21964             18683              17983
          11/92          25511             22604              20992
          11/93          29654             24627              23618
          11/94          30161             24716              24024
          11/95          39523             33559              33961
          11/96          46428             40120              39095
          11/97          52306             47711              42317
          11/98          52939             51623              43265
          11/99          76401             73475              70210
          11/00          71221             72255              66384
          11/01          65972             58505              53837
          11/02          60081             46921              42703

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 8/1/86. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
18              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

+   2.50%   BOSTON SCIENTIFIC CORP. (BSX) - Develops, manufactures and markets minimally invasive medical devices
-   2.31%   OMNICARE INC. (OCR) - Provides professional pharmacy-related consulting and data management services
+   2.27%   ROYAL CARIBBEAN CRUISES LTD. (RCL) - A global cruise company operating a fleet of vessels under the Royal Caribbean International and Celebrity Cruises brand names
*   2.21%   UTSTARCOM INC. (UTSI) - Provides communications equipment for service providers that operate wireless and wireline networks
*   2.07%   LEXMARK INTERNATIONAL INC. (LXK) - Develops, manufactures and supplies printing products to office and home markets worldwide
+   2.03%   APACHE CORP. (APA) - Explores for and produces natural gas, crude oil and natural gas liquids
+   2.01%   NABORS INDUSTRIES INC. (NBR) - A land-drilling contractor
-   2.00%   STARBUCKS CORP. (SBUX) - Retails, roasts and provides its own brand of specialty coffee
*   1.99%   CAREMARK RX INC. (CMX) - Provides prescription benefit management, therapeutic pharmaceutical services and associated disease management programs
*   1.93%   AMBAC FINANCIAL GROUP INC. (ABK) - Provides financial guarantee insurance and financial management services

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.32%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Technology                                      23.03%
Consumer Cyclical                               20.21%
Healthcare                                      19.31%
Credit Sensitive                                 9.13%
Short-Term Investments and Net Other Assets      7.91%
Services                                         6.30%
Energy                                           5.78%
Basic Materials                                  3.68%
Consumer Staples                                 2.48%
Capital Goods                                    2.17%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  19

                               Manager's Overview

WESTCORE GROWTH FUND

FUND OBJECTIVE: LONG-TERM TOTAL RETURN BY INVESTING IN EQUITY SECURITIES SELECTED FOR THEIR GROWTH POTENTIAL AND INCOME-PRODUCING ABILITIES.

          [PHOTO]
/s/ Milford H. Schulhof, II
  Milford H. Schulhof, II
   LEAD PORTFOLIO MANAGER

     The first half of our fiscal year proved to be a very challenging investment environment as accounting irregularities, international tensions and weak economic growth converged to drive stock prices lower. Despite these factors, the Westcore Growth Fund held its own, performing in line with its relative benchmarks. For the six months ended November 30, 2002 the Westcore Growth Fund declined 13.84% compared to losses of 11.48% for the S&P 500 Index and 12.49% for the Lipper Multi-Cap Core Index.

     Revelations of accounting irregularities earlier in the calendar year ignited a lingering crisis of confidence. Trust was at a premium as investors questioned the very accuracy of reported earnings, thought to be a given in our transparent markets. By summer, a number of legislative measures had been enacted, expanding government oversight and requiring certification of financial results by top corporate officials. Flaring tensions in the Middle East were also a source of concern, as the threat of new terrorist attacks and war with Iraq dampened consumer confidence. Although a late-period market rally appeared to signal an economic recovery, more recent signs pointed to emerging weakness in consumer spending. With business investment already in a prolonged slump, corporations resorted to lowering earnings expectations, creating additional headwinds for stocks.

--------------------------------------------------------------------------------
20              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

**** OVERALL MORNINGSTAR RATING(TM)
     out of 779 Large Growth Funds
     as of 11/30/02(1)
     See complete disclaimers beginning on page 12.

"REVELATIONS OF ACCOUNTING IRREGULARITIES EARLIER IN THE CALENDAR YEAR IGNITED A LINGERING CRISIS OF CONFIDENCE."

     Turning to the portfolio, one of the tactical moves initiated during the period was to increase our exposure to the industrial sector. Believing that the economy would gain momentum, we added more cyclical names such as chemical company Georgia Gulf Corp., diesel engine maker Cummins Inc. and hydraulic systems provider Parker Hannifin Corp. Unfortunately, in light of economic pressures, the decision proved premature. The same could be said about our decision to increase the Fund's weighting in medium-capitalization growth stocks. Although our research indicates that mid-caps generally outperform in a strengthening economy, the start and stop nature of the current recovery held them back. Other detractors included the technology and services sectors, which struggled amid a short-term trading environment.

     In contrast, strong stock selection in the consumer staples, energy and credit sensitive sectors worked in our favor. For example, we capitalized on the rapid rise of takeover target Hershey Foods Corp., selling our position before community concerns squelched the acquisition and sent the stock into a tailspin. However, we took the opportunity to move back in on the ensuing weakness. Elsewhere, leading independent natural gas producer XTO Energy Inc. advanced on positive pricing trends. Global insurance giant AFLAC Inc. also benefited from increased pricing power, particularly in Japan where it holds a competitive advantage on strong product offerings.

     As we go forward, we continue to be optimistic about the future. The Federal Reserve has eased interest rates aggressively and Washington is maintaining a fairly stimulative fiscal policy. These expansionary moves have acted to support consumer spending and we believe they will ultimately jump-start the industrial side of the

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
                               Manager's Overview

WESTCORE GROWTH FUND (CONTINUED)

economy. Nevertheless, near-term difficulties will most likely persist, with gains and declines occurring in concentrated time periods. The implications of this are far reaching in that it compels us to be extra mindful of our valuation targets while upholding the strictest of disciplines. Although we approach every holding on a stock-by-stock basis, we must be aware that changing conditions could force us to reduce or eliminate a position at a moment's notice. We welcome the challenges in front of us, yet at the same time, we believe the markets will improve in the months ahead. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE GROWTH FUND, S&P 500 Index and Lipper Multi-Cap Core Index

                           Westcore                         Lipper Multi-Cap
                         Growth Fund       S&P 500 Index       Core Index
                         -----------       -------------       ----------
          6/88              10000              10000              10000
         11/88              10087              10451              10398
         11/89              12469              13675              13486
         11/90              12290              13199              12681
         11/91              14817              15887              15480
         11/92              17014              18822              18523
         11/93              18374              20720              20546
         11/94              17176              20935              20760
         11/95              20920              28667              27726
         11/96              26663              36650              34295
         11/97              32595              47096              42189
         11/98              33150              58238              47548
         11/99              44623              70416              57081
         11/00              51468              67430              58000
         11/01              46223              59197              51678
         11/02              38338              49418              43916

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
22              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

-   3.00%   GENERAL ELECTRIC CO. (GE) - Manufactures products for the
            generation, distribution and utilization of electricity
+   2.88%   WAL-MART STORES INC. (WMT) - Operates discount stores and
            supercenters, as well as Sam's Clubs
+   2.54%   AMERICAN INTERNATIONAL GROUP INC. (AIG) - Provides a variety of insurance and insurance-related services in the United States and overseas
*   2.21%   AMERICAN POWER CONVERSION (APCC) - Designs, develops, manufactures and markets uninterruptible power supply products including electrical surge protection devices, power conditioning products and other electronic equipment
+   2.18%   AFLAC INC. (AFL) - Provides supplemental insurance to individuals in the United States and Japan
+   2.10%   PARKER HANNIFIN CORP. (PH) - Manufactures motion control products, including fluid power systems, electromechanical controls and related components
*   2.02%   STATE STREET CORP. (STT) - Services institutional investors and manages financial assets worldwide
*   1.97%   PFIZER INC. (PFE) - A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals
*   1.97%   INTERNATIONAL BUSINESS MACHINES CORP. (IBM) - Provides computer solutions including systems, software, services and financing globally
*   1.95%   SOUTHTRUST CORP. (SOTR) - Provides a full range of banking services in the Southeast U.S.

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 22.82%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2002

Technology                                      16.83%
Healthcare                                      16.45%
Consumer Cyclical                               16.40%
Credit Sensitive                                15.62%
Capital Goods                                    9.59%
Basic Materials                                  5.67%
Services                                         5.32%
Short-Term Investments and Net Other Assets      5.29%
Energy                                           5.00%
Consumer Staples                                 3.83%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  23

                               Manager's Overview

WESTCORE SMALL-CAP GROWTH FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN SMALL COMPANIES WITH GROWTH POTENTIAL.

       [PHOTO]
  /s/ John N. Karns
  John N. Karns, CFA
LEAD PORTFOLIO MANAGER

     Fraught with uncertainty and lowered expectations, the six months ended November 30, 2002 added to the prolonged downturn considered to be the worst in more than a generation. Small-cap growth stocks bore the brunt of the pressure, as evidenced by the -21.09% return for the Westcore Small-Cap Growth Fund. Our benchmark and peer group fared only modestly better, with returns of -17.06% for the Russell 2000 Growth Index and -15.08% for the Lipper Small-Cap Growth Index. Although small-cap growth stocks tend to trail their larger brethren in the latter stages of a bear market, I urge you to remember that they have historically outperformed in the early stages of a market recovery.

     Reaching these early stages, however, has been an almost insurmountable challenge. Tepid economic data, credibility issues, disappointing earnings, lackluster business spending and war fears, among other factors, have conspired to derail investor confidence. Until these distracting concerns are behind us, our only hope for upside may be the occasional bear market rally. Nevertheless, a number of strategists believe that this particular market cycle may have reached its lowest levels. In my view, whether news on the margin has become less negative or incrementally positive is a matter of semantics. What is encouraging is that over the last 30 months, a period coinciding with the current down market, much of the excess capacity that weighed heavily on corporate America has been eliminated.

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24              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

LIPPER LEADER FOR TAX         [LIPPER LEADER
EFFICIENCY out of 310 Small-       TAX
Cap Growth Equity Funds         EFFICIENCY
for the three-year period        GRAPHIC]
as of 11/30/02.(5)
See complete disclaimers
beginning on page 13.

"...COMPELLING OPPORTUNITIES ARE OFTEN FOUND AMONG LESSER-KNOWN NAMES, WE AIM TO ADD VALUE THROUGH REASONED AND UNBIASED FUNDAMENTAL ANALYSIS."

     Despite these ongoing difficulties, our investment philosophy has remained intact. We continue to run the portfolio with generally between 30 and 40 holdings, focusing on companies whose positive cash flow dynamics and rising returns on capital may ultimately prove rewarding. Moreover, since many compelling opportunities are often found among lesser-known names, we aim to add value through reasoned and unbiased fundamental analysis.

     Turning to the portfolio, it should be noted that none of the sectors within the benchmark Russell 2000 Growth Index experienced positive returns during the period. Ironically, the Fund actually outperformed the Russell 2000 Growth Index in six of the nine sectors. Unfortunately, our two largest weightings over the period, healthcare and consumer cyclicals, accounted for the majority of our underperformance. Detractors included leading temp placement agency AMN Healthcare Services Inc., which fell on unsubstantiated rumors of pricing pressures and staff turnover. These were subsequently disproved and the stock has since begun to recover. Meanwhile, rural hospital operator Province Healthcare Co. struggled with operational issues surrounding the integration of recent acquisitions. However, the company's underlying pricing and volume trends remain favorable and I fully expect management to resolve the glitches. Elsewhere, our consumer stocks performed reasonably well with one exception, Internet retailer GSI Commerce Inc, which traded lower after announcing sound strategic moves that would create a near-term negative cash flow situation and lowered earnings guidance.

     The recent rally was, for the most part, technical as investors attempted to look beyond the economic and fundamental hurdles to a recovery next year. Going forward, I believe the market will struggle to maintain these valuations until the

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
                               Manager's Overview

WESTCORE SMALL-CAP GROWTH FUND (CONTINUED)

anticipated recovery demonstrates greater visibility. However, once U.S. economic growth and corporate profits begin to show signs of a sustainable recovery, I believe that the small-cap market should finally see a turnaround. With that in mind, we will continue to manage a relatively focused portfolio of attractive small-cap growth companies, with the intent of exceeding the performance of the broader markets. As always, we appreciate your investment in the Westcore Small-Cap Growth Fund and hope to reward your confidence over the long term. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE SMALL-CAP GROWTH FUND, RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL-CAP GROWTH INDEX

                   Westcore Small-Cap    Russell 2000     Lipper Small-Cap
                      Growth Fund        Growth Index       Growth Index
                      -----------        ------------       ------------
         10/99           10000              10000              10000
         11/99           20290              11340              11918
         11/00           20326               9750              12071
         11/01           16350               8840              10782
         11/02           11273               7034               8868

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 10/1/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values.

Lipper Small-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with long-term earnings growth expectations that have market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
26              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

+   4.39%   WEBSENSE INC. (WBSN) - Provides employee internet management solutions which enable businesses to monitor, report and manage how their employees use the internet
*   3.76%   PRECISE SOFTWARE SOLUTIONS LTD. (PRSE) - Provides information and technology infrastructure performance management software to customers located in North America and other countries
+   3.58%   SECURE COMPUTING CORP. (SCUR) - Designs, develops, markets and sells interoperable standards-based products for end-to-end network solutions
-   3.52%   COGNIZANT TECHNOLOGY SOLUTIONS CORP. (CTSH) - Delivers full life cycle solutions to complex application development, maintenance and re-engineering problems through its on-site/off-shore model
-   3.40%   GSI COMMERCE INC. (GSIC) - Develops and operates electronic commerce businesses
-   3.29%   CERNER CORP. (CERN) - Designs, develops, markets, installs and supports information technology and content solutions for healthcare organizations and consumers
*   3.16%   MOTHERS WORK INC. (MWRK) - Designs, manufactures and retails maternity clothes
*   3.14%   FBR ASSET INVESTMENT CORP. (FB) - A real estate investment trust
            (REIT)
*   3.09%   NEW YORK COMMUNITY BANCORP INC. (NYCB) - Operates several banking divisions providing multi-family mortgage loans and other loans in the New York area
-   3.05%   CORINTHIAN COLLEGES INC. (COCO) - A private, for-profit
            post-secondary education company offering a variety of degrees and diploma programs in the healthcare, electronics and business fields

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 34.38%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Consumer Cyclical                              27.93%
Technology                                     22.11%
Healthcare                                     17.79%
Credit Sensitive                               15.04%
Short-Term Investments and Net Other Assets     7.16%
Services                                        4.99%
Energy                                          1.93%
Basic Materials                                 1.62%
Consumer Staples                                1.43%

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
                               Manager's Overview

WESTCORE SELECT FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN COMPANIES OF ANY SIZE SELECTED FOR THEIR GROWTH POTENTIAL.

        [PHOTO]
  /s/ Todger Anderson
  Todger Anderson, CFA
  CO-PORTFOLIO MANAGER

        [PHOTO]
 /s/ William S. Chester
William S. Chester, CFA
  CO-PORTFOLIO MANAGER

     The broader stock market struggled during the first half of our fiscal year, as tepid economic growth, accounting irregularities, profit pressures and war fears overwhelmed nervous investors. A late-period rally provided some reassurance, yet several prior episodes of indiscriminate selling clearly took their toll. Against this increasingly difficult backdrop, the Westcore Select Fund declined 16.19% for the six months ended November 30, 2002. This compares to losses of 11.48% and 12.49% for our benchmarks, the S&P 500 Index and the Lipper Multi-Cap Core Index. While stock selection contributed to our underperformance, as a non-diversified portfolio the Fund's performance can deviate considerably from its more broad-based benchmarks. Nevertheless, we are pleased to report that the Fund earned a 5-Star Overall Morningstar Rating(TM)* out of 502 Mid-Cap Growth Funds as of November 30, 2002.

     Turning to the portfolio, the power of negative news was nowhere more apparent than in the healthcare sector, which performed poorly in the wake of concerns surrounding hospital operator Tenet Healthcare Corp. Excessive Medicare reimbursements forced the company to revise its pricing strategy, which we believe will reduce earnings going forward. However, at our unit cost, and with the benefit of hindsight, we believe the

--------------------------------------------------------------------------------
28              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Over view

***** OVERALL MORNINGSTAR RATING(TM)    LIPPER LEADER FOR TOTAL   [LIPPER LEADER
      out of 502 Mid-Cap Growth         RETURN out of 307 Multi-       TOTAL
      Funds as of 11/30/02(1)           Cap Core Equity Funds for      RETURN
      See complete disclaimers          the three-year period        [GRAPHIC]
      beginning                         as of 11/30/02.(4)
      on page 12.                       See complete disclaimers
                                        beginning on page 13.

"...WE APPROACH 2003 WITH CAUTIOUS OPTIMISM."

stock still reflects good value. Although the Tenet news hurt share prices throughout the industry, it does not appear to reflect a change in industry fundamentals. Therefore, we continue to believe that specialty drugmaker Women First Healthcare Inc., medical distributor McKesson Corp. and managed care group Community Health Systems Inc. represent an attractive space in which to invest.

     Wireless communications stocks, which rallied late in the period, proved to be a mixed bag for the Fund. Service provider Nextel Partners Inc. capitalized on strong subscriber growth in its core small and mid-sized markets, where it offers cellular, messaging, two-way radio and Internet access on a single phone. Equipment manufacturer UTStarcom Inc. did not fare as well despite revenue growth of nearly 50% this year. The company focuses its efforts on the lucrative Chinese market, where its low-cost systems have been well received. Recent forays into India are also beginning to produce results, yet the stock remains a compelling value based on its Chinese business alone.

     At the same time, challenging markets had little effect on AutoDesk Inc. and Alliance Gaming Corp. AutoDesk is the leading provider of computer-aided design software, and sales of its flagship product AutoCAD have held up well amid industrywide weakness. Alliance is in the midst of a profitable upgrade cycle as casino operators around the world switch to new gaming machines that accept credit cards and generate larger jackpots. With sales accelerating at a dramatic clip, we believe the company will grow earnings in excess of 20% over the next several years.

     Going forward, we approach 2003 with cautious optimism. Economic growth will most likely be modest, although fiscal stimulus, ample liquidity and low interest rates should prevent further contraction. And while war with Iraq remains a strong possibility, we believe its duration will be quick and its outcome favorable. Given this course of events, we believe the unusual difficulties of the past three years are behind us. We have persevered and have shown great resilience in the face

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
                               Manager's Overview

WESTCORE SELECT FUND (CONTINUED)

of market corrections, terrorist attacks and corporate scandals. American businesses continue to provide real products and services to their customers in a profitable manner. These are the companies we choose to invest in and ultimately we believe they should reap rewards for their shareholders. [LOGO]

*PLEASE SEE PAGES 12 AND 13 FOR AN IMPORTANT FOOTNOTE REGARDING MORNINGSTAR INFORMATION.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE SELECT FUND, S&P 500 INDEX AND LIPPER MULTI-CAP CORE INDEX

                       Westcore                          Lipper Multi-Cap
                     Select Fund       S&P 500 Index        Core Index
                     -----------       -------------        ----------
         10/99          10000              10000              10000
         11/99          15710              10835              10846
         11/00          22056              10375              11020
         11/01          22875               9108               9819
         11/02          18698               8186               8344

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 10/1/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
30              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

+   8.72%   AUTODESK INC. (ADSK) - Supplies PC software and multimedia tools for use in architectural design, mechanical design, geographic information systems and visualization applications
+   7.07%   WOMEN FIRST HEALTHCARE INC. (WFHC) - A specialty pharmaceutical company dedicated to improving the health and well being of midlife women
+   6.29%   ALLIANCE GAMING CORP. (ALLY) - Designs, manufactures and distributes gaming machines worldwide
-   6.17%   CENDANT CORP. (CD) - Provides real estate, travel, direct marketing and diversified consumer and business services to customers around the world
-   5.90%   PHARMACIA CORP. (PHA) - Researches, manufactures and sells pharmaceuticals worldwide including prescription products for humans and animals, bulk pharmaceuticals and contract manufacturing
+   5.25%   GANNETT INC. (GCI) - An international news and information company that publishes various daily newspapers in the United States and
            United Kingdom, including "USA TODAY" and "USA WEEKEND"
-   5.21%   TJX COMPANIES INC. (TJX) - A retailer of off-price apparel and home fashions
-   4.76%   MCKESSON CORP. (MCK) - Distributes pharmaceuticals, medical-surgical supplies and automation services to retail pharmacies and hospitals across the United States
*   4.74%   CITIGROUP INC. (C) - A diversified financial services holding company that provides a broad range of financial services
*   4.55%   KROGER CO. (KR) - Operates supermarkets and convenience stores in the U.S.

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 58.66%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Healthcare                                       28.13%
Consumer Cyclical                                22.21%
Technology                                       18.96%
Services                                          9.77%
Short-Term Investments and Net Other Assets       8.53%
Credit Sensitive                                  4.74%
Consumer Staples                                  4.55%
Basic Materials                                   3.11%

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
                               Manager's Overview

WESTCORE INTERNATIONAL FRONTIER FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN INTERNATIONAL, SMALL-CAP COMPANIES.

       [PHOTO]
  /s/ Adam D. Schor
  Adam D. Schor, CFA
LEAD PORTFOLIO MANAGER

       [PHOTO]
  /s/ Kevin P. Beck
  Kevin P. Beck, CFA
 CO-PORTFOLIO MANAGER

     Extreme volatility characterized foreign markets during the first half of our fiscal year. As the period came to a close on November 30, 2002, the Westcore International Frontier Fund returned -15.62%, modestly outperforming our benchmark and peer group, the MSCI EAFE Small-Cap Index and the Lipper International Small-Cap Index, which returned -18.54% and -16.25%, respectively. Although the market reflected a range of emotions, from calm to panic to uncertainty, we retained confidence in the long-term outcome.

     Despite the apparent lack of clarity, our holdings report an improved, yet far-from-robust 2003. We do not fully comprehend the market valuations of the Fund's holdings, especially in the absence of company news or weakening fundamentals that would explain such a drop. We have used the mispricing to improve the quality and liquidity of our holdings

     Eniro AB is Northern Europe's largest publisher of telephone directories. Because its Sweden-based core business generates high returns and significant cash flow, the company has been able to fund expansion into under-penetrated markets elsewhere in Europe. Recent acquisition activity in the directory industry, including the sale of Qwest's yellow page business,

--------------------------------------------------------------------------------
32              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

"ALTHOUGH THE MARKET REFLECTED A WIDE RANGE OF EMOTIONS...WE RETAINED CONFIDENCE IN THE LONG-TERM OUTCOME."

indicate to us that Eniro continues to trade at a discount to its private market value. Elsewhere, medical device manufacturer Elekta AB, also based in Sweden, is benefiting from a worldwide equipment upgrade cycle in oncological and neurosurgical treatments. Elekta's stock price fell after an award in a patent infringement suit. However, the company reported impressive fiscal-year results as we had expected. Elekta's stock price recovered nearly all of its losses, but we remain convinced it is still undervalued.

     Looking ahead, it is difficult to predict when normalcy will return to the markets. However, if recent events are any indication, we believe that it must and ultimately it will. While the law of entropy, in which things move to a state of disorder, may satisfy physicists explaining our universe, it fails to explain the financial markets. Cheap companies will not stay cheap forever, irrational investors will refocus and panic cannot prevail as an investment philosophy. In that light, the current weakness creates great opportunity. [LOGO]

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
                               Manager's Overview

WESTCORE INTERNATIONAL FRONTIER FUND (CONTINUED)

COUNTRY BREAKDOWN AS OF NOVEMBER 30, 2002

COUNTRY                                 MARKET VALUE       %
-------                                 ------------    ------
Belgium                                 $   200,790       2.46
Canada                                      500,139       6.13
Finland                                     218,261       2.67
France                                      734,808       9.01
Germany                                   1,149,949      14.09
Hong Kong                                   211,978       2.60
Israel                                      115,200       1.41
Italy                                       288,875       3.54
Japan                                       270,334       3.31
Luxembourg                                  340,710       4.18
Mexico                                      190,786       2.34
Netherlands                                 737,134       9.03
Norway                                      331,863       4.07
Sweden                                    1,233,857      15.12
United Kingdom                            1,390,209      17.04
Cash Equivalents and Net Other Assets       244,891       3.00
                                        -----------     ------
                                        $ 8,159,784     100.00

Comparison of Change in Value of $10,000 Investment in Westcore International Frontier Fund, MSCI EAFE Small-Cap Index, MSCI World Ex-US Small-Cap Index and Lipper International Small-Cap Index

                                                                   Lipper
                Westcore        MSCI EAFE        MSCI World     International
             International      Small-Cap     Ex-US Small-Cap     Small-Cap
             Frontier Fund        Index            Index            Index
             -------------        -----            -----            -----
    12/99        10000            10000            10000            10000
    11/00         9690             9181             9090             8349
    11/01         7709             8103             8184             7050
    11/02         6539             7280             7426             6488

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 12/15/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Westcore International Frontier Fund's benchmark index was changed from the MSCI World Ex-US Small-Cap Index to the MSCI EAFE Small-Cap Index for performance comparison purposes because the Adviser believes that the MSCI EAFE Small-Cap Index more appropriately matches the investment style of the Fund.

Lipper Index data provided by Lipper Inc.

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of US $200 million - $1.5 billion.

MSCI World Ex-US Small-Cap Index is an unmanaged index that measures the performance of stocks with market capitalizations between US $200-800 million across 23 developed markets, excluding the United States.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

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34              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

*   4.70%   LECTRA SA (France) - Global leader in CAD and CAM machines for the textile, garment and industrial fabric industry
+   4.46%   ZAPF CREATION AG (Germany) - Europe's leading doll manufacturer
+   4.18%   SBS Broadcasting SA (Luxembourg) - A commercial television and radio broadcasting company with station ownership in Scandinavia, the
            Benelux region and eastern Europe
-   4.10%   ELEKTA AB (Sweden) - Manufacturer of oncology and neurology products
-   4.07%   PROSAFE ASA (Norway) - Provides specialized oil services for production activity off the coast of Norway
*   3.83%   HOGANAS AB (Sweden) - Develops, manufactures and markets iron and non-ferrous metal powders and alloys, as well as highly refined powders and customer-specific mixes selling its products to the automotive industry and to companies active in the welding, chemical and metallurgical industries
-   3.82%   ELMOS SEMICONDUCTOR AG (Germany) - Designs and produces application specific integrated circuits, primarily for the automobile industry
*   3.79%   ASM INTERNATIONAL NV (Netherlands) - Manufactures semiconductor assembly equipment
*   3.75%   ENIRO AB (Sweden) - Publishes telephone directories in the Nordic region and in other parts of Europe
-   3.55%   GSI LUMONICS INC. (Canada) - Provides laser-based manufacturing systems to industrial companies worldwide serving primarily the semiconductor industry

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 40.25%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Electronic Technology                          28.77%
Consumer Services                              13.55%
Producer Manufacturing                         12.70%
Health Technology                              12.07%
Consumer Durables                               7.38%
Industrial Services                             6.39%
Process Industries                              5.30%
Non-Energy Minerals                             3.83%
Retail Trade                                    3.54%
Consumer Non-Durables                           3.47%
Short-Term Investments and Net Other Assets     3.00%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  35

                               Manager's Overview

WESTCORE BLUE CHIP FUND

FUND OBJECTIVE: LONG-TERM TOTAL RETURN BY INVESTING IN STOCKS OF LARGE, WELL-ESTABLISHED COMPANIES WHOSE STOCKS APPEAR TO BE UNDERVALUED.

         [PHOTO]
   /s/ Mark M. Adelmann
Mark M. Adelmann, CPA, CFA
EQUITY VALUE RESEARCH TEAM

         [PHOTO]
     /s/ Kris Herrick
    Kris Herrick, CFA
EQUITY VALUE RESEARCH TEAM

     The crisis of confidence in corporate America and prolonged economic sluggishness continued to weigh heavily on the markets during the six-month period ended November 30, 2002. Amid these progressively difficult and uncertain conditions, the Westcore Blue Chip Fund lost 14.89%, lagging both its benchmark, the S&P 500 Index, and its peer group, the Lipper Multi-Cap Value Index, which declined 11.48% and 13.17%, respectively. Although our performance over the course of the well-documented downturn has been solid relative to our benchmark, these most recent results are not what we have become accustomed to reporting. However, we believe that this setback will be short-term and that the disciplined investment process we employ, and the portfolio of stocks it has led us to own, will continue to compound value over the long term.

     Investing for the long term requires consistent discipline and the ability to follow that discipline through various market cycles and short-term market phenomenon. Our investment discipline is characterized by seeking transparent businesses where strong management teams exhibit the ability to generate improving returns on their invested assets. We believe that when the intrinsic value of this type of business comfortably exceeds its current share price, we have uncovered an excellent long-term investment.

     The disclosure of significant fraud and subsequent bankruptcies of companies such as WorldCom and Adelphia Communications, neither of which was held in our portfolio, resulted in severe volatility in the debt and equity markets. As the markets sold off in July and again in September, investors increasingly moved money from more stable

--------------------------------------------------------------------------------
36              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

         [PHOTO]
     /s/ Troy Dayton
     Troy Dayton, CFA
EQUITY VALUE RESEARCH TEAM

         [PHOTO]
   /s/ Derek R. Anguilm
     Derek R. Anguilm
EQUITY VALUE RESEARCH TEAM

"...RECENT GAINS MAY BE AN INDICATION THAT THE MARKET IS FINALLY ANTICIPATING AN ECONOMIC RECOVERY."

businesses in the credit sensitive and capital goods sectors, such as defense holdings Raytheon Co. and General Dynamics Corp., into higher volatility names that were well off their previously lofty levels. The short-term trading environment that ensued, driven purely by sentiment and momentum, seemed to defy fundamental analysis. Investors looking for "quick" profits bid these shares aggressively, creating a temporary self-fulfilling prophecy.

     While the economic backdrop improved somewhat as the period drew to a close, ongoing pressures during the period also contributed to the market's weak performance. Despite their relatively superior business models and management, economically sensitive names such as Delta Air Lines Inc., Starwood Hotels & Resorts Inc., insurance brokerage firm Aon Corp. and global advertising and marketing conglomerate Interpublic Group of Companies Inc. trailed the market. As uncertainty surrounding the recovery of the airline industry heightened, we sold Delta to await clarity. In the case of Starwood, we challenged our numbers and investment thesis, then added to the position based on our belief that the company's stock price was undervalued. Lastly, both Aon and Interpublic paused in their turnaround efforts, convincing us to liquidate the positions at a loss.

     Several of our strongest performers came from the healthcare sector, particularly large-cap pharmaceutical stocks such as Pharmacia Corp. After a prolonged sell-off in the group, our analysis indicated improved prospects for revenue growth, with current valuations reflecting little of this improvement. Elsewhere, selected insurance holdings, including

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
                               Manager's Overview

WESTCORE BLUE CHIP FUND (CONTINUED)

American International Group, Allstate Corp. and Principal Financial Group, were able to wield significant pricing power, a rarity in this slow-growth economy.

     Looking ahead, recent gains may be an indication that the market is finally anticipating an economic recovery. If nothing else, the rally has enabled us to reclaim some valuable lost ground. However, we remain somewhat cautious on the sustainability of gains in areas like technology, telecommunications, and certain consumer-related businesses, sectors that drove the late-period advance. We are watchful for opportunities to trim positions in these groups, while adding to holdings that may not have participated in the recent gains but that we believe have intrinsic value that is still notably higher than their current market value.

     Thank you for your continued support of the Westcore Blue Chip Fund. The strength of our investment philosophy gives us reason to believe that the Fund will meet and, hopefully, exceed your expectations in the future. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE BLUE CHIP FUND, S&P 500 INDEX AND LIPPER MULTI-CAP VALUE INDEX

                         Westcore Blue                    Lipper Multi-Cap
                           Chip Fund      S&P 500 Index     Value Index
                           ---------      -------------     -----------
            6/88             10000            10000            10000
            11/88            10002            10451            10494
            11/89            12230            13675            12912
            11/90            11548            13200            11764
            11/91            14505            15887            14061
            11/92            16417            18822            16732
            11/93            18233            20720            18955
            11/94            18521            20935            19266
            11/95            25496            28667            25079
            11/96            31998            36650            30912
            11/97            40179            47096            38285
            11/98            44129            58238            40992
            11/99            47668            70416            43160
            11/00            48159            67430            45681
            11/01            48304            59197            47640
            11/02            40440            49418            42257

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Value Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value funds will generally have between 25% to 75% of their assets invested in companies considered to be undervalued relative to a major unmanaged stock index and that have market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
38              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

*   3.62%   AMERICAN POWER CONVERSION (APCC) - Designs, develops,
            manufactures and markets uninterruptible power supply
            products including electrical surge protection devices,
            power conditioning products and other electronic equipment
-   3.51%   OMNICARE INC. (OCR) - Provides professional pharmacy-related consulting and data management services
*   3.44%   MICROSOFT CORP. (MSFT) - Develops, manufactures, licenses, sells and supports software products
+   3.24%   PARKER HANNIFIN CORP. (PH) - Manufactures motion control products, including fluid power systems, electromechanical controls and related components
+   2.97%   BOWATER INC. (BOW) - Owns and operates pulp and paper mills, a coating operation and sawmills in the United States, Canada and
            South Korea
*   2.90%   RADIAN GROUP INC. (RDN) - Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
*   2.84%   AMERICAN INTERNATIONAL GROUP (AIG) - Provides a variety of insurance and insurance-related services in the United States and overseas
*   2.71%   STARWOOD HOTELS & Resorts Inc. (HOT) - Owns, manages and franchises hotels throughout the world
*   2.69%   CONOCOPHILLIPS (COP) - An international, integrated energy company
*   2.68%   FEDERAL HOME LOAN MORTGAGE CORP. (FRE) - System designed to create a stable mortgage credit system and reduce the rates paid by homebuyers by supplying lenders with money to make mortgages

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 30.60%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Financials                                       25.78%
Technology                                       13.93%
Medical-Healthcare                               12.73%
Consumer Cyclical                                12.00%
Capital Goods                                     8.51%
Energy                                            6.85%
Communications                                    4.66%
Consumer Staples                                  3.09%
Basic Materials                                   2.97%
Commercial Services                               2.62%
Utilities                                         2.53%
Short-Term Investments and Net Other Assets       2.47%
Transportation                                    1.86%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  39

                               Manager's Overview

WESTCORE MID-CAP OPPORTUNITY FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MEDIUM-SIZED COMPANIES WHOSE STOCKS APPEAR TO BE UNDERVALUED.

         [PHOTO]
   /s/ Mark M. Adelmann
Mark M. Adelmann, CPA, CFA
EQUITY VALUE RESEARCH TEAM

         [PHOTO]
     /s/ Kris Herrick
    Kris Herrick, CFA
EQUITY VALUE RESEARCH TEAM

     Economic uncertainty and market instability remained the dominant themes for much of the six-month period ended November 30, 2002. In light of this adverse environment, the Westcore Mid-Cap Opportunity Fund declined 15.69%, which contrasts with losses of 13.67% for its benchmark, the Russell Midcap Index, and 14.30% for its peer group, the Lipper Mid-Cap Value Index. Although this return fell short of our expectations, it represents a limited time frame and as such is not representative of the Fund's more favorable longer-term results. For both the three-year and since inception periods, the Fund's positive annualized returns decisively outperformed its benchmark.

     We believe that this setback is short-term, and we remain confident that our disciplined investment process has guided us to stocks whose intrinsic value should be recognized over the long term. Our efforts are driven by a careful examination of company fundamentals, emphasizing businesses with improving returns on invested capital, shareholder-focused management teams and solid financial models. All of these factors contribute to an ongoing analysis of valuation, which allows us to determine whether the current value of a business reflects a significant discount to our projection of future cash flows. In other words, it is not enough for a stock to be cheap, it must also possess a catalyst that may unlock that value.

     Catalysts were few and far between during the period, as the deepening disclosure

--------------------------------------------------------------------------------
40              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

         [PHOTO]
     /s/ Troy Dayton
     Troy Dayton, CFA
EQUITY VALUE RESEARCH TEAM

         [PHOTO]
   /s/ Derek R. Anguilm
     Derek R. Anguilm
EQUITY VALUE RESEARCH TEAM

"FEAR-BASED SELLING TESTED FIVE-YEAR LOWS IN JULY AND SEPTEMBER, LEAVING FEW AREAS OF THE MARKET UNSCATHED."

of corporate malfeasance, high-profile bankruptcies, disappointing earnings and the threat of war unleashed a crisis of confidence. Fear-based selling tested five-year lows in July and September, leaving few areas of the market unscathed. Credit sensitive names such as Nationwide Financial Services and Allmerica Financial Corp. were severely punished, while the stalled recovery in technology-related spending pressured our holdings in Veeco Instruments Inc., Avnet Inc. and Oak Technology Inc. Furthermore, after several quarters of fundamental improvements at insurance broker AON Corp. and global advertising conglomerate Interpublic Group of Companies, executional missteps led us to re-evaluate our original investment thesis, resulting in the sale of these positions.

     In contrast, the Fund benefited from strong stock selection in consumer cyclicals. Several examples include audio equipment supplier Harmon International Industries Inc., which continued to profit from robust growth in its automotive and home entertainment markets. Exclusive licensing contracts with the NFL and the NBA bolstered the value of Reebok International's sports apparel franchise, as did improved operating efficiencies. Meanwhile, International Game Technology cashed in on the expansion of gaming as state governments attempted to compensate for budgetary shortfalls. The Fund also reaped rewards from its exposure to consumer staples, namely soybean processor Bunge Ltd. Bunge has expanded its global footprint through industry consolidation and is now the dominant player in the fast-growing region of South America.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  41

                               Manager's Overview

     Looking ahead, the late-period advance may be an indication that the market is finally anticipating an economic recovery. If nothing else, the rally has enabled us to reclaim some valuable lost ground. However, we remain somewhat cautious regarding the sustainability of gains in technology, telecommunications and certain consumer-related sectors, areas that drove the recent two-month surge. Therefore, we are keeping a close eye on fundamentally strong, attractively priced companies within the capital goods and commercial services industries, whose current market value continues to trail what we believe to be its intrinsic value.

     Thank you for your continued support of the Westcore Mid-Cap Opportunity Fund. The strength of our investment philosophy gives us reason to believe that the Fund will meet and, hopefully, exceed your expectations in the future. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE MID-CAP OPPORTUNITY FUND, RUSSELL MIDCAP INDEX AND LIPPER MID-CAP VALUE INDEX

                     Westcore Mid-Cap
                       Opportunity        Russell      Lipper Mid-Cap
                           Fund        Midcap Index      Value Index
                           ----        ------------      -----------
         10/98            10000            10000            10000
         11/98            10890            11187            10990
         11/99            12730            13417            11991
         11/00            13885            14684            13003
         11/01            15633            14336            14426
         11/02            13954            13012            13497

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 10/1/98. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 35% of the total market capitalization of the Russell 1000 Index.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies considered to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
42              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

+   3.53%   HARMAN INTERNATIONAL INDUSTRIES INC. (HAR) - Designs, manufactures and markets high-fidelity audio and video products to the consumer and professional markets
*   3.49%   CROWN CORK & SEAL INC. (CCK) - Manufactures packaging products for consumer goods
*   3.24%   AMERICAN POWER CONVERSION (APCC) - Designs, develops,
            manufactures and markets uninterruptible power supply
            products including electrical surge protection devices,
            power conditioning products and other electronic equipment
+   2.91%   CAREMARK RX INC. (CMX) - Provides prescription benefit management, therapeutic pharmaceutical services and associated disease management programs
*   2.83%   OFFICE DEPOT INC. (ODP) - Operates a chain of office product warehouse stores in the U.S., Canada, France and Japan.
*   2.74%   ALLIED WASTE INDUSTRIES INC. (AW) - A non-hazardous solid waste company providing collection, disposal and recycling services for customers in the U.S.
*   2.73%   RADIAN GROUP INC. (RDN) - Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
+   2.63%   BUNGE LTD. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain
-   2.55%   STARWOOD HOTELS & RESORTS INC. (HOT) - Owns, manages and franchises hotels throughout the world
*   2.35%   DOW JONES & COMPANY INC. (DJ) - A global provider of business news and information

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 29.00%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Consumer Cyclical                               16.62%
Financials                                      15.67%
Technology                                       9.68%
Basic Materials                                  8.98%
Medical-Healthcare                               8.47%
Commercial Services                              7.73%
Energy                                           6.29%
Capital Goods                                    5.55%
Short-Term Investments and Net Other Assets      5.31%
Consumer Staples                                 4.56%
Utilities                                        4.37%
Transportation                                   3.13%
REITs                                            2.11%
Communications                                   1.53%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  43

                               Manager's Overview

WESTCORE SMALL-CAP OPPORTUNITY FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENTS IN COMPANIES WITH SMALL CAPITALIZATIONS WHOSE STOCKS APPEAR TO BE UNDERVALUED.

         [PHOTO]
   /s/ Mark M. Adelmann
Mark M. Adelmann, CPA, CFA
EQUITY VALUE RESEARCH TEAM

         [PHOTO]
     /s/ Kris Herrick
    Kris Herrick, CFA
EQUITY VALUE RESEARCH TEAM

     The prolonged bear market proved increasingly challenging during the six months ended November 30, 2002, as investors struggled with economic and geopolitical uncertainty, corporate malfeasance and lackluster earnings. On an absolute basis, the Westcore Small-Cap Opportunity Fund returned -15.40%. This compares to a -16.03% return for its benchmark, the Russell 2000 Index, and a -15.27% return for its peer group, the Lipper Small-Cap Core Index. While these short-term results were disappointing, the Fund's longer-term performance remains solid. Over the three-year, five-year and since inception periods, the Fund's annualized returns compare favorably to its benchmark and are in line with its peer group.

     Despite what we believe to be the short-term nature of the current market, we continue to take a long-term view. Certainly, in this environment, there is great pressure to discard an investment discipline that relies on patience in the pursuit of value. Nevertheless, we remain confident that our emphasis on fundamentals, namely improving returns on invested capital, shareholder-focused managements and solid financial models, will lead us to businesses whose current market value reflects a significant discount to projected future cash flows. While some investors consider value to be a static proxy, our research-driven process looks at it as a moving target. For that reason, our efforts are ongoing, and our commitment is unwavering.

     Turning to the portfolio, the sluggish economic recovery and our exposure to

--------------------------------------------------------------------------------
44              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

LIPPER LEADER FOR              [LIPPER LEADER    LIPPER LEADER FOR         [LIPPER LEADER
CONSISTENT RETURN                CONSISTENT      PRESERVATION out of        PRESERVATION
out of 276 Small-Cap Core          RETURN        6,041 Equity Funds for       GRAPHIC]
Equity Funds for the three-       GRAPHIC]       the three-year period as
year period as of 11/30/02.(2)                   of 11/30/02.(3)
See complete disclaimers                         See complete disclaimers
beginning on page 13.                            beginning on page 13.

         [PHOTO]
     /s/ Troy Dayton
     Troy Dayton, CFA
EQUITY VALUE RESEARCH TEAM

         [PHOTO]
   /s/ Derek R. Anguilm
     Derek R. Anguilm
EQUITY VALUE RESEARCH TEAM

"DESPITE WHAT WE BELIEVE TO BE THE SHORT-TERM NATURE OF THE CURRENT MARKET, WE CONTINUE TO TAKE A LONG-TERM VIEW."

economically sensitive stocks took its toll on Fund performance. An overweighting in consumer cyclicals worked against us, while an underweighting in technology produced a disproportionately negative effect relative to our benchmark. Although the group retreated amid the protracted slowdown in corporate technology spending, stock selection also played an important role. Oak Technology Inc. struggled the most as pricing and volumes in the PC market deteriorated. At the same time, Veeco Instruments Inc. and Asyst Technologies Inc. fell on widespread weakness in the semiconductor industry.

     In contrast, solid gains were realized from holdings in the energy and consumer staples sectors. Natural gas producer XTO Energy Inc., a leading independent, continued to profit from favorable pricing trends and increased production. Meanwhile, Bunge Ltd., the world's largest soybean processor, turned in a strong showing, capitalizing on industry consolidation and its diverse geographic footprint. Ironically, the downtrodden consumer cyclicals sector also produced one of our better performers in Harman International Industries Inc., a high-end audio equipment maker. The company reported robust growth in its automotive and home entertainment markets, as well as several successful new product launches.

     Going forward, we believe that the Fund is positioned to capitalize on a long-awaited economic turnaround, which the market finally appeared to predict late in the period.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  45

                               Manager's Overview

LIPPER LEADER FOR TAX         [LIPPER LEADER
EFFICIENCY out of 292 Small-       TAX
Cap Core Equity Funds for       EFFICIENCY
the three-year period            GRAPHIC]
as of 11/30/02.(5)
See complete disclaimers
beginning on page 13.

WESTCORE SMALL-CAP OPPORTUNITY FUND (CONTINUED)

Although declining share prices have hurt performance, we have taken the opportunity to purchase new names and add to existing holdings at what we believe are more attractive valuations. As the expected impact of fiscal and monetary stimulus continues to materialize, restoring a sense of normalcy to the markets, we anticipate an environment in which investors will once again recognize the compelling value inherent in small-capitalization companies.

     Thank you for your continued support of the Westcore Small-Cap Opportunity Fund. The strength of our investment philosophy gives us reason to believe that the Fund will meet and, hopefully, exceed your expectations in the future. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE SMALL-CAP OPPORTUNITY FUND, RUSSELL 2000 INDEX AND LIPPER SMALL-CAP CORE INDEX

                    Westcore Small-Cap
                       Opportunity        Russell      Lipper Small-Cap
                           Fund         2000 Index        Core Index
                           ----         ----------        ----------
         12/93            10000            10000            10000
         11/94             9882             9562             9930
         11/95            12749            12286            12669
         11/96            15853            14321            15275
         11/97            20496            17673            19020
         11/98            19090            16503            17226
         11/99            17048            19089            19860
         11/00            19591            18977            21445
         11/01            21617            19891            23551
         11/02            20932            17785            21399

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 12/28/93. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, and represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, when compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
46              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF NOVEMBER 30, 2002

*   3.42%   CROWN CORK & SEAL INC. (CCK) - Manufactures packaging products for consumer goods
*   2.88%   ALLIED WASTE INDUSTRIES INC. (AW) - A non-hazardous solid waste company providing collection, disposal and recycling services for customers in the U.S.
+   2.86%   HARMAN INTERNATIONAL INDUSTRIES INC. (HAR) - Designs, manufactures and markets high-fidelity audio and video products to the consumer and professional markets
+   2.25%   BUNGE LTD. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain
*   2.25%   COOPER COMPANIES INC. (COO) - Develops, manufactures and markets specialty healthcare products
*   2.24%   WESTERN GAS RESOURCES INC. (WGR) - Designs, constructs, owns and operates natural gas gathering, processing and treating facilities in the major gas-producing basins of the U.S.
+   2.13%   CIBER INC. (CBR) - Delivers business solutions including wireless technology, business-to-business content packages and security and privacy software for both corporations and governments
+   2.08%   TEEKAY SHIPPING CORP. (TK) - Provides international crude oil and petroleum product transportation services to major oil companies, major oil traders and government agencies
+   2.07%   BOWATER INC. (BOW) - Owns and operates pulp and paper mills, a coating operation and sawmills in the United States, Canada and
            South Korea
*   2.04%   AFFILIATED MANAGERS GROUP (AMG) - An asset management holding company

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 24.22%
+ denotes increase in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Consumer Cyclical                               16.89%
Financials                                      13.16%
Commercial Services                              9.05%
Basic Materials                                  8.44%
Technology                                       7.99%
Medical-Healthcare                               7.84%
Consumer Staples                                 7.30%
Energy                                           6.98%
Capital Goods                                    6.26%
Transportation                                   5.26%
REITs                                            3.46%
Utilities                                        2.77%
Communications                                   2.71%
Short-Term Investments and Net Other Assets      1.89%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  47

                               Manager's Overview

WESTCORE FLEXIBLE INCOME FUND

FUND OBJECTIVE: LONG-TERM TOTAL RATE OF RETURN, PRIMARILY THROUGH INVESTMENTS IN BONDS, AND TO A LESSER EXTENT THROUGH CONVERTIBLE SECURITIES AND HIGH-YIELDING EQUITIES CONSISTENT WITH PRESERVATION OF CAPITAL.

       [PHOTO]
 /s/ Jerome R. Powers
Jerome R. Powers, CFA
 CO-PORTFOLIO MANAGER

       [PHOTO]
   /s/ Alex W. Lock
     Alex W. Lock
 CO-PORTFOLIO MANAGER

     In a period when equity returns continued to fare poorly, the Westcore Flexible Income Fund unfortunately followed suit. Despite a history of favorable performance versus our benchmark and peer group, the Fund returned -5.28% for the six months ended November 30, 2002, lagging returns of 4.98% for the Lehman Brothers Aggregate Bond Index and 2.67% for the Lipper Corporate Debt BBB Index. Although our long-term goal is to generate higher risk-adjusted returns than other less-aggressive, yield-oriented portfolios, our short-term results were not consistent with this objective.

     We believe that the reason for our under-performance stemmed from a fear-based flight to quality. As reports of corporate malfeasance, accounting irregularities, high-profile bankruptcies and impending war fueled market uncertainty, investors fled equities and corporate bonds for the relative safety of U.S. Treasuries. Rates fell across the board amid lackluster economic data and plummeting stock prices, raising fears that the long-awaited recovery had all but stalled. Against this backdrop, corporate bonds succumbed to rising credit concerns while Treasury securities trended higher.

--------------------------------------------------------------------------------
48              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

LIPPER LEADER FOR              [LIPPER LEADER
EXPENSE out of 12                 EXPENSE
Flexible Income Funds             GRAPHIC]
for the three-year period as
of 11/30/02.(6)
See complete disclaimers
beginning on page 13.

"...WE HAVE...TAKEN ADVANTAGE OF THE TREMENDOUS OPPORTUNITY TO PURCHASE QUALITY NAMES AT WHAT WE VIEW AS MORE ATTRACTIVE PRICES."

     Although our emphasis on corporate bonds worked against us during the period, we continue to believe that their yield advantage over Treasury securities provides the best opportunity to outperform our index and peer group over the long-term. This yield advantage has now widened to levels approaching 40-year historic highs, and positions the Fund to offer significantly more income in comparison to bond strategies focusing on government issues. Due to the current low interest rate environment within the government sector, this advantage is all the more compelling.

     Turning to the portfolio, our exposure to high-yield or below-investment-grade securities dampened performance as the sector suffered significant price declines in strong correlation with the stock market. Our holdings in the airline industry, which struggled in the wake of the US Airways Inc. bankruptcy and the anticipated UAL Corporation filing, also contributed to weakness. However, many of these securities are backed by airplanes and therefore should offer better protection than unsecured bonds. Asset strength is a key component of our intensive credit analysis and should prove beneficial once the high-yield market makes its expected recovery, as it began to show signs of doing in November.

     On a more upbeat note, our relatively low exposure to the telecommunications sector contributed positively to Fund performance. Although the sector retains considerable potential, the prolonged slowdown in capital spending has weighed heavily on its prospects. Consequently, we have set our sights on industries that we believe can sustain returns on the strength of their underlying fundamentals. Leisure industries, for example, have provided solid evidence of their ability to weather current market conditions while at the same time offering attractive yields.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  49

                               Manager's Overview

     Looking ahead, we anticipate better relative results as the substantial yield advantage of the Fund's investments over Treasury securities is allowed to compound. An advantage of this magnitude is rare indeed, and we believe the portfolio is well positioned to capitalize on this significant "head start." Meanwhile, we have also taken advantage of the tremendous opportunity to purchase quality names at what we view as more attractive prices, which should offer considerable protection if interest rates move higher in the coming months. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE FLEXIBLE INCOME FUND, LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER CORPORATE DEBT BBB INDEX

                            Westcore     Lehman Brothers       Lipper
                            Flexible        Aggregate      Corporate Debt
                          Income Fund      Bond Index        BBB Index
                          -----------      ----------        ---------
            6/88             10000            10000            10000
            11/88            10581            10513            10514
            11/89            12256            12026            11644
            11/90            12669            12929            12219
            11/91            14773            14792            14008
            11/92            16426            16103            15457
            11/93            19396            17858            17605
            11/94            17880            17311            16834
            11/95            22348            20367            20001
            11/96            23501            21599            21401
            11/97            25853            23688            23126
            11/98            29010            25924            24712
            11/99            27075            25911            24534
            11/00            29060            28261            25874
            11/01            31393            31418            28560
            11/02            31352            33720            29736

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income Category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
50              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 FIXED-INCOME HOLDINGS AS OF NOVEMBER 30, 2002

+   4.43%   PARK PLACE ENTERTAINMENT CORP., 8.875%, 09/15/2008
+   3.74%   LEUCADIA NATIONAL CORP., 7.75%, 08/15/2013
*   3.67%   MOHEGAN TRIBAL GAMING, 8.00%, 04/01/2012
+   3.62%   VENETIAN CASINO RESORT LLC, 11.00%, 06/15/2010
+   3.54%   HILTON HOTELS CORP., 7.625%, 05/15/2008
-   3.20%   CIRCUS CIRCUS ENTERPRISES INC., 6.45%, 02/01/2006
*   3.09%   ROYAL CARIBBEAN CRUISES LTD., 6.75%, 03/15/2008
*   3.03%   SECURITY CAPITAL INDUSTRIAL TRUST, 7.95%, 05/15/2008
-   2.78%   MIRAGE RESORTS INC., 6.75%, 08/01/2007
-   2.38%   AMR CORP., 10.00%, 04/15/2021

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 33.48%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILES AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Industrial                                                  54.10%
Financial                                                   26.25%
Transportation                                              12.58%
Collateralized Obligations & Mortgage-Backed Securities      4.05%
Short-Term Investments and Net Other Assets                  2.67%
Utilities                                                    0.35%

Corporate Bonds                                             77.17%
Preferred Stocks                                             9.23%
Common Stocks                                                6.25%
Collateralized Obligations & Mortgage-Backed Securities      4.05%
Short-Term Investments and Net Other Assets                  2.67%
Covertible Bonds                                             0.63%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  51

                               Manager's Overview

WESTCORE PLUS BOND FUND

FUND OBJECTIVE: LONG-TERM TOTAL RATE OF RETURN, CONSISTENT WITH PRESERVATION OF CAPITAL, BY INVESTING PRIMARILY IN INVESTMENT-GRADE BONDS OF VARYING MATURITIES.

       [PHOTO]
 /s/ Jerome R. Powers
Jerome R. Powers, CFA
 CO-PORTFOLIO MANAGER

       [PHOTO]
  /s/ Glen T. Cahill
 Glen T. Cahill, CFA
 CO-PORTFOLIO MANAGER

     Although continued volatility characterized the six-month period ended November 30, 2002, a combination of income and price appreciation contributed to positive returns for bonds. In this setting, the Westcore Plus Bond Fund returned 2.85%, modestly underperforming the 4.98% return for our benchmark, the Lehman Brothers Aggregate Bond Index, and a 3.48% return for our peer group, the Lipper Intermediate Investment Grade Index. A fear-based flight to quality pressured corporate bonds, as investors turned to the relative safety of U.S. Treasuries amid economic sluggishness, plummeting stock values, credit concerns and accounting irregularities.

     In light of these developments, our emphasis on corporate bonds worked against us during the period. Nevertheless, we continue to believe that their yield advantage over Treasury securities provides the best opportunity for higher total return on a consistent basis. This yield advantage has now widened to levels approaching 40-year historic highs, and positions the Fund to offer significantly more income in comparison to bond strategies focusing on government issues. Due to the current low interest environment within the government sector, this advantage is all the more compelling.

--------------------------------------------------------------------------------
52              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

LIPPER LEADER FOR EXPENSE             [LIPPER LEADER
out of 261 Intermediate                  EXPENSE
Investment Grade Fixed Income            GRAPHIC]
Funds for the three-year
period as of 11/30/02.(6)
See complete disclaimers beginning
on page 13.

"...WITH THE ECONOMY STILL ON THE MEND, CREDIT RISK IS CLEARLY OUR NUMBER ONE PRIORITY."

     As always, we rely on a carefully chosen portfolio concentrated in intermediate-term investment-grade securities. By doing so, we aim to combine the aforementioned yield advantage with strong credit analysis to produce long-term returns that outpace both cash equivalents and other relatively safe, yield-oriented portfolios. Because higher income is in fact a critical component of our strategy, it is incumbent upon us to focus on securities with the most desirable credit characteristics.

     One example of these desirable credit characteristics is asset strength, which typically offers a margin of protection against changing conditions. In that regard, our heavy exposure to the Real Estate Investment Trust (REIT) sector was a source of relative stability for the Fund. In contrast, our asset-backed airline industry holdings struggled in the wake of the US Airways Inc. bankruptcy and the anticipated UAL Corporation filing. Mortgage-backed securities also underperformed as homeowners refinanced in record numbers, taking advantage of the lowest mortgage rates in nearly four decades.

     On a more upbeat note, our relatively low exposure to the telecommunications sector contributed positively to Fund performance. Although the sector retains considerable potential, the prolonged slowdown in capital spending has weighed heavily on its prospects. Consequently, we have set our sights on industries that can sustain returns on the strength of their underlying fundamentals. Leisure industries, such as hotels and gaming, have provided solid evidence of their ability to weather current market conditions while at the same time offering attractive yields.

     Looking ahead, we anticipate better relative results as the Fund's substantial yield advantage is allowed to compound. An advantage of this magnitude is rare indeed, and we believe that the portfolio is well positioned to capitalize on the significant "head start." Meanwhile, we have also taken advantage of the tremendous opportunity to purchase quality names at more attractive prices, which we believe should offer considerable protection assuming interest rates move higher in the

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  53

                               Manager's Overview
coming months. However, with the economy still on the mend, credit risk is clearly our number one priority. As such, we will continue to pursue a high and safe level of income, while taking measures to shield the portfolio from the potential effects of credit deterioration. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE PLUS BOND FUND, LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT INDEX

                                  Lehman Brothers   Lipper Intermediate
                  Westcore Plus      Aggregate        Investment Grade
                    Bond Fund        Bond Index          Debt Index
                    ---------        ----------          ----------
        6/88          10000             10000              10000
        11/88         10352             10513              10514
        11/89         11530             12026              11644
        11/90         11599             12929              12179
        11/91         13743             14792              13906
        11/92         14955             16103              15153
        11/93         16533             17858              16827
        11/94         16009             17311              16294
        11/95         18256             20367              18924
        11/96         19251             21599              20014
        11/97         20539             23688              21383
        11/98         21995             25924              23177
        11/99         22226             25911              23156
        11/00         24051             28261              24985
        11/01         26280             31418              27764
        11/02         27594             33720              29277

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Debt Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
54              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 FIXED-INCOME HOLDINGS AS OF NOVEMBER 30, 2002

+   4.89%   FNMA POOL #254194, 5.000%, 02/01/2017
-   4.74%   FHLMC GOLD POOL #C62374, 6.000%, 01/01/2032
+   2.66%   FNMA POOL #625994, 5.000%, 01/01/2017
*   2.53%   LEUCADIA NATIONAL CORP., 7.750%, 08/15/2013
-   2.39%   FHLMC GOLD POOL #G00336, 6.000%, 10/01/2024
-   2.38%   U.S. TREASURY BOND, 6.875%, 08/15/2025
+   2.17%   FHLMC GOLD POOL #E87866, 5.000%, 02/01/2017
+   2.09%   NEW PLAN REALTY TRUST, 7.750%, 04/06/2005
*   1.93%   UNITED AIRLINES INC., PASS-THROUGH CERTIFICATES, SERIES 95-A1,
            9.020%, 04/19/2012
*   1.51%   WASHINGTON REAL ESTATE INVESTMENT TRUST, 7.125%, 08/13/2003

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 27.29%
+ denotes increase in holding since last report
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILES AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

Financial                                                       34.35%
Industrial                                                      29.60%
Asset-Backed Securities, Collateralized Obligations
 & Mortgage-Backed Securities                                   24.28%
Transportation                                                   7.69%
U.S. Government Agencies & Treasuries                            2.38%
Short-Term Investments and Net Other Assets                      1.35%
Utilities                                                        0.35%

Corporate Bonds                                                 68.17%
Asset-Backed Securities, Collateralized Obligations
 & Mortgage-Backed Securities                                   24.28%
U.S. Government Agencies & Treasuries                            2.38%
Convertible Bonds                                                2.14%
Preferred Stocks                                                 1.68%
Short-Term Investments and Net Other Assets                      1.35%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  55

                               Manager's Overview

WESTCORE COLORADO TAX-EXEMPT FUND

FUND OBJECTIVE: INCOME EXEMPT FROM BOTH FEDERAL AND COLORADO STATE PERSONAL INCOME TAXES BY EMPHASIZING INSURED COLORADO MUNICIPAL BONDS WITH INTERMEDIATE MATURITIES.

       [PHOTO]
/s/ Thomas B. Stevens
Thomas B. Stevens, CFA
LEAD PORTFOLIO MANAGER

       [PHOTO]
  /s/ Glen T. Cahill
 Glen T. Cahill, CFA
 CO-PORTFOLIO MANAGER

     Despite ominous warnings about Colorado's budgetary shortfalls, the Westcore Colorado Tax-Exempt Fund continued to benefit from the general trend of declining interest rates. For the six months ended November 30, 2002, the Fund returned 2.90%. In contrast, our benchmark, the Lehman Brothers 10-year Municipal Bond Index, returned 3.61%, while our peer group, the Lipper Intermediate Municipal Debt Index, posted a 2.91% return for the same period. One-year returns also reflected strong demand for municipal securities, as the Westcore Colorado Tax-Exempt Fund returned 5.41%. Over the same 12-month period, the Lehman Brothers 10-year Municipal Bond Index and the Lipper Intermediate Municipal Debt Index returned 6.71% and 5.45%, respectively.

     The Fund's profile changed very little over the six-month and one-year periods, keeping it in line with its longer-term characteristics. Duration, which measures sensitivity to changing interest rates, was 3.92 years at period-end, and the average maturity was 8.57 years. Average credit quality remains "AAA," with 78% of the Fund insured by third-party insurers such as AMBAC, FGIC, FSA or MBIA. These insurers guarantee payment of principal and interest in

--------------------------------------------------------------------------------
56              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

LIPPER LEADER FOR TAX          [LIPPER LEADER    LIPPER LEADER FOR EXPENSE   [LIPPER LEADER
EFFICIENCY out of 88 Other          TAX          out of 89 Other States         EXPENSE
States Intermediate Municipal    EFFICIENCY      Intermediate Municipal         GRAPHIC]
Funds for the three-year          GRAPHIC]       Funds for the three-year
period as of 11/30/02.(5)                        period as of 11/30/02.(6)
See complete disclaimers                         See complete disclaimers
beginning on page 13.                            beginning on page 13.

"...COLORADO WAS NOT IMMUNE TO THE ECONOMIC DOWNTURN, SO THE IMPACT OF DECLINING STATE REVENUES MUST BE WATCHED CLOSELY."

the unlikely event of a default, providing additional security to the bondholder, particularly in tepid economic climates. Needless to say, Colorado was not immune to the economic downturn, so the impact of declining state revenues must be watched closely. However, with nearly two-thirds of the Fund invested in general obligation bonds, a majority of our holdings were not affected by fluctuating sales and use tax revenues.

     In that regard, we have always stressed two points: high quality and preservation of principal. The fact that the Fund's average quality is "AAA" speaks for itself. With respect to preserving principal, that is a function of maintaining an intermediate-term duration (typically between five and ten years) along with a higher-than-average coupon. At period-end, the Fund's average coupon was 5.42%, nearly 200 basis points above current interest rate levels for the highest quality intermediate maturity municipal bonds. Furthermore, the Westcore Colorado Tax-Exempt Fund has no exposure to securities subject to the alternative minimum tax (AMT), which otherwise would lessen the full benefit of double tax-exemption.

     As the economy stabilizes, we believe that it is only a matter of time before interest rates experience a gradual increase. To offset the price declines that often accompany higher rates, we expect to accumulate cash from early redemptions on higher-coupon issues, thereby shortening the Fund's duration. However, we do not anticipate selling longer-maturity bonds to purchase shorter ones for two reasons. First, we do not wish to expose shareholders to a capital gains tax event by selling securities that have risen in price as rates have declined. Second, the municipal yield curve remains quite steep, meaning longer-maturity bonds yield significantly more than shorter-maturity securities. Consequently, we see no point in shortening the

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  57

                               Manager's Overview
portfolio's average maturity if it means sacrificing yield. Therefore, we expect to allow the portfolio's maturity to decline naturally, while at the same time maintaining a relatively high income stream from our current holdings in high-coupon premium bonds. If interest rates do rise, our higher-coupon bonds should fare better than lower-yielding, shorter-term securities. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE COLORADO TAX-EXEMPT FUND, LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND LIPPER INTERMEDIATE MUNICIPAL DEBT INDEX

                                         Lehman Brothers      Lipper
                                             10-Year       Intermediate
                      Westcore Colorado     Municipal        Municipal
                       Tax-Exempt Fund     Bond Index       Debt Index
                       ---------------     ----------       ----------
            6/91             10000            10000            10000
            11/91            10405            11003            10441
            11/92            11384            12099            11369
            11/93            12408            13515            12406
            11/94            12007            12912            11987
            11/95            13713            15307            13642
            11/96            14426            16173            14313
            11/97            15241            17314            15139
            11/98            16285            18718            16143
            11/99            16041            18639            16044
            11/00            17042            20067            17015
            11/01            18296            21711            18329
            11/02            19286            23167            19328

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/91. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Intermediate Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

--------------------------------------------------------------------------------
58              Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                               Manager's Overview

TOP 10 MUNICIPAL BOND HOLDINGS AS OF NOVEMBER 30, 2002

-   2.37%   EL PASO COUNTY SCHOOL DISTRICT 49, 6.00%, 12/01/2009; Sinking Fund
            12/01/2007 @ 100.00, FSA
-   2.31%   MESA COUNTY VALLEY SCHOOL DISTRICT 51, 6.00%, 12/01/2006, MBIA
-   2.28%   LARIMER COUNTY POUDRE SCHOOL DISTRICT R-1, 6.00%, 12/15/2017,
            Optional 12/15/2010 @ 100.00, FGIC
-   2.23%   SUMMIT COUNTY SCHOOL DISTRICT RE-1, 6.55%, 12/01/2009, Prerefunded
            12/01/2004 @ 100.00, FGIC
-   2.18%   EAGLE GARFIELD & ROUTT COUNTIES SCHOOL DISTRICT Re-50J, 5.25%,
            12/01/2015, Optional 12/01/2009 @ 101.00, FGIC
*   2.17%   EL PASO COUNTY SCHOOL DISTRICT 12, 5.00%, 09/15/2013
-   2.16%   BOULDER & GILPIN COUNTIES, BOULDER VALLEY SCHOOL DISTRICT RE-2,
            5.00%, 12/01/2011, Optional 12/01/2007 @ 100.00, FGIC
-   2.16%   DOUGLAS & ELBERT COUNTIES SCHOOL DISTRICT RE-1, 5.25%, 12/15/2017,
            Optional 12/15/2011 @ 100.00, MBIA
-   2.10%   POUDRE VALLEY HOSPITAL DISTRICT, LARIMER COUNTY, 5.375%, 11/15/2007,
            Optional 11/15/2003 @ 100.00
-   1.67%   JEFFERSON COUNTY SCHOOL DISTRICT R-1, 5.25%, 12/15/2011, Optional
            12/15/2008 @ 101.00, FGIC

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.63%
- denotes decrease in holding since last report
* denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR NOVEMBER 30, 2002

General Obligation Bonds                              63.25%
Revenue Bonds                                         28.26%
Short-Term Investments and Net Other Assets            5.19%
Certificates of Participation                          3.30%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  59

                           Statements of Investments

Westcore MIDCO Growth Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 92.09%

BASIC MATERIALS 3.68%

CHEMICALS 1.68%
Georgia Gulf Corp.                               35,300            $    739,888
RPM Inc.                                         55,400                 851,498
                                                                   ------------
                                                                      1,591,386
MULTI-INDUSTRY 2.00%
ITT Industries Inc.                              17,400               1,048,872
SPX Corp.**                                      18,000                 849,600
                                                                   ------------
                                                                      1,898,472
TOTAL BASIC MATERIALS
(Cost $3,452,765)                                                     3,489,858
-------------------------------------------------------------------------------

CAPITAL GOODS 2.17%

AEROSPACE & DEFENSE 0.54%
Embraer-Empresa Brasilei - ADR (Brazil)          34,917                 510,487

ENGINEERING & CONSTRUCTION 1.63%
Jacobs Engineering Group Inc.**                  42,600               1,546,806

TOTAL CAPITAL GOODS
(Cost $2,637,800)                                                     2,057,293
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 20.21%

CONSUMER PRODUCTS 3.63%
Harley-Davidson Inc.                              9,200                 446,568
Mattel Inc.                                      88,400               1,822,808
Mohawk Industries Inc.**                         19,000               1,170,590
                                                                   ------------
                                                                      3,439,966
HOTEL - RESTAURANT - LEISURE 6.12%
Royal Caribbean Cruises Ltd.                     99,200               2,150,656
Starbucks Corp.**                                87,400               1,900,076
Starwood Hotels & Resorts Inc.                   48,800               1,236,104
Wendy's International Inc.                       18,500                 516,705
                                                                   ------------
                                                                      5,803,541
MEDIA - PUBLISHING - CABLE 2.29%
Pixar Inc.**                                     20,900               1,206,766
RealNetworks Inc.**                             161,400                 623,004
XM Satellite Radio Holdings Inc.**              135,300                 340,956
                                                                   ------------
                                                                      2,170,726
RETAIL 8.17%
AnnTaylor Stores Corp.**                         37,300                 885,875
Bed Bath & Beyond Inc.**                         26,300                 912,347
Best Buy Inc.**                                  23,100                 639,408
Family Dollar Stores Inc.                        33,100                 976,119
GameStop Corp. - Class A**                       53,500                 995,100
Ross Stores Inc.                                 21,800               1,008,250
Tiffany & Co.                                    35,700               1,013,166
TJX Companies Inc.                               67,300               1,317,061
                                                                   ------------
                                                                      7,747,326
TOTAL CONSUMER CYCLICAL
(Cost $18,140,166)                                                   19,161,559
-------------------------------------------------------------------------------

CONSUMER STAPLES 2.48%

FOOD, BEVERAGES & TOBACCO 2.48%
McCormick & Co. Inc.                             39,500                 939,705
Wm Wrigley Jr. Co.                               26,300               1,414,677
                                                                   ------------
                                                                      2,354,382
TOTAL CONSUMER STAPLES
(Cost $2,255,507)                                                     2,354,382
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
60             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                           Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
CREDIT SENSITIVE 9.13%
BANKS 1.77%
SouthTrust Corp.                                 64,000            $  1,672,960

FINANCIAL SERVICES 4.11%
Eaton Vance Corp.                                39,800               1,241,760
Federated Investments Inc.                       33,300                 900,765
SLM Corp.                                        17,900               1,749,367
                                                                   ------------
                                                                      3,891,892
INSURANCE 3.25%
Ambac Financial Group Inc.                       29,250               1,828,417
HCC Insurance Holdings Inc.                      53,700               1,252,284
                                                                   ------------
                                                                      3,080,701
TOTAL CREDIT SENSITIVE
(Cost $7,951,048)                                                     8,645,553
-------------------------------------------------------------------------------

ENERGY 5.78%

ENERGY EQUIPMENT & SERVICES 3.75%
Nabors Industries Inc.**                         53,700               1,900,980
Noble Corp.**                                    48,600               1,649,970
                                                                   ------------
                                                                      3,550,950
ENERGY PRODUCERS 2.03%
Apache Corp.                                     35,650               1,920,822

TOTAL ENERGY
(Cost $3,413,044)                                                     5,471,772
-------------------------------------------------------------------------------

HEALTHCARE 19.31%

BIOTECHNOLOGY 2.15%
Biogen Inc.**                                    24,000               1,059,600
Millennium Pharmaceutical**                      97,600                 976,976
                                                                   ------------
                                                                      2,036,576
DRUGS & HEALTHCARE PRODUCTS 5.18%
Apogent Technologies Inc.**                      46,100                 924,766
Becton Dickinson & Co.                           29,000                 860,430
Boston Scientific Corp.**                        56,400               2,368,800
Guidant Corp.**                                  25,300                 757,229
                                                                   ------------
                                                                      4,911,225
HEALTHCARE SERVICES 11.98%
Caremark Rx Inc.**                              107,000               1,889,620
Community HealthSystems Inc.**                   69,400               1,426,170
DaVita Inc. **                                   63,400               1,626,210
Laboratory Corp. of America Holdings**           58,260               1,398,240
McKesson Corp.                                   61,300               1,588,896
Omnicare Inc.                                   101,300               2,187,067
Triad Hospitals Inc.**                           41,000               1,236,150
                                                                   ------------
                                                                     11,352,353
TOTAL HEALTHCARE
(Cost $15,453,347)                                                   18,300,154
-------------------------------------------------------------------------------

SERVICES 6.30%

BUSINESS SERVICES 5.05%
Certegy Inc.**                                   42,300               1,021,545
Cintas Corp.                                     32,250               1,627,658
Copart Inc.**                                    35,700                 431,613
Fiserv Inc.**                                    29,650               1,005,728
Interpublic Group of Companies                   46,900                 702,093
                                                                   ------------
                                                                      4,788,637
CONSUMER SERVICES 1.25%
Cendant Corp.**                                  94,000               1,182,520

TOTAL SERVICES
(Cost $5,671,097)                                                     5,971,157
-------------------------------------------------------------------------------

TECHNOLOGY 23.03%

COMPUTER HARDWARE 3.14%
Lexmark International Inc. **                    29,700               1,964,358
Tech Data Corp.**                                33,100               1,015,508
                                                                   ------------
                                                                      2,979,866

--------------------------------------------------------------------------------
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
                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
COMPUTER SERVICES & SOFTWARE 8.45%
Adobe Systems Inc.                               44,400            $  1,311,132
American Management Systems**                    71,600                 985,932
AutoDesk Inc.                                    76,900               1,191,181
Electronic Arts Inc.**                           21,600               1,465,776
Intuit Inc.**                                    28,400               1,531,896
Macromedia Inc.**                                91,500               1,120,875
Symantec Corp.**                                  9,100                 397,943
                                                                   ------------
                                                                      8,004,735
ELECTRONICS 4.52%
Integrated Circuit Systems Inc.**                62,300               1,450,344
Intersil Corp.**                                 44,300                 765,947
Microchip Technology Inc.                        54,150               1,557,354
Photronics Inc.**                                32,100                 507,822
                                                                   ------------
                                                                      4,281,467
NETWORKING 0.62%
McData Corp.- Class B**                          67,100                 585,783

TELECOMMUNICATIONS 6.30%
Advanced Fibre Communications**                  57,400               1,043,532
Harris Corp.                                     26,700                 718,764
Level 3 Communications Inc.**                   252,300               1,539,030
Polycom Inc.**                                   51,200                 584,192
UTStarcom Inc.**                                101,700               2,089,935
                                                                   ------------
                                                                      5,975,453
TOTAL TECHNOLOGY
(Cost $19,902,416)                                                   21,827,304
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $78,877,190)                                                   87,279,032
-------------------------------------------------------------------------------

MUTUAL FUNDS 7.46%
Fidelity Institutional US Treasury,
  Class III                                   2,668,278               2,668,278
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares               4,405,658               4,405,658
                                                                   ------------
                                                                      7,073,936
TOTAL MUTUAL FUNDS
(Cost $7,073,936)                                                     7,073,936
-------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 5.45%
AIM Liquid Assets Portfolio                         681                     681
AIM Prime Portfolio                               2,703                   2,703
Provident Temp Fund                              63,090                  63,090
Provident Temp Cash Fund                         23,645                  23,645
UBS Private Money Market Fund LLC(2)          5,072,447               5,072,447
                                                                   ------------
                                                                      5,162,566
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $5,162,566)                                                     5,162,566
-------------------------------------------------------------------------------

Total Investments
(Cost $91,113,692)                               105.00%           $ 99,515,534
Liabilities in Excess of Other Assets             (5.00%)            (4,739,132)
                                                 ------------------------------
NET ASSETS                                       100.00%           $ 94,776,402
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
62             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

Westcore Growth Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 94.71%

BASIC MATERIALS 5.67%
CHEMICALS 2.19%
Georgia Gulf Corp.                               14,100            $    295,536
Millipore Corp.**                                 8,000                 294,880
                                                                   ------------
                                                                        590,416
DISTRIBUTION 1.92%
W.W. Grainger Inc.                                9,600                 516,288

MULTI-INDUSTRY 1.56%
SPX Corp.**                                       8,900                 420,080
TOTAL BASIC MATERIALS
(Cost $1,581,952)                                                     1,526,784
-------------------------------------------------------------------------------

CAPITAL GOODS 9.59%
AEROSPACE & DEFENSE 2.92%
General Dynamics Corp.                            6,100                 496,845
Titan Corp.**                                    24,400                 288,896
                                                                   ------------
                                                                        785,741
ELECTRICAL EQUIPMENT 5.10%
General Electric Co.                             29,800                 807,580
Parker Hannifin Corp.                            12,100                 564,949
                                                                   ------------
                                                                      1,372,529
MACHINERY & EQUIPMENT 1.57%
Cummins Inc.                                     13,400                 421,296

TOTAL CAPITAL GOODS
(Cost $2,793,495)                                                     2,579,566
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 16.40%
CONSUMER PRODUCTS 1.06%
Harley-Davidson Inc.                              5,900                 286,386

CONSUMER SOFT GOODS 1.01%
Nike Inc. - Class B                               6,100                 273,158

HOTEL - RESTAURANT - LEISURE 5.33%
Bally Total Fitness Holding Corp.**              21,200                 189,740
Marriott International Inc. - Class A             5,800                 207,350
Royal Caribbean Cruises Ltd.                     17,100                 370,728
Starwood Hotels & Resorts Inc.                   16,100                 407,813
Wendy's International Inc.                        9,300                 259,749
                                                                   ------------
                                                                      1,435,380
RETAIL 9.00%
Bed Bath & Beyond Inc.**                          4,800                 166,512
Costco Wholesale Corp.**                         11,550                 373,065
GameStop Corp.**                                 13,100                 243,660
Family Dollar Stores Inc.                        11,800                 347,982
Home Depot Inc.                                   4,900                 129,458
Lowe's Companies Inc.                             4,300                 178,450
Tiffany & Co.                                     7,400                 210,012
Wal-Mart Stores Inc.                             14,300                 774,488
                                                                   ------------
                                                                      2,423,627
TOTAL CONSUMER CYCLICAL
(Cost $4,341,667)                                                     4,418,551
-------------------------------------------------------------------------------

CONSUMER STAPLES 3.83%
Food, Beverages & Tobacco 3.83%
Hershey Foods Corp.                               4,400                 283,316
Kraft Foods Inc.                                  9,500                 356,820
Pepsico Inc.                                      9,200                 390,816
                                                                   ------------
                                                                      1,030,952
TOTAL CONSUMER STAPLES
(Cost $1,069,951)                                                     1,030,952
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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
                           Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
CREDIT SENSITIVE 15.62%

BANKS 6.80%
Fifth Third Bancorporation                        7,000            $    392,000
SouthTrust Corp.                                 20,100                 525,414
State Street Corp.                               12,100                 544,500
Wells Fargo & Co.                                 8,000                 369,680
                                                                   ------------
                                                                      1,831,594
FINANCIAL SERVICES 0.91%
SEI Investments Co.                               7,700                 245,322

INSURANCE 7.91%
AFLAC Inc.                                       19,000                 586,150
Ambac Financial Group Inc.                        7,450                 465,699
American International Group Inc.                10,512                 684,857
Principal Financial Group                        13,500                 391,500
                                                                   ------------
                                                                      2,128,206
TOTAL CREDIT SENSITIVE
(Cost $4,004,992)                                                     4,205,122
-------------------------------------------------------------------------------

ENERGY 5.00%

ENERGY EQUIPMENT & SERVICES 1.78%
BJ Services Co.**                                 4,300                 143,835
Nabors Industries Inc.**                          9,437                 334,070
                                                                   ------------
                                                                        477,905
Energy Producers 3.22%
Apache Corp.                                      7,870                 424,035
XTO Energy Inc.                                  18,500                 443,075
                                                                   ------------
                                                                        867,110
TOTAL ENERGY
(Cost $1,087,868)                                                     1,345,015
-------------------------------------------------------------------------------

HEALTHCARE 16.45%

BIOTECHNOLOGY 2.02%
Biogen Inc.**                                     3,000            $    132,450
Genentech Inc.**                                 12,500                 412,500
                                                                   ------------
                                                                        544,950
DRUGS & HEALTHCARE PRODUCTS 9.35%
Apogent Technologies Inc.**                      24,200                 485,452
Becton Dickinson & Co.                           11,100                 329,337
Boston Scientific Corp.**                        12,000                 504,000
Johnson & Johnson                                 7,100                 404,842
Medtronic Inc.                                    5,600                 261,800
Pfizer Inc.                                      16,850                 531,449
                                                                   ------------
                                                                      2,516,880
HEALTHCARE SERVICES 5.08%
Cardinal Health Inc.                              3,800                 233,852
Caremark Rx Inc.**                               16,300                 287,858
Community Health Systems Inc.**                  14,600                 300,030
McKesson Corp.                                   12,000                 311,040
Patterson Dental Co.**                            5,600                 235,200
                                                                   ------------
                                                                      1,367,980
TOTAL HEALTHCARE
(Cost $4,368,086)                                                     4,429,810
-------------------------------------------------------------------------------

SERVICES 5.32%

BUSINESS SERVICES 3.99%
Cintas Corp.                                      8,200                 413,854
Concord EFS Inc.**                                3,400                  51,000
Copart Inc.**                                    25,500                 308,295
Fiserv Inc.**                                     8,850                 300,192
                                                                   ------------
                                                                      1,073,341
CONSUMER SERVICES 1.33%
Cendant Corp.**                                  28,400                 357,272

TOTAL SERVICES
(Cost $1,518,933)                                                     1,430,613
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
64             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                           Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
TECHNOLOGY 16.83%

COMPUTER HARDWARE 4.19%
American Power Conversion **                     37,000            $    595,700
International Business Machines Corp.             6,100                 531,310
                                                                   ------------
                                                                      1,127,010
COMPUTER SERVICES & SOFTWARE 6.17%
Automatic Data Processing                        10,800                 469,476
Intuit Inc.**                                     9,200                 496,248
Microsoft Corp.**                                 8,200                 474,124
Oracle Corp.**                                   18,200                 221,130
                                                                   ------------
                                                                      1,660,978
ELECTRONICS 5.23%
Flextronics International Ltd. (Singapore)**     18,600                 204,786
Intel Corp.                                      24,200                 505,296
Linear Technology Corp.                           9,700                 322,331
Texas Instruments Inc.                           18,600                 374,046
                                                                   ------------
                                                                      1,406,459
NETWORKING 1.24%
Cisco Systems Inc.**                             22,300                 332,716

TOTAL TECHNOLOGY
(Cost $4,873,732)                                                     4,527,163
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $25,640,676)                                                   25,493,576
-------------------------------------------------------------------------------

MUTUAL FUNDS 5.00%
Fidelity Institutional US Treasury,
  Class III                                      91,533                  91,533
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares                 1,253,854               1,253,854
                                                                   ------------
                                                                      1,345,387
TOTAL MUTUAL FUNDS
(Cost $1,345,387)                                                  $  1,345,387
-------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 1.15%
UBS Private Money Market Fund LLC(2)            308,200                 308,200

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $308,200)                                                         308,200
-------------------------------------------------------------------------------

Total Investments
(Cost $27,294,263)                               100.86%           $ 27,147,163
Liabilities in Excess of Other Assets             (0.86%)              (231,239)
                                                 ------------------------------
NET ASSETS                                       100.00%           $ 26,915,924
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  65

                            Statements of Investments

Westcore Small-Cap Growth Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 92.84%

BASIC MATERIALS 1.62%

TRANSPORTATION 1.62%
ExpressJet Holdings Inc.**                       11,000            $    118,250

TOTAL BASIC MATERIALS
(Cost $176,000)                                                         118,250
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 27.93%

CONSUMER SOFT GOODS 1.88%
Quiksilver Inc.**                                 5,000                 137,000

HOTEL - RESTAURANT - LEISURE 4.84%
Landry's Restaurants Inc.                         9,200                 197,616
Red Robin Gourmet Burger**                       12,000                 156,240
                                                                   ------------
                                                                        353,856
MEDIA - PUBLISHING - CABLE 7.28%
Emmis Communications Corp.**                      8,000                 183,360
Lin TV Corp.**                                    8,600                 209,840
Sinclair Broadcast Group**                       10,000                 138,700
                                                                   ------------
                                                                        531,900
RETAIL 13.93%
Cost Plus Inc.**                                  5,000                 163,500
GameStop Corp.**                                 10,500                 195,300
GSI Commerce Inc.**                              52,100                 248,517
Mothers Work Inc.**                               6,000                 231,000
Tuesday Morning Corp.**                           9,000                 180,090
                                                                   ------------
                                                                      1,018,407
TOTAL CONSUMER CYCLICAL
(Cost $2,577,149)                                                     2,041,163
-------------------------------------------------------------------------------

CONSUMER STAPLES 1.43%

HOUSEHOLD PRODUCTS 1.43%
Chattem Inc.**                                    2,500                 104,150

TOTAL CONSUMER STAPLES
(Cost $106,124)                                                         104,150
-------------------------------------------------------------------------------

CREDIT SENSITIVE 15.04%

BANKS 5.62%
First Community Bancorp                           6,000                 184,620
New York Community Bancorp Inc.                   8,100                 225,828
                                                                   ------------
                                                                        410,448
INSURANCE 4.29%
Arch Capital Group Ltd.**                         6,100                 184,525
Wellchoice Inc.**                                 5,000                 129,250
                                                                   ------------
                                                                        313,775
FINANCIAL SERVICES 1.99%
American Capital Strategies Ltd.                  7,000                 145,250

REITS 3.14%
FBR Asset Investment Corp.                        7,000                 229,600

TOTAL CREDIT SENSITIVE
(Cost $937,543)                                                       1,099,073
-------------------------------------------------------------------------------

ENERGY 1.93%

ENERGY EQUIPMENT & SERVICES 1.93%
Offshore Logistics Inc.**                         6,500                 141,115

TOTAL ENERGY
(Cost $142,546)                                                         141,115
-------------------------------------------------------------------------------

HEALTHCARE 17.79%

BIOTECHNOLOGY 2.85%
Array Biopharma Inc.**                           24,600                 207,870

--------------------------------------------------------------------------------
66             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
DRUG & HEALTHCARE PRODUCTS 6.91%
Biosource International Inc.**                   28,400            $    166,225
CTI Molecular Imaging Inc.**                      3,000                  78,000
Intermagnetics General Corp.**                    7,500                 162,825
Taro Pharmaceuticals Industries (Israel)**        2,500                  98,150
                                                                   ------------
                                                                        505,200

HEALTHCARE SERVICES 8.03%
AMN Healthcare Services Inc.**                    8,500                 153,680
Cerner Corp.**                                    7,300                 240,243
Province Healthcare Co.**                        15,000                 193,200
                                                                   ------------
                                                                        587,123
TOTAL HEALTHCARE
(Cost $1,768,155)                                                     1,300,193
-------------------------------------------------------------------------------

SERVICES 4.99%

BUSINESS SERVICES 1.94%
Skillsoft Plc**                                  37,870                 141,634

CONSUMER SERVICES 3.05%
Corinthian Colleges Inc.**                        5,700                 222,528

TOTAL SERVICES
(Cost $451,615)                                                         364,162
-------------------------------------------------------------------------------

TECHNOLOGY 22.11%

COMPUTER SERVICES & SOFTWARE 15.25%
Cognizant Technology Solutions Corp.**            3,600                 257,004
Precise Software Solutions Ltd. (Israel)**       20,800                 274,560
Secure Computing Corp.**                         34,000                 261,460
Websense Inc.**                                  12,000                 321,000
                                                                   ------------
                                                                      1,114,024
ELECTRONICS 3.50%
Entegris Inc.**                                  17,500                 185,850
Silicon Image Inc.**                             10,000                  69,900
                                                                   ------------
                                                                        255,750
TELECOMMUNICATIONS 3.36%
EarthLink Inc.**                                 20,000                 124,400
Intrado Inc.**                                   10,000                 121,400
                                                                   ------------
                                                                        245,800
TOTAL TECHNOLOGY
(Cost $2,203,070)                                                     1,615,574
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $8,362,202)                                                     6,783,680
-------------------------------------------------------------------------------

WARRANTS 0.00%

TECHNOLOGY 0.00%

ELECTRONICS 0.00%
Precision Optics Corp.(6)**                      26,316                       0

TOTAL WARRANTS
(Cost $118,948)                                                               0
-------------------------------------------------------------------------------

MUTUAL FUNDS 6.70%
Fidelity Institutional US Treasury,
  Class III                                     152,568                 152,568
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                 336,438                 336,438
                                                                   ------------
                                                                        489,006
TOTAL MUTUAL FUNDS
(Cost $489,006)                                                         489,006
-------------------------------------------------------------------------------

Total Investments
(Cost $8,970,156)                                 99.54%           $  7,272,686
Other Assets in Excess of Liabilities              0.46%                 33,398
                                                 ------------------------------
NET ASSETS                                       100.00%           $  7,306,084
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  67

                            Statements of Investments

Westcore Select Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 91.47%

BASIC MATERIALS 3.11%

CHEMICALS 3.11%
Georgia Gulf Corp.                               13,500            $    282,960
                                                                   ------------
TOTAL BASIC MATERIALS
(Cost $330,488)                                                         282,960
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 22.21%

HOTEL - RESTAURANT - LEISURE 10.49%
Alliance Gaming Corp.**                          33,100                 572,630
Champps Entertainment Inc.**                     33,800                 381,940
                                                                   ------------
                                                                        954,570
MEDIA - PUBLISHING - CABLE 6.51%
Gannett Inc.                                      6,700                 477,375
XM Satellite Radio Holdings Inc.**               45,500                 114,660
                                                                   ------------
                                                                        592,035
RETAIL 5.21%
TJX Companies Inc.                               24,200                 473,594

TOTAL CONSUMER CYCLICAL
(Cost $1,683,210)                                                     2,020,199
-------------------------------------------------------------------------------

CONSUMER STAPLES 4.55%

RETAIL FOOD & DRUG 4.55%
Kroger Co.**
                                                 26,300                 413,699
TOTAL CONSUMER STAPLES
(Cost $612,440)                                                         413,699
-------------------------------------------------------------------------------

CREDIT SENSITIVE 4.74%

BANKS 4.74%
Citigroup Inc.                                   11,100                 431,568

TOTAL CREDIT SENSITIVE
(Cost $477,952)                                                         431,568
-------------------------------------------------------------------------------

HEALTHCARE 28.13%

DRUGS & HEALTHCARE PRODUCTS 12.98%
Pharmacia Corp.                                  12,700                 537,210
Women First Healthcare Inc.**                   119,200                 643,680
                                                                   ------------
                                                                      1,180,890
HEALTHCARE SERVICES 15.15%
Community Health Systems Inc.**                  15,000                 308,250
McKesson Corp.                                   16,700                 432,864
Omnicare Inc.                                    16,200                 349,758
Tenet Healthcare Corp.**                         15,600                 287,820
                                                                   ------------
                                                                      1,378,692
TOTAL HEALTHCARE
(Cost $2,876,257)                                                     2,559,582
-------------------------------------------------------------------------------

SERVICES 9.77%

CONSUMER SERVICES 9.77%
Cendant Corp.**                                  44,600                 561,068
Navigant International Inc.**                    27,500                 327,525
                                                                   ------------
                                                                        888,593
TOTAL SERVICES
(Cost $766,928)                                                         888,593
-------------------------------------------------------------------------------

TECHNOLOGY 18.96%

COMPUTER SERVICES & SOFTWARE 11.41%
AutoDesk Inc.                                    51,200                 793,088
Raindance Communications Inc.**                  81,400                 244,851
                                                                   ------------
                                                                      1,037,939
TELECOMMUNICATIONS 7.55%
Nextel Partners Inc.**                           50,000                 330,000
UTStarcom Inc.**                                 16,600                 341,130

--------------------------------------------------------------------------------
68             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------

World Wireless Communications Inc.(3)(6)**      200,000            $     16,000
                                                                   ------------
                                                                        687,130
TOTAL TECHNOLOGY
(Cost $2,757,755)                                                     1,725,069
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $9,505,030)                                                     8,321,670
-------------------------------------------------------------------------------

MUTUAL FUNDS 6.38%
Fidelity Institutional US Treasury,
  Class III                                     168,650                 168,650
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                 411,586                 411,586
                                                                   ------------
                                                                        580,236
TOTAL MUTUAL FUNDS
(Cost $580,236)                                                         580,236
-------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 1.74%
UBS Private Money Market Fund LLC(2)            158,700                 158,700

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $158,700)                                                         158,700
-------------------------------------------------------------------------------

Total Investments
(Cost $10,243,966)                                99.59%           $  9,060,606
Other Assets in Excess of Liabilities              0.41%                 37,549
                                                 ------------------------------
NET ASSETS                                       100.00%           $  9,098,155
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  69

                            Statements of Investments

Westcore International Frontier Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 97.00%

CONSUMER DURABLES 7.38%

HOME FURNISHINGS 2.92%
Hunter Douglas NV (Netherlands)                   9,570            $    238,006

RECREATIONAL PRODUCTS 4.46%
Zapf Creation AG (Germany)                       14,600                 363,828

TOTAL CONSUMER DURABLES
(Cost $641,899)                                                         601,834
-------------------------------------------------------------------------------

CONSUMER NON-DURABLES 3.47%

HOUSEHOLD - PERSONAL CARE 3.47%
McBride Plc (United Kingdom)                    287,800                 283,244

TOTAL CONSUMER NON-DURABLES
(Cost $228,990)                                                         283,244
-------------------------------------------------------------------------------

CONSUMER SERVICES 13.55%

BROADCASTING 4.18%
SBS Broadcasting SA (Luxembourg)**               20,500                 340,710

MOVIES - ENTERTAINMENT 2.34%
Corp. Interamericana de Entertenimiento SA
  (Mexico)**                                    113,000                 190,786

OTHER CONSUMER SERVICES 3.75%
Eniro AB (Sweden)                                44,700                 305,712

PUBLISHING - BOOKS - MAGAZINES 3.28%
Taylor & Francis Group Plc (United Kingdom)      34,800                 268,037

TOTAL CONSUMER SERVICES
(Cost $1,277,269)                                                     1,105,245
-------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY 28.77%

COMPUTER PERIPHERALS 4.70%
Lectra SA (France)**                             77,100                 383,495

ELECTRONIC COMPONENTS 7.13%
Elmos Semiconductor AG (Germany)**               34,050                 311,631
Yamaichi Electronics Co. Ltd. (Japan)            24,000                 270,334
                                                                   ------------
                                                                        581,965
ELECTRONIC EQUIPMENT - INSTRUMENTS 13.15%
GSI Lumonics Inc.(Canada)**                      42,000                 289,380
Melexis NV (Belgium)**                           34,800                 200,790
Renishaw Plc (United Kingdom)                    26,300                 144,417
Vaisala Oyj (Finland)                            10,200                 218,261
Vitec Group Plc (United Kingdom)                 42,500                 219,816
                                                                   ------------
                                                                      1,072,664
ELECTRONIC PRODUCTION EQUIPMENT 3.79%
ASM International NV (Netherlands)**             20,900                 309,320

TOTAL ELECTRONIC TECHNOLOGY
(Cost $2,895,872)                                                     2,347,444
-------------------------------------------------------------------------------

HEALTH TECHNOLOGY 12.07%

MEDICAL SPECIALTIES 8.95%
Elekta AB (Sweden)**                             33,000                 334,900
Getinge AB (Sweden)                              14,200                 280,385
Lumenis Ltd. (Israel)**                          48,000                 115,200
                                                                   ------------
                                                                        730,485

--------------------------------------------------------------------------------
70             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
PHARMACEUTICALS 3.12%
Galen Holdings Plc (United Kingdom)              30,700            $    254,132

TOTAL HEALTH TECHNOLOGY
(Cost $1,027,030)                                                       984,617
-------------------------------------------------------------------------------

INDUSTRIAL SERVICES 6.39%

ENGINEERING & CONSTRUCTION 2.32%
Koninklijke Boskalis Westminster NV
  (Netherlands)                                  10,600                 189,808

OILFIELD SERVICES - EQUIPMENT 4.07%
ProSafe ASA (Norway)**                           24,800                 331,863

TOTAL INDUSTRIAL SERVICES
(Cost $730,839)                                                         521,671
-------------------------------------------------------------------------------

NON-ENERGY MINERALS 3.83%

STEEL 3.83%
Hoganas AB (Sweden)                              16,300                 312,860

TOTAL NON-ENERGY MINERALS
(Cost $324,035)                                                         312,860
-------------------------------------------------------------------------------

PROCESS INDUSTRIES 5.30%

AGRICULTURAL COMMODITIES - MILLING 2.60%

Global Bio-Chem Technology Group Company Ltd.
  (Hong Kong)                                   796,700                 211,978

CHEMICALS 2.70%
Victrex Plc (United Kingdom)                     63,000                 220,563

TOTAL PROCESS INDUSTRIES
(Cost $510,316)                                                         432,541
-------------------------------------------------------------------------------

PRODUCER MANUFACTURING 12.70%

ELECTRICAL PRODUCTS 3.30%
Pfeiffer Vacuum Technology AG (Germany)          13,100                 269,760

INDUSTRIAL MACHINERY 6.05%
Interpump Group SpA (Italy)                      71,700                 288,875
Singulus Technologies AG (Germany)**             12,000                 204,730
                                                                   ------------
                                                                        493,605

OFFICE EQUIPMENT - SUPPLIES 3.35%
Neopost (France)**                                9,800                 272,973

TOTAL PRODUCER MANUFACTURING
(Cost $1,138,060)                                                     1,036,338
-------------------------------------------------------------------------------

RETAIL TRADE 3.54%

APPAREL - FOOTWEAR RETAIL 2.58%
Danier Leather Inc. (Canada)**                   23,500                 210,759

SPECIALTY STORES 0.96%
GrandVision SA (France)                           4,200                  78,340

TOTAL RETAIL TRADE
(Cost $343,771)                                                         289,099
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $9,118,081)                                                     7,914,893
-------------------------------------------------------------------------------

MUTUAL FUNDS 2.58%
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                 210,874                 210,874

TOTAL MUTUAL FUNDS
(Cost $210,874)                                                         210,874
-------------------------------------------------------------------------------

Total Investments
(Cost $9,328,955)                                 99.58%           $  8,125,767
Other Assets in Excess of Liabilities              0.42%                 34,017
                                                 ------------------------------
NET ASSETS                                       100.00%           $  8,159,784
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
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
                            Statements of Investments

Westcore Blue Chip Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCK 97.53%

BASIC MATERIALS 2.97%

FORESTRY & PAPER 2.97%
Bowater Inc.                                     21,500            $    932,670

TOTAL BASIC MATERIALS
(Cost $1,035,177)                                                       932,670
-------------------------------------------------------------------------------

CAPITAL GOODS 8.51%

AEROSPACE & DEFENSE 5.27%
General Dynamics Corp.                           10,300                 838,935
Raytheon Co.                                     28,000                 816,760
                                                                   ------------
                                                                      1,655,695
ELECTRICAL EQUIPMENT 3.24%
Parker Hannifin Corp.                            21,800               1,017,842

TOTAL CAPITAL GOODS
(Cost $2,477,040)                                                     2,673,537
-------------------------------------------------------------------------------

COMMERCIAL SERVICES 2.62%

BUSINESS PRODUCTS & SERVICES 2.62%
Accenture Ltd. (Bermuda)**                       42,800                 823,900

TOTAL COMMERCIAL SERVICES
(Cost $950,853)                                                         823,900
-------------------------------------------------------------------------------

COMMUNICATIONS 4.66%

TELECOMM SERVICE PROVIDERS 4.66%
ALLTEL Corp.                                     15,100                 831,708
BellSouth Corp.                                  22,700                 631,060
                                                                   ------------
                                                                      1,462,768
TOTAL COMMUNICATIONS
(Cost $1,439,090)                                                     1,462,768
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 12.00%

CLOTHING & ACCESSORIES 2.44%
TJX Companies Inc.                               39,100                 765,187

GENERAL MERCHANDISE 2.36%
Target Corp.                                     21,300                 740,814

HOTELS & GAMING 2.71%
Starwood Hotels & Resorts Inc.                   33,600                 851,088

Publishing & Media 4.49%
Dow Jones & Company Inc.                         16,100                 667,345
Viacom Inc. - Class B**                          15,800                 742,758
                                                                   ------------
                                                                      1,410,103
TOTAL CONSUMER CYCLICAL
(Cost $ 3,266,945)                                                    3,767,192
-------------------------------------------------------------------------------

CONSUMER STAPLES 3.09%

FOOD & AGRICULTURAL PRODUCTS 3.09%
Bunge Ltd. (Bermuda)                             12,900                 316,695
Sara Lee Corp.                                   28,000                 653,240
                                                                   ------------
                                                                        969,935
TOTAL CONSUMER STAPLES
(Cost $845,053)                                                         969,935
-------------------------------------------------------------------------------

ENERGY 6.85%

EXPLORATION & PRODUCTION 4.16%
Apache Corp.                                     12,340                 664,879
Ocean Energy Inc.                                34,000                 640,560
                                                                   ------------
                                                                      1,305,439
INTEGRATED OILS 2.69%
ConocoPhillips                                   17,664                 844,516

TOTAL ENERGY
(Cost $2,357,061)                                                     2,149,955
-------------------------------------------------------------------------------

FINANCIALS 25.78%

INTEGRATED FINANCIAL SERVICES 2.47%
Citigroup Inc.                                   19,966                 776,278

--------------------------------------------------------------------------------
72             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
LIFE & HEALTH INSURANCE 3.14%
Nationwide Financial Services - Class A          13,600            $    401,880
Principal Financial Group                        20,200                 585,800
                                                                   ------------
                                                                        987,680
MONEY CENTER BANKS 1.12%
Bank of America Corp.                             5,000                 350,400

PROPERTY CASUALTY INSURANCE 12.10%
Allstate Corp.                                   21,200                 827,436
American International Group                     13,700                 892,555
Hartford Financial Services Group Inc.           13,900                 681,934
Radian Group Inc.                                22,300                 912,070
Travelers Property & Casualty Corp.**            30,600                 488,070
                                                                   ------------
                                                                      3,802,065
REGIONAL BANKS 2.42%
SouthTrust Corp.                                 29,100                 760,674

SECURITIES & ASSET MANAGEMENT 1.85%
Goldman Sachs Group Inc.                          3,100                 244,497
Lehman Brothers Holdings Inc.                     5,500                 337,700
                                                                   ------------
                                                                        582,197
SPECIALTY FINANCE 2.68%
Federal Home Loan Mortgage Corp.                 14,600                 841,544

TOTAL FINANCIALS
(Cost $7,579,509)                                                     8,100,838
-------------------------------------------------------------------------------

MEDICAL - HEALTHCARE 12.73%

HEALTHCARE SERVICES 3.51%
Omnicare Inc.                                    51,146               1,104,242

MEDICAL TECHNOLOGY 1.53%
Millipore Corp.**                                13,000                 479,180

PHARMACEUTICALS 7.69%
Bristol-Myers Squibb Co.                         20,060                 531,590
Pfizer Inc.                                      19,400                 611,876
Pharmacia Corp.                                  11,900                 503,370
Wyeth                                            20,000                 768,600
                                                                   ------------
                                                                      2,415,436
TOTAL MEDICAL - HEALTHCARE
(Cost $ 3,360,605)                                                    3,998,858
-------------------------------------------------------------------------------

TECHNOLOGY 13.93%

COMPUTER SOFTWARE 3.44%
Microsoft Corp.**                                18,700               1,081,234

ELECTRONIC EQUIPMENT 3.62%
American Power Conversion**                      70,700               1,138,270

PC'S AND SERVERS 2.99%
International Business Machines Corp.             9,000                 783,900
Sun Microsystems Inc.**                          36,300                 155,764
                                                                   ------------
                                                                        939,664
SEMICONDUCTORS 1.80%
Intel Corp.                                      27,100                 565,848

TECHNOLOGY RESELLERS - DISTRIBUTORS 2.08%
Avnet Inc.**                                     46,200                 653,730

TOTAL TECHNOLOGY
(Cost $5,246,479)                                                     4,378,746
-------------------------------------------------------------------------------

TRANSPORTATION 1.86%

RAILROADS 1.86%
Union Pacific Corp.                              10,100                 584,790

TOTAL TRANSPORTATION
(Cost $564,741)                                                         584,790
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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
                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
UTILITIES 2.53%

ELECTRIC - GAS UTILITIES 2.53%
Entergy Corp.                                     9,200            $    402,316
FPL Group Inc.                                    6,700                 393,960
                                                                   ------------
                                                                        796,276
TOTAL UTILITIES
(Cost $741,229)                                                         796,276
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $29,863,782)                                                   30,639,465
-------------------------------------------------------------------------------

MUTUAL FUNDS 3.16%

Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                 992,607                 992,607

TOTAL MUTUAL FUNDS
(Cost $992,607)                                                         992,607
-------------------------------------------------------------------------------

Investments of Cash Collateral For Securities Loaned 0.45%
AIM Liquid Assets Portfolio                         408                     408
Provident Temp Cash Fund                         94,464                  94,464
UBS Private Money Market Fund LLC(2)             47,728                  47,728
                                                                   ------------
                                                                        142,600
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $142,600)                                                         142,600
-------------------------------------------------------------------------------

Total Investments
(Cost $30,998,989)                               101.14%           $ 31,774,672
Liabilities in Excess of Other Assets             (1.14%)              (358,138)
                                                 ------------------------------
NET ASSETS                                       100.00%           $ 31,416,534
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
74             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

Westcore Mid-Cap Opportunity Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 94.69%

BASIC MATERIALS 8.98%

FORESTRY & Paper 8.98%
Abitibi-Consolidated Inc. (Canada)               21,600            $    167,616
Bowater Inc.                                      2,850                 123,633
Crown Cork & Seal Inc.**                         32,100                 277,344
Pactiv Corp.**                                    7,000                 144,900
                                                                   ------------
                                                                        713,493
TOTAL BASIC MATERIALS
(Cost $713,435)                                                         713,493
-------------------------------------------------------------------------------

CAPITAL GOODS 5.55%

AEROSPACE & DEFENSE 1.79%
General Dynamics Corp.                            1,750                 142,538

MACHINERY 1.78%
JLG Industries Inc.                              15,100                 141,185

TRANSPORTATION EQUIPMENT & PARTS 1.98%
Cummins Inc.                                      5,000                 157,200

TOTAL CAPITAL GOODS
(Cost $524,271)                                                         440,923
-------------------------------------------------------------------------------

COMMERCIAL SERVICES 7.73%

BUSINESS PRODUCTS & SERVICES 4.99%
Banta Corp.                                       4,900                 150,185
MAXIMUS Inc.**                                    6,200                 173,290
Wallace Computer Services Inc.                    3,900                  73,125
                                                                   ------------
                                                                        396,600
ENVIRONMENTAL POLLUTION CONTROL 2.74%
Allied Waste Industries Inc.**                   20,400                 217,872

TOTAL COMMERCIAL SERVICES
(Cost $664,295)                                                         614,472
-------------------------------------------------------------------------------

COMMUNICATIONS 1.53%

TELECOM SERVICE PROVIDERS 1.53%
IDT Corp.**                                       3,200                  59,680
IDT Corp.- Class B**                              3,500                  62,195
                                                                   ------------
                                                                        121,875
TOTAL COMMUNICATIONS
(Cost $91,662)                                                          121,875
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 16.62%

APPAREL & FOOTWEAR 2.31%
Reebok International**                            6,400                 183,616

HOTELS & GAMING 4.40%
International Game Technology**                   1,900                 146,490
Starwood Hotels & Resorts Inc.                    8,000                 202,640
                                                                   ------------
                                                                        349,130
OTHER CONSUMER SERVICES 1.20%
Cendant Corp.**                                   7,600                  95,608

PUBLISHING & MEDIA 2.35%
Dow Jones & Company Inc.                          4,500                 186,525

RECREATION & LEISURE 3.53%
Harman International Industries Inc.              4,500                 280,800

SPECIALTY RETAIL 2.83%
Office Depot Inc.**                              12,700                 224,917

TOTAL CONSUMER CYCLICAL
(Cost $1,300,576)                                                     1,320,596
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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
                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
CONSUMER STAPLES 4.56%

FOOD & AGRICULTURAL PRODUCTS 4.56%
Bunge Ltd. (Bermuda)                              8,500            $    208,675
Delta and Pine Land Co.                           7,600                 153,216
                                                                   ------------
                                                                        361,891
TOTAL CONSUMER STAPLES
(Cost $299,652)                                                         361,891
-------------------------------------------------------------------------------

ENERGY 6.29%
EXPLORATION & PRODUCTION 6.29%
Apache Corp.                                      3,030                 163,256
Ocean Energy Inc.                                 8,000                 150,720
XTO Energy Inc.                                   7,750                 185,613
                                                                   ------------
                                                                        499,589
TOTAL ENERGY
(Cost $462,561)                                                         499,589
-------------------------------------------------------------------------------

FINANCIALS 15.67%

LIFE & HEALTH INSURANCE 2.79%
Nationwide Financial Services - Class A           2,700                  79,785
Principal Financial Group                         4,900                 142,100
                                                                   ------------
                                                                        221,885
OTHER BANKS 2.82%
SouthTrust Corp.                                  4,000                 104,560
Westamerica Bancorporation                        2,900                 119,161
                                                                   ------------
                                                                        223,721
PROPERTY CASUALTY INSURANCE 6.78%
Everest RE Group Ltd.                             2,600                 150,540
Hartford Financial Services Group Inc.            3,500                 171,710
Radian Group Inc.                                 5,300                 216,770
                                                                   ------------
                                                                        539,020
SECURITIES & ASSET MANAGEMENT 3.28%
Affiliated Managers Group**                       3,200                 174,432
Lehman Brothers Holdings Inc.                     1,400                  85,960
                                                                   ------------
                                                                        260,392
TOTAL FINANCIALS
(Cost $1,251,154)                                                     1,245,018
-------------------------------------------------------------------------------

MEDICAL - HEALTHCARE 8.47%

HEALTHCARE SERVICES 6.61%
Caremark Rx Inc.**                               13,099                 231,328
Omnicare Inc.                                     7,800                 168,402
Province Healthcare Co.**                         9,750                 125,580
                                                                   ------------
                                                                        525,310
MEDICAL PRODUCTS & SUPPLIES 0.10%
Lumenis Ltd. (Israel)**                           3,000                   7,200

MEDICAL TECHNOLOGY 1.76%
Millipore Corp.**                                 3,800                 140,068

TOTAL MEDICAL - HEALTHCARE
(Cost $760,367)                                                         672,578
-------------------------------------------------------------------------------

REITS 2.11%

REITs 2.11%
iStar Financial Inc.                              6,100                 167,445

TOTAL REITS
(Cost $165,968)                                                         167,445
-------------------------------------------------------------------------------

TECHNOLOGY 9.68%

ELECTRONIC EQUIPMENT 3.24%
American Power Conversion**                      16,000                 257,600

IT SERVICES 2.14%
Ciber Inc.**                                     28,400                 170,400

SEMICONDUCTORS 2.74%
Oak Technology Inc.**                            30,300                  98,778
Veeco Instruments Inc.**                          8,500                 118,575
                                                                   ------------
                                                                        217,353

--------------------------------------------------------------------------------
76             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
TECHNOLOGY RESELLERS - DISTRIBUTORS 1.56%
Avnet Inc.**                                      8,750            $    123,813

TOTAL TECHNOLOGY
(Cost $1,026,166)                                                       769,166
-------------------------------------------------------------------------------

TRANSPORTATION 3.13%

TRUCKING - SHIPPING - AIR FREIGHT 3.13%
Teekay Shipping Corp. (Bahamas)                   3,300                 123,189
US Freightways Corp.                              4,125                 125,486
                                                                   ------------
                                                                        248,675
TOTAL TRANSPORTATION
(Cost $252,504)                                                         248,675
-------------------------------------------------------------------------------

UTILITIES 4.37%

ELECTRIC - GAS UTILITIES 4.37%
Entergy Corp.                                     2,700                 118,071
FPL Group Inc.                                    1,900                 111,720
Questar Corp.                                     4,500                 117,315
                                                                   ------------
                                                                        347,106
TOTAL UTILITIES
(Cost $347,165)                                                         347,106
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $7,859,776)                                                     7,522,827
-------------------------------------------------------------------------------

MUTUAL FUNDS 3.48%
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                 276,463                 276,463

TOTAL MUTUAL FUNDS
(Cost $276,463)                                                         276,463
-------------------------------------------------------------------------------

Total Investments
(Cost $8,136,239)                                 98.17%           $  7,799,290
Other Assets in Excess of Liabilities              1.83%                145,233
                                                 ------------------------------
NET ASSETS                                       100.00%           $  7,944,523
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO}              1-800-392-CORE (2673) * www.westcore.com                  77

                            Statements of Investments

Westcore Small-Cap Opportunity Fund

                                                 Shares            Market Value
                                                 ------            ------------
COMMON STOCKS 98.11%

BASIC MATERIALS 8.44%

FORESTRY & PAPER 5.48%
Bowater Inc.                                     13,100            $    568,278
Crown Cork & Seal Inc.**                        108,700                 939,168
                                                                   ------------
                                                                      1,507,446

OTHER MATERIALS (RUBBER & PLASTIC) 2.96%
A. Schulman Inc.                                 23,400                 434,538
Spartech Corp.                                   20,300                 379,813
                                                                   ------------
                                                                        814,351
TOTAL BASIC MATERIALS
(Cost $2,192,397)                                                     2,321,797
-------------------------------------------------------------------------------

CAPITAL GOODS 6.26%

ENGINEERING & CONSTRUCTION 1.28%
URS Corp.**                                      16,900                 351,351

MACHINERY 1.93%
JLG Industries Inc.                              56,700                 530,145

TRANSPORTATION EQUIPMENT & PARTS 3.05%
Cummins Inc.                                     12,500                 393,000
Oshkosh Truck Corp.                               7,200                 446,400
                                                                   ------------
                                                                        839,400
TOTAL CAPITAL GOODS
(Cost $1,864,650)                                                     1,720,896
-------------------------------------------------------------------------------

COMMERCIAL SERVICES 9.05%

BUSINESS PRODUCTS & SERVICES 6.17%
APAC Customer
Services Inc.**                                  68,700                 186,177
MAXIMUS Inc.**                                   16,800                 469,560
NCO Group Inc.**                                 24,500                 400,085
Sourcecorp**                                     19,600                 379,260
Wallace Computer Services                        14,000                 262,500
                                                                   ------------
                                                                      1,697,582
ENVIRONMENTAL POLLUTION CONTROL 2.88%
Allied Waste Industries Inc.**                   74,100                 791,388

TOTAL COMMERCIAL SERVICES
(Cost $2,884,171)                                                     2,488,970
-------------------------------------------------------------------------------

COMMUNICATIONS 2.71%

TELECOMM SERVICE PROVIDERS 2.71%
IDT Corp.**                                      21,000                 391,650
IDT Corp. - Class B **                           19,900                 353,623
                                                                   ------------
                                                                        745,273
TOTAL COMMUNICATIONS
(Cost $501,859)                                                         745,273
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 16.89%

APPAREL & FOOTWEAR 1.10%
Wolverine World Wide Inc.                        18,100                 302,632

CLOTHING & ACCESSORIES 2.69%
AnnTaylor Stores Corp.**                         16,100                 382,375
Kellwood Co.                                     12,500                 355,875
                                                                   ------------
                                                                        738,250
HOTELS & GAMING 1.37%
Prime Hospitality Corp.**                        45,300                 376,443

RECREATION & LEISURE 5.55%
Bally Total Fitness Holding Corp.**              26,500                 237,175

--------------------------------------------------------------------------------
78             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------

Harman International Industries Inc.             12,600            $    786,240
WMS Industries Inc.**                            28,600                 501,930
                                                                   ------------
                                                                      1,525,345
RESTAURANTS 1.33%
CBRL Group Inc.                                  13,400                 365,284

SPECIALTY RETAIL 3.54%
CSK Auto Corp.**                                 44,600                 557,054
Rent-A-Center Inc.**                              8,400                 417,388
                                                                   ------------
                                                                        974,442
VEHICLE PARTS 1.31%
Cooper Tire & Rubber Co.                         22,700                 360,930

TOTAL CONSUMER CYCLICAL
(Cost $4,533,968)                                                     4,643,326
-------------------------------------------------------------------------------

CONSUMER STAPLES 7.30%

CONSUMER PRODUCTS 1.25%
Salton Inc.**                                    25,300                 342,815

FOOD & AGRICULTURAL PRODUCTS 4.26%
Bunge Ltd. (Bermuda)                             25,200                 618,660
Delta and Pine Land Co.                          27,400                 552,384
                                                                   ------------
                                                                      1,171,044
HOME PRODUCTS 1.79%
Elizabeth Arden Inc.**                           34,500                 493,005

TOTAL CONSUMER STAPLES
(Cost $1,721,880)                                                     2,006,864
-------------------------------------------------------------------------------

ENERGY 6.98%

EXPLORATION & PRODUCTION 1.46%
XTO Energy Inc.                                  16,800                 402,360

PIPELINES 2.24%
Western Gas Resources Inc.                       17,400                 615,786

OIL SERVICES 3.28%
Offshore Logistics Inc.**                        22,900                 497,159
Superior Energy Services**                       49,400                 405,080
                                                                   ------------
                                                                        902,239
TOTAL ENERGY
(Cost $1,847,747)                                                     1,920,385
-------------------------------------------------------------------------------

FINANCIALS 13.16%

LIFE & HEALTH INSURANCE 1.48%
Delphi Financial Group - Class A                 10,620                 406,215

OTHER BANKS 4.25%
Colonial BancGroup Inc.                          23,200                 282,112
First Community Bancorp                          14,100                 433,857
Westamerica Bancorporation                       11,000                 451,990
                                                                   ------------
                                                                      1,167,959
PROPERTY-CASUALTY INSURANCE 2.43%
PMA Capital Corp. - Class A                       9,100                 136,136
W.R. Berkley Corp.                               13,450                 531,275
                                                                   ------------
                                                                        667,411
SECURITIES & ASSET MANAGEMENT 2.04%
Affiliated Managers Group**                      10,300                 561,453

SPECIALTY FINANCE 2.96%
American Home Mortgage                           27,100                 294,577
Cash America International Inc.                  57,600                 520,128
                                                                   ------------
                                                                        814,705
TOTAL FINANCIALS
(Cost $3,569,099)                                                     3,617,743
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  79

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------
MEDICAL - HEALTHCARE 7.84%

HEALTHCARE SERVICES 4.62%
Centene Corp.**                                  14,500            $    405,275
Omnicare Inc.                                    21,134                 456,283
Province Healthcare Co.**                        31,650                 407,652
                                                                   ------------
                                                                      1,269,210
MEDICAL PRODUCTS & SUPPLIES 2.25%
Cooper Companies Inc.                            22,000                 618,200

MEDICAL TECHNOLOGY 0.97%
Lumenis Ltd. (Israel)**                          11,700                  28,080
Millipore Corp.**                                 6,500                 239,590
                                                                   ------------
                                                                        267,670
TOTAL MEDICAL - HEALTHCARE
(Cost $1,923,333)                                                     2,155,080
-------------------------------------------------------------------------------

REITS 3.46%

REITs 3.46%
Glenborough Realty Trust Inc.                    16,100                 277,725
Innkeepers USA Trust                             37,200                 292,020
Taubman Centers Inc.                             23,400                 380,952
                                                                   ------------
                                                                        950,697
TOTAL REITS
(Cost $1,050,824)                                                       950,697
-------------------------------------------------------------------------------

TECHNOLOGY 7.99%

COMPUTER SOFTWARE 1.19%
MSC Software Corp.**                             44,600                 327,364

IT SERVICES 3.04%
Ciber Inc.**                                     97,400                 584,400
DiamondCluster International Inc. - Class A**    68,900                 251,485
                                                                   ------------
                                                                        835,885
SEMICONDUCTOR CAPITAL EQUIPMENT 2.52%
Asyst Technologies Inc.**                        33,600                 282,576
Veeco Instruments Inc.**                         29,400                 410,130
                                                                   ------------
                                                                        692,706
SEMICONDUCTORS 1.24%
Oak Technology Inc.**                           104,200                 339,692

TOTAL TECHNOLOGY
(Cost $3,784,247)                                                     2,195,647
-------------------------------------------------------------------------------

TRANSPORTATION 5.26%

TRUCKING - SHIPPING - AIR FREIGHT 5.26%
Teekay Shipping Corp. (Bahamas)                  15,300                 571,149
US Freightways Corp.                             12,300                 374,178
Stelmar Shipping Ltd. (Greece)**                 32,500                 502,125
                                                                   ------------
                                                                      1,447,452
TOTAL TRANSPORTATION
(Cost $1,361,357)                                                     1,447,452
-------------------------------------------------------------------------------

UTILITIES 2.77%

ELECTRIC - GAS UTILITIES 2.77%
Energen Corp.                                    15,400                 411,488
Questar Corp.                                    13,400                 349,338
                                                                   ------------
                                                                        760,826
TOTAL UTILITIES
(Cost $793,577)                                                         760,826
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $28,029,109)                                                   26,974,956
-------------------------------------------------------------------------------

MUTUAL FUNDS 1.23%

Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                 337,804                 337,804

TOTAL MUTUAL FUNDS
(Cost $337,804)                                                         337,804
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
80             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                 Shares            Market Value
                                                 ------            ------------

Investments of Cash Collateral For Securities Loaned 6.51%
Mutual Funds 6.51%
AIM Liquid Assets Portfolio                         296            $        296
AIM Prime Portfolio                                 270                     270
UBS Private Money Market Fund LLC(2)          1,789,158               1,789,158
                                                                   ------------
                                                                      1,789,724
TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $1,789,724)                                                     1,789,724
-------------------------------------------------------------------------------

Total Investments
(Cost $30,156,637)                               105.85%           $ 29,102,484
Liabilities in Excess of Other Assets             (5.85%)            (1,608,953)
                                                 ------------------------------
NET ASSETS                                       100.00%           $ 27,493,531
-------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  81

                            Statements of Investments

Westcore Flexible Income Fund

                                                                      Bond Rating
                                                                      Moody's/S&P       Shares     Market Value
                                                                      -----------       ------     ------------
COMMON STOCKS 6.25%

FINANCIAL 4.80%

REITs 4.80%
FelCor Lodging Trust Inc.                                                                2,000     $     23,780
First Industrial Realty Trust Inc.                                                       2,000           54,020
Host Marriott Corp.**                                                                    6,100           55,815
iStar Financial Inc.                                                                     2,000           54,900
Mills Corp.                                                                              2,000           58,400
Plum Creek Timber Co. Inc.                                                               2,000           48,700
Post Properties Inc.                                                                     2,000           51,000
                                                                                                   ------------
                                                                                                        346,615
TOTAL FINANCIAL
(Cost $396,326)                                                                                         346,615
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL 1.45%

ENERGY 1.45%
Kinder Morgan Management LLC                                                             1,055           32,655
Northern Border Partners LP                                                              2,000           72,400
                                                                                                   ------------
                                                                                                        105,055
TOTAL INDUSTRIAL
(Cost $104,712)                                                                                         105,055
---------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
Cost ($501,038)                                                                                         451,670
---------------------------------------------------------------------------------------------------------------

NONCONVERTIBLE PREFERRED STOCKS 7.03%

FINANCIAL 5.67%

REITs 5.67%
Apartment Investment & Management Co. - Series G, 9.375%                                 2,000           51,580
Colonial Properties Trust - Series C, 9.25%                                              2,000           52,500
EIX Trust I - Series A**, 7.875%                                                         2,000           42,300
First Industrial Realty Trust Inc. - Series E, 7.90%                                     1,000           24,870
Kimco Realty Corp. - Series C, 8.375%                                                    2,000           50,670
Public Storage - Series R, 8.00%                                                         1,000           25,650
Rouse Capital - 9.25%, 12/31/2025                                                        1,500           38,175
SNH Capital Trust I, 10.125%                                                             2,500           65,000

--------------------------------------------------------------------------------
82             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating
                                                                      Moody's/S&P       Shares     Market Value
                                                                      -----------       ------     ------------
Taubman Centers Inc. - Series A, 8.30%                                                   1,400     $     33,110
Vornado Realty Trust - Series C, 8.50%                                                   1,000           25,655
                                                                                                   ------------
                                                                                                        409,510
TOTAL FINANCIAL
(Cost $371,082)                                                                                         409,510
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL 0.71%

AEROSPACE & DEFENSE 0.71%
Raytheon Co. - 8.25%, 05/15/2006                                                         1,000           51,350

TOTAL INDUSTRIAL
(Cost $49,125)                                                                                           51,350
---------------------------------------------------------------------------------------------------------------

TRANSPORTATION 0.65%

Airlines 0.65%
AMR Corp. - 7.875%, 07/13/2039                                                           1,300           17,758
Delta Air Lines Inc. - 8.125%, 07/01/2039                                                1,400           24,990
UAL Corp. Capital Trust - Series T, 13.25%                                               1,000            4,600
                                                                                                   ------------
                                                                                                         47,348
TOTAL TRANSPORTATION
(Cost $74,100)                                                                                           47,348
---------------------------------------------------------------------------------------------------------------

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $494,307)                                                                                         508,208
---------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS 2.20%

INDUSTRIAL 2.20%

AUTOMOBILES 1.28%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2007                     Baa2/BBB-         1,000           45,000
General Motors Corp. - Series B, 5.25%, 03/06/2009                     NR/NR             2,000           47,500
                                                                                                   ------------
                                                                                                         92,500
ENERGY 0.92%
Duke Energy Corp., 8.00%, 11/16/2004                                   A3/BBB+           4,000           66,400

TOTAL INDUSTRIAL
(Cost $192,380)                                                                                         158,900
---------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $192,380)                                                                                         158,900
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  83

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
COLLATERALIZED OBLIGATIONS & MORTGAGE-BACKED SECURITIES 4.05%

COLLATERALIZED DEBT OBLIGATIONS 2.77%
I-Preferred Term Securities I Ltd. Inc., 22.00%,
  12/04/2032(1)(6)(7)(8)                                               NR/NR           100,000     $    100,000
Preferred Term Securities VI Ltd., 20.00%,
  07/03/2032(1)(6)(7)(8)                                               NR/NR           100,000          100,000
                                                                                                   ------------
                                                                                                        200,000
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.28%
Times Square Hotel Trust, 8.528%, 08/01/2026(1)(7)                     Baa3/BBB-        98,342           92,312

TOTAL COLLATERALIZED OBLIGATIONS & MORTGAGE-BACKED SECURITIES
(Cost $298,342)                                                                                         292,312
---------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS 0.63%

INDUSTRIAL 0.63%

HEALTHCARE 0.63%
Omnicare Inc., 5.00%, 12/01/2007                                       Ba3/BB+          50,000           45,562

TOTAL INDUSTRIAL
(Cost $43,758)                                                                                           45,562
---------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $43,758)                                                                                           45,562
---------------------------------------------------------------------------------------------------------------

CORPORATE BONDS 77.17%

FINANCIAL 15.78%

FINANCIAL SERVICES 0.07%
Finova Capital Corp., 7.50%, 11/15/2009                                NR/NR            15,000            5,250

INSURANCE 6.08%
Leucadia Capital Trust, 8.65%, 01/15/2027                              Ba2/BB+         110,000           86,259
Leucadia National Corp.,7.75%, 08/15/2013                              Ba1/BBB         250,000          269,881
Zurich Reinsurance, 7.125%, 10/15/2023                                 Baa1/BBB+       100,000           82,753
                                                                                                   ------------
                                                                                                        438,893

REITS 9.63%
Centerpoint Properties Corp., 6.75%, 04/01/2005                        Baa2/BBB        100,000          106,747
Developer's Diversified Realty, 7.00%, 03/19/2007                      Baa3/BBB         50,000           52,437
EOP Operating LP, 7.875%, 07/15/2031                                   Baa1/BBB+       100,000          105,914
iStar Financial Inc., 8.75%, 08/15/2008                                Ba1/BB+          50,000           51,989
JDN Realty Corp., 6.918%, 03/31/2013                                   B1/B             35,000           34,706

--------------------------------------------------------------------------------
84             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
Price Development Co. LP, 7.29%, 03/11/2008                            Baa3/BB+        125,000     $    124,249
Security Capital Industrial Trust, 7.95%, 05/15/2008                   Baa1/BBB+       200,000          219,127
                                                                                                   ------------
                                                                                                        695,169
TOTAL FINANCIAL
(Cost $1,103,307)                                                                                     1,139,312
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL 49.11%

AUTOMOBILES 2.37%
Dana Corp., 6.50%, 03/01/2009                                          Ba3/BB           50,000           44,250
Ford Motor Co., 7.45%, 07/16/2031                                      Baa1/BBB        150,000          126,957
                                                                                                   ------------
                                                                                                        171,207
ENERGY 4.43%
Amerigas Partners LP 8.875%, 05/20/2011,                               Ba3/BB-         100,000          104,500
Dynegy Holdings Inc., 8.75%, 02/15/2012                                B3/CCC+          50,000           17,000
Enron Corp.:
  8.25%, 09/15/2012(5)                                                 C/D           2,025,000           30,375
  6.75%, 07/01/2005(5)                                                 C/D             150,000            2,250
Northern Border Pipeline, 6.25%, 05/01/2007(1)                         A3/A-            75,000           77,215
Tennessee Gas Pipeline, 7.00%, 03/15/2027                              Ba1/BB           50,000           44,297
Transcontinental Gas Pipeline, 6.25%, 01/15/2008                       B3/B+            50,000           44,500
                                                                                                   ------------
                                                                                                        320,137
HOTEL - RESTAURANT - LEISURE 25.00%
Circus Circus Enterprises Inc., 6.45%, 02/01/2006                      Ba2/BB+         230,000          231,150
Hilton Hotels Corp., 7.625%, 05/15/2008                                Ba1/BBB-        250,000          255,356
Hyatt Equities LLC, 6.875%, 06/15/2007                                 Baa3/BBB         50,000           48,826
Mirage Resorts Inc., 6.75%, 08/01/2007                                 Ba1/BBB-        200,000          200,925
Mohegan Tribal Gaming, 8.00%, 04/01/2012                               Ba3/BB-         250,000          265,000
Park Place Entertainment Corp., 8.875%, 09/15/2008                     Ba2/BB+         300,000          320,250
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008                        Ba2/BB+         250,000          223,125
Venetian Casino Resort LLC, 11.00%, 06/15/2010(1)                      Caa1/B-         250,000          261,250
                                                                                                   ------------
                                                                                                      1,805,882
MANUFACTURING 6.08%
Briggs & Stratton Corp., 8.875%, 03/15/2011                            Ba1/BB+         100,000          108,500
Crown Cork & Seal Co. Inc., 8.375%, 01/15/2005                         Ca/CCC          160,000          138,000
IDEX Corp., 6.875%, 02/15/2008                                         Baa3/BBB-        75,000           76,833
Kennametal Inc., 7.20%, 06/15/2012                                     Ba1/BBB          50,000           50,530

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  85

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
Tyco International Group:
  6.875%, 01/15/2029                                                   Ba2/BBB-         50,000     $     42,462
  6.75%, 02/15/2011                                                    Ba2/BBB-         25,000           22,666
                                                                                                   ------------
                                                                                                        438,991
MEDIA - PUBLISHING - CABLE 3.18%
Charter Communication Holdings Capital Corp.,
  11.125%, 01/15/2011                                                  B3/B-           300,000          154,500
Tele-Communications Inc., 9.25%, 01/15/2023                            Baa3/BBB         50,000           47,738
Time Warner Inc., 9.15%, 02/01/2023                                    Baa1/BBB+        25,000           27,542
                                                                                                   ------------
                                                                                                        229,780
OFFICE AUTOMATION & EQUIPMENT 2.02%
Xerox Corp., 5.50%, 11/15/2003                                         B1/B+           150,000          145,500

RETAIL 1.21%
Penney (JC) Co. Inc., 7.625%, 03/01/2097                               A3/BBB-         120,000           87,249

TELECOMMUNICATIONS 4.82%
AT&T Canada Inc., 7.65%, 09/15/2006(5)                                 Ca/D            150,000           24,750
Level 3 Communications Inc., 12.875%, 3/15/2010                        Caa3/CC         200,000           66,000
Lucent Technologies Inc.:
  5.50%, 11/15/2008                                                    Caa1/B          100,000           58,000
  6.45%, 03/15/2029                                                    Caa1/B           50,000           24,250
Nortel Networks Ltd., 6.125%, 02/15/2006                               B3/B            175,000          122,500
Qwest Capital Funding, 7.75%, 02/15/2031                               Caa1/C           50,000           27,250
WorldCom Inc., 8.25%, 05/15/2031(5)                                    Ca/D            100,000           25,500
                                                                                                   ------------
                                                                                                        348,250
TOTAL INDUSTRIAL
(Cost $3,908,343)                                                                                     3,546,996
---------------------------------------------------------------------------------------------------------------

TRANSPORTATION 11.93%

AIRLINES 11.93%
AMR Corp., 10.00%, 04/15/2021                                          B2/B+           350,000          171,757
Atlas Air Inc., Pass-Through Certificates, Series 991A,
  7.20%, 01/02/2019(4)                                                 Baa2/BBB+       112,807           67,121
Continental Airlines Inc., Pass-Through Certificates,
  Series 99-2, Class B, 7.566%, 03/15/2020(4)                          Baa3/A-         228,883          168,472
Delta Airlines Inc., 7.70%, 12/15/2005                                 Ba3/BB-         175,000          137,479
Delta Airlines Inc., Pass-Through Certificates,
  Series 2001-1, Class A, 7.379%, 11/18/2011                           A3/AA            40,233           39,718

--------------------------------------------------------------------------------
86             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
Delta Airlines Inc., Pass-Through Certificates,
  Series 2001-1, Class A, 6.619%, 3/18/2011                            A3/AA+           43,733     $     42,505
United AirLines Inc., Pass-Through Certificates,
  Series 95-A1, 9.02%, 04/19/2012(4)                                   Caa2/CCC+       199,380           70,574
United AirLines Inc., Equipment Trust, Series 92-A,
  9.35%, 04/07/2016(4)                                                 Caa2/CCC+       225,000           55,401
US Airways Inc., Pass-Through Certificates, Series 98-1,
  6.85%, 01/30/2018(4)                                                 Baa3/BBB+       136,439          108,823
                                                                                                   ------------
                                                                                                        861,850
TOTAL TRANSPORTATION
(Cost $1,520,389)                                                                                       861,850
---------------------------------------------------------------------------------------------------------------

UTILITIES 0.35%

ELECTRIC - INTEGRATED 0.35%
Nevada Power Co., 10.875%, 10/15/2009(1)                               Ba2/BB          25,000            25,375

TOTAL UTILITIES
(Cost $23,573)                                                                                           25,375
---------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $6,555,612)                                                                                     5,573,533
---------------------------------------------------------------------------------------------------------------

MUTUAL FUNDS 2.14%
Goldman Sachs Financial Square Prime Obligations
  Fund - FST Shares                                                                    154,227          154,227

TOTAL MUTUAL FUNDS
(Cost $154,227)                                                                                         154,227
---------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 0.09%
UBS Private Money Market Fund LLC(2)                                                     6,300            6,300

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $6,300)                                                                                             6,300
---------------------------------------------------------------------------------------------------------------

Total Investments (Cost $8,245,964)                                                      99.56%    $  7,190,712
Other Assets in Excess of Liabilities                                                     0.44%          31,441
                                                                                        -----------------------
NET ASSETS                                                                              100.00%    $  7,222,153
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  87

                            Statements of Investments

Westcore Plus Bond Fund

                                                                                       Shares/
                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------

NONCONVERTIBLE PREFERRED STOCKS 0.96%

FINANCIAL 0.96%

REITs 0.96%
Colonial Properties Trust - Series C, 9.25%                                             10,000     $    262,500
Public Storage Inc. - Series R, 8.00%                                                    9,000          230,850
                                                                                                   ------------
                                                                                                        493,350
TOTAL FINANCIAL
(Cost $475,000)                                                                                         493,350
---------------------------------------------------------------------------------------------------------------

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $475,000)                                                                                         493,350
---------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS 0.72%

INDUSTRIAL 0.72%

AUTOMOBILES 0.72%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032                     Baa2/BBB-         5,000          225,000
General Motors Corp. - Series B, 5.25%, 03/06/2032                     NR/NR             6,000          142,500
                                                                                                   ------------
                                                                                                        367,500
TOTAL INDUSTRIAL
(Cost $400,000)                                                                                         367,500
---------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $400,000)                                                                                         367,500
---------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS 2.14%

INDUSTRIAL 2.14%

HEALTHCARE 0.62%
Omnicare Inc., 5.00%, 12/01/2007                                       Ba3/BB+         350,000          318,937

HOTEL - RESTAURANT - LEISURE 1.13%
Hilton Hotels Corp., 5.00%, 05/15/2006                                 Ba2/BB+         600,000          579,000

TELECOMMUNICATIONS 0.39%
Corning Inc., Zero Coupon, 3.50%, 11/08/2015(4)                        Ba2/BB+         350,000          200,375

TOTAL INDUSTRIAL
(Cost $1,068,276)                                                                                     1,098,312
---------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $1,068,276)                                                                                     1,098,312
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
88             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
CORPORATE BONDS 68.17%

FINANCIAL 33.39%

DATA PROCESSING - MANAGEMENT 0.52%
Dun & Bradstreet Corp., 6.625%, 03/15/2006                             NR/BBB+         250,000  $       267,236

FINANCIAL SERVICES 3.73%
BB&T Corp., 6.375%, 06/30/2005                                         A2/A-           300,000          320,657
Capital One Bank Inc., 6.875%, 02/01/2006                              Baa2/BBB-       150,000          146,940
General Electric Capital Corp. - Series A, 6.75%,
  03/15/2032                                                           Aaa/AAA         325,000          346,441
General Motors Acceptance Corp., 6.875%, 09/15/2011                    A2/BBB          500,000          485,058
Golden West Financial Corp., 4.75%, 10/01/2012                         A1/A+           450,000          438,013
Pemex Finance Ltd., 7.80%. 02/15/2013, MBIA                            Aaa/AAA         150,000          173,560
                                                                                                   ------------
                                                                                                      1,910,669
INSURANCE 3.95%
Leucadia Capital Trust I, 8.65%, 01/15/2027                            Ba2/BB+         271,000          212,512
Leucadia National Corp., 7.75%, 08/15/2013                             Ba1/BBB       1,200,000        1,295,428
Phoenix Home Life Mutual, 6.95%, 12/01/2006(1)                         Baa2/A-         500,000          517,076
                                                                                                   ------------
                                                                                                      2,025,016
REITs 25.19%
AvalonBay Communities Inc., 6.125%, 11/01/2012                         Baa1/BBB+       375,000          375,339
BRE Properties Inc., 7.45%, 01/15/2011                                 Baa2/BBB        400,000          434,881
Bradley Operating LP, 7.20%, 01/15/2008                                Baa3/BBB-       175,000          175,131
Centerpoint Properties Corp., 6.75%, 04/01/2005                        Baa2/BBB        400,000          426,990
Chateau Properties LP, 6.92%, 12/10/2014(4)                            Baa3/BBB        375,000          394,953
Chelsea GCA Realty Partnership LP, 7.25%, 10/21/2007                   Baa3/BBB-       300,000          323,895
Colonial Realty LP, 7.00%, 07/14/2007                                  Baa3/BBB-       300,000          321,158
Corporate Property Investors, 7.75%, 08/15/2004(1)                     Baa2/BBB        600,000          643,572
Developers Diversified Realty, 7.00%, 3/19/2007                        Baa3/BBB        350,000          367,061
EOP Operating LP, 7.875%, 07/15/2031                                   Baa1/BBB+       600,000          635,481
ERP Operating LP, 7.57%, 08/15/2026(4)                                 Baa1/BBB+       240,000          262,848
Evans Withycombe Residential, 7.50%, 04/15/2004                        Baa1/BBB+       375,000          395,850
HRPT Properties Trust, 6.95%, 04/01/2012                               Baa2/BBB        225,000          228,173
Health Care Property Investors Inc., 6.45%, 06/25/2012                 Baa2/BBB+       350,000          340,193
Healthcare Realty Trust Inc., 8.125%, 05/01/2011                       Baa3/BBB-       350,000          368,556
iStar Financial Inc., 8.75%, 08/15/2008                                Ba1/BB+         125,000          129,972
JDN Realty Corp., 6.918%, 03/31/2013(4)                                B1/B            250,000          247,898
Kimco Realty Corp., 5.98%, 07/30/2012                                  Baa1/A-         400,000          395,608
Nationwide Health Properties Inc., 7.23%, 11/08/2006                   Baa3/BBB-       425,000          446,899

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  89

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
New Plan Realty Trust, 7.75%, 04/06/2005                               Baa2/BBB      1,000,000     $  1,071,268
Post Apartment Homes, 6.85%, 03/16/2015(4)                             Baa2/BBB        200,000          210,024
Price Development Co. LP, 7.29%, 03/11/2008                            Baa3/BB+        550,000          546,697
Rouse Co., 8.00%, 04/30/2009                                           Baa3/BBB-       300,000          312,043
Security Capital Atlantic, 7.86%, 8/15/2017                            Baa1/BBB+       415,000          469,358
Security Capital Industrial Trust, 7.95%, 05/15/2008                   Baa1/BBB+       350,000          383,473
Senior House Trust, 8.625%, 01/15/2012                                 Ba2/BB+         150,000          150,750
Trinet Corporate Realty Trust Inc., 6.75%, 03/01/2013(4)               Ba1/BB+         550,000          547,380
United Dominion Realty Trust, 7.02%, 11/15/2005                        Baa3/BBB-       500,000          535,054
Vornado Realty Trust, 5.625%, 06/15/2007                               Baa2/BBB        400,000          402,410
Washington Real Estate Investment Trust, 7.125%,
  08/13/2003                                                           Baa1/A-         750,000          773,458
Weingarten Realty Investors, 7.00%, 07/15/2011                         A3/A            550,000          580,900
                                                                                                   ------------
                                                                                                     12,897,273
TOTAL FINANCIAL
(Cost $16,202,028)                                                                                   17,100,194
---------------------------------------------------------------------------------------------------------------

INDUSTRIAL 26.74%

AUTOMOBILES 0.65%
Dana Corp., 6.50%, 03/01/2009                                          Ba3/BB          375,000          331,875

CHEMICALS 1.09%
Borden Inc., 7.875%, 02/15/2023                                        B2/BB-          500,000          273,125
Ferro Corp., 9.125%, 01/01/2009                                        Baa3/BBB-       275,000          283,210
                                                                                                   ------------
                                                                                                        556,335
COMMERCIAL SERVICES 0.46%
Aramark Services Inc., 7.00%, 05/01/2007                               Baa3/BBB-       225,000          234,071

ENERGY 7.42%
Atmos Energy Corp., 7.375%, 05/15/2011                                 A3/A-           400,000          441,981
Burlington Resources, 7.375%, 03/01/2029                               Baa1/BBB+       361,000          407,669
ConocoPhillips, 4.75%, 10/15/2012(1)                                   A3/A-           300,000          292,712
Enron Corp.:
  6.75%, 07/01/2005(5)                                                 C/D             325,000            4,875
  8.25%, 09/15/2012(5)                                                 C/D             100,000            1,500
Halliburton Co., 6.00%, 08/01/2006                                     Baa2/A-         325,000          320,437
Kinder Morgan Energy Partners, 7.30%, 08/15/2033(1)                    Baa1/BBB+       350,000          368,871
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012(1)                  Baa3/BBB-       175,000          172,702
Northern Border Pipeline, 6.25%, 05/01/2007(1)                         A3/A-           200,000          205,907
Northern Natural Gas Co., 5.375%, 10/31/2012(1)                        Baa2/A-         350,000          339,000

--------------------------------------------------------------------------------
90             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
Tennessee Gas Pipeline, 7.00%, 03/15/2027(4)                           Ba1/BB          325,000     $    287,932
Transcontinental Gas Pipeline, 6.25%, 01/15/2008                       B3/B+           325,000          289,250
Transcontinental Gas Pipeline - Series B, 7.00%,
  08/15/2011                                                           B3/B+           750,000          667,500
                                                                                                   ------------
                                                                                                      3,800,336
HEALTHCARE 1.28%
American Home Products Corp., 7.90%, 02/15/2005                        A3/A            250,000          272,315
Hillenbrand Industries Inc., 8.50%, 12/01/2011                         A2/A+           325,000          383,933
                                                                                                   ------------
                                                                                                        656,248
HOTEL - RESTAURANT - LEISURE 6.20%
Circus Circus Enterprises Inc., 6.45%, 02/01/2006                      Ba2/BB+         750,000          753,750
Hilton Hotels Corp., 07.625%, 05/15/2008                               Ba1/BBB-        550,000          561,783
Hyatt Equities LLC, 6.875%, 06/15/2007(1)                              Baa3/BBB        150,000          146,477
Mirage Resorts Inc., 6.75%, 08/01/2007                                 Ba1/BBB-        650,000          653,005
Park Place Entertainment Corp., 8.875%, 09/15/2008                     Ba2/BB+         700,000          747,250
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008                        Ba2/BB+         350,000          312,375
                                                                                                   ------------
                                                                                                      3,174,640
MANUFACTURING 1.76%
Briggs & Stratton Corp., 8.875%, 03/15/2011                            Ba1/BB+         250,000          271,250
Deere & Co., 6.95%, 04/25/2014                                         A3/A-           350,000          400,667
Kennametal Inc., 7.20%, 06/15/2012                                     Ba1/BBB         225,000          227,384
                                                                                                   ------------
                                                                                                        899,301
MEDIA - PUBLISHING - CABLE 4.36%
AT&T Broadband Corp., 8.375%, 03/15/2013                               NR/BBB          317,000          340,669
AT&T Corp., 6.00%, 03/15/2009                                          NR/BBB+          31,000           29,495
Charter Communications Holdings Capital Corp.,
  11.125%, 01/15/2011                                                  B3/B-           350,000          180,250
Cox Communications Inc., 7.125%, 10/01/2012                            Baa2/BBB        250,000          263,120
Tele-Communications Inc., 9.25%, 01/15/2023                            Baa3/BBB        350,000          334,168
Time Warner Inc., 9.15%, 02/01/2023                                    Baa1/BBB+       400,000          440,674
Walt Disney Co., 6.20%, 06/20/2014                                     Baa1/A-         625,000          646,070
                                                                                                   ------------
                                                                                                      2,234,446
METALS 0.44%
Cyprus Amax Minerals Co., 6.625%, 10/15/2005                           Baa3/BBB-       225,000          223,959

PAPER & Related Products 1.25%
Georgia - Pacific Corp., 9.875%, 11/01/2021(4)                         Ba1/BB+         750,000          638,976

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
                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
RESEARCH & Development 0.76%
Science Applications International Corp., 6.25%,
07/01/2012(1)                                                          A3/A-           375,000     $    388,777

Technology 0.39%
Electronic Data Systems Corp., 7.125%, 10/15/2009                      A3/A-           200,000          199,809

Telecommunications 0.68%
Nortel Networks Ltd., 6.125%, 02/15/2006                               B3/B            500,000          350,000

TOTAL INDUSTRIAL
(Cost $14,236,935)                                                                                   13,688,773
---------------------------------------------------------------------------------------------------------------

TRANSPORTATION 7.69%
Airlines 7.69%
America West Airlines Inc., Pass - Through Certificates,
  Series 1999-1, Class G, 7.93%, 01/02/2019(1)(4)                      Aaa/AAA         160,866          164,523
American Airlines Inc., Series 1991, 9.71%, 01/02/2007                 Ba2/BB+         589,265          385,695
AMR Corp.:
  10.40%, 03/15/2011                                                   B2/B+           250,000          145,281
  10.00%, 04/15/2021                                                   B2/B+           400,000          196,294
Continental Airlines Inc., Pass-Through Certificates,
  Series 962A, 7.75%, 07/02/2014(4)                                    Baa1/A+         369,095          300,080
Continental Airlines Inc., Pass-Through Certificates,
  Series 99-2, Class B, 7.566%, 03/15/2020(4)                          Baa3/A-         183,107          134,778
Delta Airlines Inc., Pass-Through Certificates,
  Series 2001-1, Class A-1, 6.619%, 03/18/2011                         A3/AA+          262,395          255,027
Delta Airlines Inc., Pass-Through Certificates,
  Series 2001-1, Class A-1, 7.379%, 05/18/2010                         A3/AA           517,398          510,772
Delta Airlines Inc., Pass-Through Certificates,
  Series 2001-1, Class A-2, 7.111%, 09/18/2011                         A3/AA+          300,000          300,069
Delta Airlines Inc., 7.70%, 12/15/2005                                 Ba3/BB-         300,000          235,678
United AirLines Inc., Pass-Through Certificates,
  Series 95-A1, 9.02%, 04/19/2012(4)                                   Caa2/CCC+     2,791,321          988,030
United AirLines Inc., Equipment Trust, Series 92-A,
  9.35%, 04/07/2016(4)                                                 Caa2/CCC+       350,000           86,179
US Airways Inc., Pass-Through Certificates, Series 98-1,
  6.85% , 01/30/2018(4)                                                Baa3/BBB+       295,618          235,782
                                                                                                   ------------
                                                                                                      3,938,188
TOTAL TRANSPORTATION
(Cost $5,541,330)                                                                                     3,938,188
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
92             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
UTILITIES 0.35%

ELECTRIC - INTEGRATED 0.35%
Nevada Power Co., 10.875%, 10/15/2009(1)                               Ba2/BB          175,000        $ 177,625

TOTAL UTILITIES
(Cost $165,010)                                                                                         177,625
---------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $36,145,303)                                                                                   34,904,780
---------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES 24.28%

ASSET-BACKED SECURITIES 3.54%
Arcadia Automobile Receivables Trust, Series 1999-C,
  Class A3, 7.20%, 06/15/2007                                          Aaa/AAA         146,358          150,951
COMED Transitional Funding Trust, Series 1998-1,
  Class A6, 5.63%, 06/25/2009                                          Aaa/AAA         150,000          160,865
Harley Davidson Motorcycle Trust, Series 2002-2,
  Class A2, 3.09%, 06/15/2010                                          Aaa/AAA         400,000          402,265
Household Automobile Revolving Trust I, Series 1998-1,
  Class B1, 6.30%, 05/17/2005                                          Aa2/AA           17,606           17,658
Union Acceptance Corp. - Series 2002-A, Class A4,
  4.59%, 07/08/2008                                                    Aaa/AAA         350,000          365,134
Volkswagen Auto Lease Trust, Series 2002-A, Class A4,
  2.75%, 12/20/2007(6)                                                 Aaa/AAA         350,000          349,111
WFS Financial Owner Trust - Series 2002-1, Class A4A,
  4.87%, 09/20/2009                                                    Aaa/NR          350,000          367,443
                                                                                                   ------------
                                                                                                      1,813,427

COLLATERALIZED DEBT OBLIGATIONS 0.78%
I-Preferred Term Securities I Ltd Inc., 22.00%,
  12/04/2032(1)(6)(7)(8)                                               NR/NR           150,000          150,000
Preferred Term Securities VI Ltd Inc., 20.00%,
  07/03/2032(1)(6)(7)(8)                                               NR/NR           250,000          250,000
                                                                                                   ------------
                                                                                                        400,000

COLLATERALIZED MORTGAGE OBLIGATIONS 0.15%
Collateralized Mortgage Securities Corp., Series 1988-4,
  Class B, 8.75%, 04/20/2019                                           NR/AAA           75,278           76,315

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.77%
Times Square Hotel Trust, 8.528%, 08/01/2026(1)(7)                     Baa3/BBB-       417,955          392,325

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
                            Statements of Investments

                                                                      Bond Rating     Principal
                                                                      Moody's/S&P      Amount      Market Value
                                                                      -----------      ------      ------------
MORTGAGE-BACKED SECURITIES 19.04%
FNMA Pool #625994, 5.00%, 01/01/2017                                                 1,350,254      $ 1,363,697
FHLMC Gold Pool #E87866, 5.00%, 02/01/2017                                           1,100,665        1,111,966
FNMA Pool #254194, 5.00%, 02/01/2017                                                 2,479,950        2,501,947
FHLMC Gold Pool #G00336, 6.00%, 10/01/2024                                           1,181,156        1,221,704
FHLMC Gold Pool #C62374, 6.00%, 01/01/2032                                           2,369,393        2,426,946
FNMA Pool #303845, 7.00%, 05/01/2011                                                   264,936          281,499
GNMA Pool #780019, 9.50%, 12/15/2009                                                   274,032          303,934
WAMU - Series 2002-AR5, Class 2A4, 5.355%, 06/25/2032                  Aaa/AAA         525,000          538,128
                                                                                                   ------------
                                                                                                      9,749,821
TOTAL ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES
(Cost $11,856,948)                                                                                   12,431,888
---------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES & TREASURIES 2.38%

U.S. GOVERNMENT TREASURIES 2.38%
U.S Treasury Bond, 6.875%, 08/15/2025                                                1,000,000        1,217,852
TOTAL U.S. GOVERNMENT AGENCIES & TREASURIES
(Cost $1,091,003)                                                                                     1,217,852
---------------------------------------------------------------------------------------------------------------

MUTUAL FUNDS 0.47%
Goldman Sachs Financial Square Prime Obligations Fund -
  FST Shares                                                                           238,490          238,490
TOTAL MUTUAL FUNDS
(Cost $238,490)                                                                                         238,490
---------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED 0.64%
UBS Private Money Market Fund LLC                                                      328,500          328,500

TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost $328,500)                                                                                         328,500
---------------------------------------------------------------------------------------------------------------

Total Investments (Cost $51,603,520)                                                     99.76%    $ 51,080,672
Other Assets in Excess of Liabilities                                                     0.24%         123,962
                                                                                        -----------------------
NET ASSETS                                                                              100.00%    $ 51,204,634
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
94             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

Westcore Colorado Tax-Exempt Fund

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Certificates of Participation 3.30%
Fremont County, Certificate of Participation, Lease
  Purchase Agreement,
5.125%, 12/15/2012, Optional anytime @ 100.00, MBIA                    Aaa/AAA       $ 500,000     $    531,690
Larimer County, Certificate of Participation, Courthouse
  & Jail Facilities Lease Purchase Agreement, 4.75%,
  12/15/2009, Optional anytime @ 100.00, FSA                           Aaa/AAA         500,000          536,175
Weld County, Certificate of Participation, Correctional
  Facilities Lease Purchase Agreement, 5.35%,
  08/01/2010, Optional anytime @ 100.00, MBIA                          Aaa/AAA         510,000          550,249
                                                                                                   ------------
TOTAL CERTIFICATES OF PARTICIPATION
(Cost $1,506,309)                                                                                     1,618,114
---------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATION BONDS 63.25%

COUNTY - CITY - SPECIAL DISTRICT - SCHOOL DISTRICT 63.25%
Adams County School District 12, 6.125%, 12/15/2007,
  Optional 12/15/2003 @ 100.00, FGIC                                   Aaa/AAA         500,000          524,350
Adams & Arapahoe Counties Joint School District 28J:
  5.75%, 12/01/2006, MBIA                                              Aaa/AAA         100,000          112,233
  5.35%, 12/01/2015, Escrowed to Maturity                              Aa3/AA-         260,000          287,778
Adams & Arapahoe Counties School District 29J, 5.40%,
  12/01/2009, Optional 12/01/2006 @ 100.00, MBIA                       Aaa/AAA         100,000          107,561
Adams & Weld Counties School District 27J:
  5.55%, 12/01/2009, Optional 12/01/2006 @
    100.00, FGIC                                                       Aaa/AAA         250,000          274,702
  5.50%. 12/01/2016, Optional 12/01/2008 @
    100.00, FGIC                                                       Aaa/AAA         550,000          618,189
Arapahoe County School District 1, 5.25%, 12/01/2013,
  Optional 12/01/2008 @ 100.00, FSA                                    Aaa/AAA         500,000          534,305
  5.25%, 12/01/2014, FSA                                               Aaa/AAA         500,000          531,830
Arapahoe County School District 2, 6.75%, 12/01/2004,
Escrowed to Maturity                                                   Aa3/NR           25,000           27,431
Arapahoe County School District 5, 5.50%, 12/15/2006                   Aa1/AA          500,000          557,155
Arapahoe County School District 6, 5.50%, 12/01/2006                   Aa2/AA          250,000          278,425
Archuleta & Hinsdale Counties Joint School District 50 JT,
  5.50%, 12/01/2014, Optional 12/01/2006 @ 101.00,
  MBIA                                                                 Aaa/AAA         250,000          268,620

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  95

                            Statements of Investments

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Basalt & Rural Fire Protection District, Eagle & Pitkin
  Counties, 5.20%, 12/01/2015, Optional 12/01/2006
  @ 100.00, AMBAC                                                      Aaa/AAA       $  100,000    $    103,491
Boulder County Open Space Acquisition, 5.40%,
  08/15/2015, Optional 08/15/2010 @ 100.00                             Aa1/AA+          500,000         535,400
Boulder & Gilpin Counties, Boulder Valley School
District Re-2:
  5.50%, 12/01/2005, FGIC                                              Aaa/AAA          100,000         109,626
  5.00%, 12/01/2011, Optional 12/01/2007 @
    100.00, FGIC                                                       Aaa/AAA        1,000,000       1,059,720
  5.125%, 12/01/2017, Optional 12/01/2009 @ 100                        Aa3/AA           300,000         311,859
Boulder, Larimer, & Weld Counties, St. Vrain Valley
School District Re-1J:
  5.50%, 12/15/2004, Optional 12/15/2002 @
    101.00, MBIA                                                       Aaa/AAA          100,000         101,125
  6.00%, 12/15/2010, Optional 12/15/2002 @
    101.00, MBIA                                                       Aaa/AAA          100,000         101,140
Carbondale & Rural Fire Protection District, Garfield,
  Gunnison & Pitkin Counties, 5.20%, 12/01/2010,
  Optional 12/01/2004 @ 101.00, AMBAC                                  Aaa/AAA          100,000         104,314
Chaffee County School District R-31, 5.10%, 12/01/2009,
  Optional 12/01/2006 @ 100.00, FSA                                    Aaa/AAA          150,000         164,968
Chaffee & Fremont Counties School District R-32J, 5.00%,
  12/01/2012, Optional 12/01/2007 @ 100.00, FSA                        Aaa/AAA          425,000         445,880
City & County of Denver Board Water Commissioners,
  5.50%, 10/01/2011                                                    Aa1/AA+          250,000         281,285
Clear Creek County School District Re-1, 5.30%,
  12/01/2010, Optional 12/01/2005 @ 100.00, MBIA                       Aaa/AAA          300,000         318,630
  5.40%, 12/01/2011, Optional 12/01/2005 @
    100.00, MBIA                                                       Aaa/AAA          250,000         265,865
Denver City & County, 5.25%, 08/01/2005                                Aa1/AA+          500,000         539,825
Douglas & Elbert Counties School District Re-1:
  6.15%, 12/15/2008, Optional 12/15/2004 @
    101.00, MBIA                                                       Aaa/AAA          250,000         271,632
  5.25%, 12/15/2016, Optional 12/15/2011 @
    100.00, MBIA                                                       Aaa/AAA          500,000         533,450
  6.50%, 12/15/2016, Prerefunded 12/15/2004
    @ 101.00                                                           Aaa/AAA          500,000         551,890
  5.25%, 12/15/2017, Optional 12/15/2011 @
    100.00, MBIA                                                       Aaa/AAA        1,000,000       1,058,460

--------------------------------------------------------------------------------
96             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Eagle, Garfield & Routt Counties School District Re-50J:
  5.75%, 12/01/2003, Optional 12/01/2002 @
    100.00, FGIC                                                       Aaa/AAA       $  200,000    $    204,288
  5.25%, 12/01/2015, Optional 12/01/2009 @
    101.00, FGIC                                                       Aaa/AAA        1,000,000       1,065,910
El Paso County School District 2:
  5.25%, 12/01/2012, Optional 12/01/2010 @
    100.00, MBIA                                                       Aaa/AAA          250,000         272,133
  5.70%, 12/01/2014, Prerefunded 12/01/2005 @
    100.00                                                             A1/NR            100,000         110,233
El Paso County School District 12:
  5.90%, 09/15/2004                                                    Aa1/NR            80,000          85,793
  5.00%, 09/15/2013                                                    Aa1/NR         1,000,000       1,062,310
El Paso County School District 20, 5.70%, 12/15/2006,
  FGIC                                                                 Aaa/AAA          250,000         280,280
El Paso County School District 49:
  6.75%, 12/01/2004, Prerefunded 12/01/2000 @
    100.00, MBIA                                                       Aaa/AAA           65,000          66,594
  6.00%, 12/01/2009; Sinking Fund 12/01/2007 @
    100.00, FSA                                                        Aaa/AAA        1,000,000       1,162,030
Evergreen Park & Recreation District:
  5.25%, 12/01/2017, Optional 12/01/2010 @
    100.00, AMBAC                                                      Aaa/NR           115,000         121,065
  5.10%, 12/01/2014, Optional 06/01/2006 @
    100.00, AMBAC                                                      Aaa/NR           100,000         102,902
Fort Collins, Larimer County, 6.40%, 12/01/2009,
  Optional 12/01/2002 @ 101.00                                         Aa1/AA           500,000         505,000
Garfield, Pitkin & Eagle Counties Roaring Fork School
District Re-1:
  5.125%, 12/15/2010, Optional 12/15/2005 @
    102.00, MBIA                                                       Aaa/AAA          500,000         530,530
  6.60%, 12/15/2014, Prerefunded 06/15/2004 @
    101.00, MBIA                                                       Aaa/AAA          250,000         271,025
Grand County, East Grand School District 2, 5.00%,
  12/01/2017, Optional 12/01/2008 @ 101.00, AMBAC                      Aaa/AAA          500,000         513,320
Greenwood South Metropolitan District, Arapahoe County,
  5.50%, 12/01/2004, MBIA                                              Aaa/AAA          250,000         267,915
Gunnison & Saguache Counties, Watershed School
  District Re-1J, 6.00%, 12/01/2005, MBIA                              Aaa/AAA          150,000         166,601

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  97

                            Statements of Investments

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Jefferson County School District R-1:
  5.75%, 12/15/2003, Prerefunded 12/15/2002 @
    101.00, AMBAC                                                      Aaa/AAA      $  100,000     $    101,133
  5.90%, 12/15/2004, Prerefunded 12/15/2002 @
    101.00, AMBAC                                                      Aaa/AAA         500,000          505,685
  5.25%, 12/15/2011, Optional 12/15/2008 @
    101.00, FGIC                                                       Aaa/AAA         750,000          816,112
  5.50%, 12/15/2014, Optional 12/15/2008 @
    101.00, FGIC                                                       Aaa/AAA         275,000          298,419
La Plata County School District 9-R, 3.75%, 11/01/2014,
  Optional 11/01/2012 @ 100.00, MBIA                                   Aaa/NR          240,000          227,249
Larimer County, Poudre School District R-1:
  5.50%, 12/15/2008                                                    Aa3/AA-         500,000          563,155
  5.00%, 12/15/2016, Optional 12/15/2008 @
    100.00, FSA                                                        Aaa/AAA         500,000          515,105
  6.00%, 12/15/2017, Optional 12/15/2010 @
    100.00, FGIC                                                       Aaa/AAA       1,000,000        1,118,910
Larimer, Weld, & Boulder Counties, Thompson School
District R2-J:
  5.40%, 12/15/2013, Optional 06/15/2007 @
    101.00, FGIC                                                       Aaa/AAA         500,000          533,090
  5.45%, 12/15/2016, Optional 06/15/2007 @
    101.00, FGIC                                                       Aaa/AAA         250,000          265,235
Mesa County Valley School District 51:
  6.00%, 12/01/2006, MBIA                                              Aaa/AAA       1,000,000        1,131,770
  5.40%, 12/01/2012, Optional 12/01/2006 @
    101.00, MBIA                                                       Aaa/AAA         500,000          531,760
Park County Platte Canyon School District 1, 4.30%,
  12/01/2010, Optional 12/01/2008 @ 101.00, MBIA                       Aaa/AAA         250,000          259,792
Pitkin County Open Space Acquisition, 5.25%, 12/01/2018,
  Optional 12/01/2010, AMBAC                                           Aaa/AAA         340,000          356,068
Poudre Valley Hospital District, Larimer County, 5.375%,
  11/15/2007, Optional 11/15/2003 @ 100.00                             Aa/NR         1,000,000        1,025,970
Pueblo County School District 70, 5.00%, 12/01/2011,
  Optional 12/01/2007 @ 100.00, AMBAC                                  Aaa/AAA         225,000          236,576
  5.00%, 12/01/2015                                                    Aaa/AAA         165,000          173,080
Pueblo, Pueblo County Limited Tax:
  5.80%, 06/01/2011, Optional 06/01/2006 @
    100.00, MBIA                                                       Aaa/AAA         200,000          218,572
  6.00%, 06/01/2016, Optional 06/01/2006 @
    100.00, MBIA                                                       Aaa/AAA         250,000          275,385

--------------------------------------------------------------------------------
98             Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Rio Grande County School District C-8, 5.35%,
  11/15/2011, Optional 11/15/2005 @ 100.00, FSA                        Aaa/AAA      $  150,000     $    159,390
Routt County School District Re-2, 5.05%, 12/01/2013,
  Optional 12/01/2007 @ 100.00, MBIA                                   Aaa/AAA         250,000          262,035
San Miguel & Montrose Counties, School District R-2J,
  5.00%, 12/01/2012, Optional 12/01/2007 @
  100.00, MBIA                                                         Aaa/AAA         100,000          104,913
San Miguel County School District R-1, 5.50%,
  12/01/2012, Optional 12/01/2005 @ 101.00, MBIA                       Aaa/AAA         250,000          272,220
South Suburban Park and Recreation District, Arapahoe,
  Douglas & Jefferson Counties, 5.00%, 12/15/2012,
  Optional 12/15/2008 @ 100.00, FGIC                                   Aaa/AAA         250,000          264,612
Summit County School District Re-1, 6.55%, 12/01/2009,
  Prerefunded 12/01/2004 @ 100.00, FGIC                                Aaa/AAA       1,000,000        1,093,340
Thornton, Adams County, Water, 4.00%, 12/01/2011, FSA                  Aaa/AAA         300,000          303,474
  6.00%, 12/01/2005, Optional 12/01/2002 @
    101.00, FGIC                                                       Aaa/AAA         250,000          252,500
Upper San Juan Hospital District, Archuleta, Hinsdale &
  Mineral Counties, 4.65%, 11/01/2013, Optional
  11/01/2007 @ 100.00, MBIA                                            Aaa/AAA         115,000          117,947
Weld County School District Re-4:
  5.30%, 12/01/2010, Optional 12/01/2006 @
    100.00, MBIA                                                       Aaa/AAA         150,000          159,518
  5.45%, 12/01/2016, Optional 12/01/2006 @
    100.00, MBIA                                                       Aaa/AAA         500,000          524,810
Weld County School District 006, 5.50%, 12/01/2006                     Aa3/AA-         250,000          278,223
Wray Community Hospital District, Yuma County, 5.00%,
10/15/2011, Optional 10/15/2004 @ 101.00, AMBAC                        Aaa/AAA         250,000          257,898
                                                                                                   ------------
TOTAL GENERAL OBLIGATION BONDS
(Cost $29,468,847)                                                                                   30,973,014
---------------------------------------------------------------------------------------------------------------

REVENUE BONDS 28.26%

SPECIAL TAX 13.63%

Boulder County Sales & Use Tax:
  5.75%, 12/15/2004, Prerefunded, Escrowed to
    Maturity, FGIC                                                     Aaa/AAA          65,000           70,151
  5.75%, 12/15/2004, FGIC                                              Aaa/AAA         435,000          468,926
Castle Rock, Douglas County Sales & Use Tax, 5.25%,
  06/01/2006, FSA                                                      Aaa/AAA         200,000          218,210

--------------------------------------------------------------------------------
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
                            Statements of Investments

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Colorado Health Facilities Authority, Poudre Valley Health,
  Series A, 5.625%, 12/01/2019, Optional 12/01/2009
  @101.00, FSA                                                         Aaa/NR        $ 500,000     $    536,460
Colorado Postsecondary Educational Facilities Authority
  University of Denver Project, 6.00%, 03/01/2016,
  Optional 03/01/2003 @ 101.00, Connie Lee                             A2/AAA          300,000          305,871
Commerce City, Adams County Sales & Use Tax, 5.375%,
  08/01/2007, Optional 08/01/2003 @ 101.00, MBIA                       Aaa/AAA         100,000          103,618
Denver City & County Excise Tax, 5.25%, 09/01/2008, FSA                Aaa/AAA         500,000          554,385
Douglas County Sales & Use Tax Open Space, 6.00%,
  10/15/2009, FSA                                                      Aaa/AAA         500,000          578,670
Greeley, Weld County Sales & Use Tax:
  4.80%, 10/01/2015, Optional 10/01/2008 @
    100.00, MBIA                                                       Aaa/AAA         250,000          255,795
  5.15%, 10/01/2015, Optional 10/01/2010 @
    100.00, MBIA                                                       Aaa/AAA         500,000          526,650
Ignacio, La Plata County Sales Tax, 4.75%, 12/01/2009,
  AMBAC                                                                Aaa/AAA         150,000          162,417
Jefferson County Districtwide Sales Tax, 4.00%,
  06/01/2014, Optional 06/01/2012 @ 100.00, AMBAC                      Aaa/AAA         500,000          490,780
Jefferson County Open Space Sales & Use Tax, 5.00%,
  11/01/2012, Optional 11/01/2009 @ 100.00, FGIC                       Aaa/AAA         500,000          531,450
Longmont, Boulder County Sales & Use Tax, 5.50%,
  11/15/2015, Optional 11/15/2010 @ 100.00                             NR/AA           300,000          324,054
Montrose, Montrose County General Fund Excise Tax
  Revenue, 5.00%, 12/01/2017, Optional 12/01/2008
  @ 100.00, AMBAC                                                      Aaa/AAA         150,000          153,476
Thornton, Adams County Sales & Use Tax, Open Space &
  Parks, 5.25%, 09/01/2016, FSA                                        Aaa/AAA         500,000          532,525
University of Northern Colorado Auxiliary Facilities, 5.00%,
  06/01/2016, Optional 06/01/2011@100.00, AMBAC                        Aaa/AAA         500,000          520,440
Westminster Sales & Use Tax, 5.00%, 12/01/2014,
  Optional 12/01/2011@100.00                                           NR/AA           220,000          231,948
Windsor Sales Tax, 4.40%, 12/01/2018, Optional
  12/01/2012 @ 100.00, MBIA                                            Aaa/AAA         110,000          107,026
                                                                                                   ------------
                                                                                                      6,672,852
UTILITY 14.63%
Boulder, Boulder County, Water & Sewer:
  5.75%, 12/01/2006, Optional 12/01/2002 @ 100.00                      Aa2/AA+          75,000           75,095
  5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00                      Aa2/AA+         500,000          537,145

--------------------------------------------------------------------------------
100            Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                            Statements of Investments

                                                                      Bond Rating    Principal
                                                                      Moody's/S&P     Amount       Market Value
                                                                      -----------     ------       ------------
Broomfield Water Activity Enterprise, 5.00%, 12/01/2015,
  Optional 12/01/2012 @100.00, MBIA                                    Aaa/NR        $ 350,000     $    370,167
  5.50%, 12/01/2018, Optional 12/01/2010 @
    101.00, MBIA                                                       Aaa/NR          500,000          536,130
Colorado Springs, El Paso County Utilities Systems, 5.75%,
  11/15/2010, Optional 11/15/2006 @ 100.00                             Aa2/AA          250,000          275,310
Colorado Water Resources & Power Development Authority,
  Clean Water, 5.40%, 09/01/2011, Optional 09/01/2010
  @ 100.00                                                             Aaa/AAA         500,000          555,400
Colorado Water Resources & Power Development Authority,
  Drinking Water, 5.00%, 09/01/2017, Optional
  09/01/2012 @ 100.00                                                  Aaa/AAA         500,000          519,685
Colorado Water Resources & Power Development Authority,
  Small Water Resources, 5.70%, 11/01/2015, Optional
  11/01/2010 @ 100.00, FGIC                                            Aaa/AAA         500,000          551,860
Fort Collins, Larimer County Wastewater Utility Enterprise,
  Sewer, 5.375%, 12/01/2009, Optional 12/01/2005 @
  100.00, FGIC                                                         Aaa/AAA         250,000          267,385
Fort Collins, Larimer County Water Utility Enterprise,
  4.25%, 12/01/2009, Optional 12/01/2008 @
  100.00, FSA                                                          Aaa/AAA         500,000          522,515
Little Thompson Water District, Larimer, Weld &
  Boulder Counties, 5.50%, 12/01/2011, Optional
  12/01/2005 @ 101.00, MBIA                                            Aaa/AAA         500,000          545,195
Mesa County, Sewer, 5.85%, 11/01/2005, Optional
  12/26/2002 @ 100.00, FGIC                                            Aaa/AAA         500,000          501,570
Metropolitan Denver Sewage Disposal District 1, Sewer,
  5.45%, 04/01/2003, Escrowed to Maturity                              Aaa/AAA         500,000          506,615
Municipal Subdistrict, Northern Colorado Water
Conservancy District:
  5.85%, 12/01/2002, AMBAC                                             Aaa/AAA         500,000          500,000
  5.25%, 12/01/2015, Optional
  12/01/2007 @ 101.00, AMBAC                                           Aaa/AAA         250,000          264,588
Platte River Power Authority Series DD, 5.75%,
  06/01/2004, MBIA                                                     Aaa/AAA         500,000          530,160
Westminster, Adams County Water & Wastewater Utility
  Enterprise, 6.25%, 12/01/2014, Optional 12/01/2004
  @ 100.00, AMBAC                                                      Aaa/AAA         100,000          108,750
                                                                                                   ------------
                                                                                                      7,167,570
TOTAL REVENUE BONDS
(Cost $13,197,658)                                                                                   13,840,422
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 101

                            Statements of Investments

                                                                      Bond Rating
                                                                      Moody's/S&P     Shares       Market Value
                                                                      -----------     ------       ------------
                       Mutual Funds3.26%
Dreyfus Municipal Money Market Fund                                                $ 1,594,574     $  1,594,574
TOTAL MUTUAL FUNDS
                   (Cost $1,594,574)                                                                  1,594,574
---------------------------------------------------------------------------------------------------------------

Total Investments (Cost $45,767,388)                                                     98.07%    $ 48,026,124
Other Assets in Excess of Liabilities                                                     1.93%         943,363
                                                                                        -----------------------
NET ASSETS                                                                              100.00%    $ 48,969,487
---------------------------------------------------------------------------------------------------------------

Notes to Statements of Investments

**   NON-INCOME PRODUCING SECURITY.
(1) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(2) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 4(2) OF THE SECURITIES ACT OF 1933 AND NOT SUBJECT TO THE FUND'S INVESTMENT LIMITATIONS IN OTHER INVESTMENT COMPANIES.
(3) SECURITY PURCHASED THROUGH A PRIVATE PLACEMENT TRANSACTION AND HAS CERTAIN RESTRICTIONS ON ITS RESALE, AS DEFINED IN THE SECURITIES ACT OF 1933, AND IS THEREFORE CONSIDERED AN ILLIQUID INVESTMENT.
(4) THE ORIGINAL MATURITY DATE LISTED HEREIN DIFFERS FROM THE EXPECTED MATURITY DATE DUE TO CALL OR PUT FEATURES OR DUE TO THE EXPECTED SCHEDULE OF PRINCIPAL PAYMENTS.
(5)  ISSUER IS IN DEFAULT.
(6) THIS SECURITY HAS BEEN VALUED AT ITS FAIR VALUE DETERMINED IN GOOD FAITH BY OR UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
(7)  THIS SECURITY IS CONSIDERED ILLIQUID BY THE INVESTMENT ADVISER.
(8) THIS SECURITY REPRESENTS A JUNIOR TRANCHE WHEREBY THE HOLDER IS ENTITLED TO ALL RESIDUAL INTEREST, IF ANY, WHICH CAN VARY. THE RATE LISTED IS THE INVESTMENT ADVISER'S ESTIMATED RATE OF RESIDUAL INTEREST AS OF THE REPORTING DATE.

--------------------------------------------------------------------------------
102            Semi-Annual Report November 30, 2002 (UNAUDITED)           [LOGO]

                      Statements of Assets and Liabilities

WESTCORE EQUITY FUNDS

                                                    Westcore         Westcore         Westcore
                                                      MIDCO           Growth          Small-Cap
                                                   Growth Fund         Fund          Growth Fund
                                                  -------------    -------------    -------------
ASSETS
Investments at value (cost - see below)           $  99,515,534    $  27,147,163    $   7,272,686
  - see accompanying statements
Cash and cash equivalents                                     0                0                0
Receivable for investments sold                         299,831                0           76,128
Dividends and interest receivable                        47,598           28,058              630
Receivable for fund shares subscribed                   170,832           51,448          137,737
Receivable from investment adviser                            0                0            2,406
Investment for trustee deferred
  compensation plan                                     202,619            7,152            2,896
Prepaid and other assets                                 28,776           24,925           14,419
                                                  -------------    -------------    -------------
TOTAL ASSETS                                        100,265,190       27,258,746        7,506,902
                                                  -------------    -------------    -------------
LIABILITIES
Collateral received from broker for
  securities lending transactions                     5,162,300          308,200                0
Payable for investments purchased                             0                0          175,924
Payable for fund shares redeemed                         36,638            9,060              176
Payable for investment advisory fee                      25,622            5,606                0
Payable for administration fee                           21,971            6,181              557
Payable for trustee deferred
  compensation plan                                     202,619            7,152            2,896
Other payables                                           39,638            6,623           21,265
                                                  -------------    -------------    -------------
TOTAL LIABILITIES                                     5,488,788          342,822          200,818
                                                  -------------    -------------    -------------
NET ASSETS                                        $  94,776,402    $  26,915,924    $   7,306,084
                                                  =============    =============    =============
COMPOSITION OF NET ASSETS
Paid-in capital                                   $ 113,052,007    $  28,622,022    $  23,034,820
(Over)/Undistributed net investment income             (599,882)         (40,942)         (35,942)
Accumulated net realized gain (loss) on
  investments and foreign currency transactions     (26,077,565)      (1,518,056)     (13,995,324)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies       8,401,842         (147,100)      (1,697,470)
                                                  -------------    -------------    -------------
NET ASSETS                                        $  94,776,402    $  26,915,924    $   7,306,084
                                                  =============    =============    =============
NET ASSET VALUE PER SHARE
Net Assets                                        $  94,776,402    $  26,915,924    $   7,306,084
Shares of beneficial interest outstanding            18,939,580        2,979,183          648,954
Net asset value and redemption price per share    $        5.00    $        9.03    $       11.26
                                                  -------------    -------------    -------------
COST OF INVESTMENTS                               $  91,113,692    $  27,294,263    $   8,970,156
                                                  =============    =============    =============

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 103

                      Statements of Assets and Liabilities

                                                     Westcore        Westcore
                                                      Select      International
                                                       Fund       Frontier Fund
                                                   ------------   -------------
ASSETS
Investments at value (cost - see below)            $  9,060,606    $  8,125,767
  - see accompanying statements
Cash and cash equivalents                                     0               0
Receivable for investments sold                               0           1,285
Dividends and interest receivable                         2,340           1,178
Receivable for fund shares subscribed                   195,642           7,093
Receivable from investment adviser                        1,953           3,126
Investment for trustee deferred
  compensation plan                                       3,741           2,688
Prepaid and other assets                                 12,134          30,983
                                                   ------------    ------------
TOTAL ASSETS                                          9,276,416       8,172,120
                                                   ------------    ------------
LIABILITIES
Collateral received from broker for
  securities lending transactions                       158,700               0
Payable for investments purchased                             0               0
Payable for fund shares redeemed                          1,030           3,783
Payable for investment advisory fee                           0               0
Payable for administration fee                              702             630
Payable for trustee deferred
  compensation plan                                       3,741           2,688
Other payables                                           14,088           5,235
                                                   ------------    ------------
TOTAL LIABILITIES                                       178,261          12,336
                                                   ------------    ------------
NET ASSETS                                         $  9,098,155    $  8,159,784
                                                   ============    ============
COMPOSITION OF NET ASSETS
Paid-in capital                                    $ 13,387,355    $ 21,959,661
(Over)/Undistributed net investment income              (47,331)        (20,084)
Accumulated net realized gain (loss) on
  investments and foreign currency transactions      (3,058,509)    (12,576,676)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies      (1,183,360)     (1,203,117)
                                                   ------------    ------------
NET ASSETS                                         $  9,098,155    $  8,159,784
                                                   ============    ============
NET ASSET VALUE PER SHARE
Net Assets                                         $  9,098,155    $  8,159,784
Shares of beneficial interest outstanding               949,984       1,291,165
Net asset value and redemption price per share     $       9.58    $       6.32
                                                   ------------    ------------
COST OF INVESTMENTS                                $ 10,243,966    $  9,328,955
                                                   ============    ============

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
104             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                      Statements of Assets and Liabilities

                                                                    Westcore        Westcore
                                                   Westcore         Mid-Cap        Small-Cap
                                                   Blue Chip      Opportunity     Opportunity
                                                     Fund             Fund            Fund
                                                  ------------    ------------    ------------
ASSETS
Investments at value (cost - see below)           $ 31,774,672    $  7,799,290    $ 29,102,484
  - see accompanying statements
Cash and cash equivalents                                    0               0               0
Receivable for investments sold                              0             514           2,056
Dividends and interest receivable                       56,600           9,680          19,443
Receivable for fund shares subscribed                   53,265         123,789         170,525
Receivable from investment adviser                           0           1,236               0
Investment for trustee deferred
  compensation plan                                     20,124             643          14,761
Prepaid and other assets                                16,063          15,360          13,479
                                                  ------------    ------------    ------------
TOTAL ASSETS                                        31,920,724       7,950,512      29,322,748
                                                  ------------    ------------    ------------
LIABILITIES
Collateral received from broker for
  securities lending transactions                      142,600               0       1,789,700
Payable for investments purchased                      314,462               0               0
Payable for fund shares redeemed                           867               0           2,000
Payable for investment advisory fee                      6,305               0           5,913
Payable for administration fee                           7,271             589           6,221
Payable for trustee deferred
  compensation plan                                     20,124             643          14,761
Other payables                                          12,561           4,757          10,622
                                                  ------------    ------------    ------------
TOTAL LIABILITIES                                      504,190           5,989       1,829,217
                                                  ------------    ------------    ------------
NET ASSETS                                        $ 31,416,534    $  7,944,523    $ 27,493,531
                                                  ============    ============    ============
COMPOSITION OF NET ASSETS
Paid-in capital                                   $ 34,559,773    $  9,288,974    $ 33,262,997
(Over)/Undistributed net investment income              86,010           1,867         (54,027)
Accumulated net realized gain (loss) on
  investments and foreign currency transactions     (4,004,932)     (1,009,369)     (4,661,286)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies        775,683        (336,949)     (1,054,153)
                                                  ------------    ------------    ------------
NET ASSETS                                        $ 31,416,534    $  7,944,523    $ 27,493,531
                                                  ============    ============    ============
NET ASSET VALUE PER SHARE
Net Assets                                        $ 31,416,534    $  7,944,523    $ 27,493,531
Shares of beneficial interest outstanding            3,271,628         710,845       1,182,860
Net asset value and redemption price per share    $       9.60    $      11.18    $      23.24
                                                  ------------    ------------    ------------
COST OF INVESTMENTS                               $ 30,998,989    $  8,136,239    $ 30,156,637
                                                  ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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
                      Statements of Assets and Liabilities

WESTCORE BOND FUNDS

                                                                                    Westcore
                                                    Westcore        Westcore        Colorado
                                                    Flexible       Plus Bond       Tax-Exempt
                                                  Income Fund        Fund             Fund
                                                  ------------    ------------    ------------
ASSETS
Investments at value (cost - see below)           $  7,190,712    $ 51,080,673    $ 48,026,124
  - see accompanying statements
Cash and cash equivalents                                    0             545               0
Receivable for investments sold                              0               0               0
Dividends and interest receivable                      132,018         771,241         957,304
Receivable for fund shares subscribed                      940           6,624          17,497
Receivable from investment adviser                       4,287               0               0
Investment for trustee deferred
  compensation plan                                      7,776          21,296          11,223
Prepaid and other assets                                 8,616          34,153          19,867
                                                  ------------    ------------    ------------
TOTAL ASSETS                                         7,344,349      51,914,532      49,032,015
                                                  ------------    ------------    ------------
LIABILITIES
Collateral received from broker for
  securities lending transactions                        6,300         328,500               0
Payable for investments purchased                      100,000         335,729               0
Payable for fund shares redeemed                         2,637           9,815          33,481
Payable for investment advisory fee                          0               0               0
Payable for administration fee                             569           6,802          11,745
Payable for trustee deferred
  compensation plan                                      7,776          21,296          11,223
Other payables                                           4,914           7,756           6,079
                                                  ------------    ------------    ------------
TOTAL LIABILITIES                                      122,196         709,898          62,528
                                                  ------------    ------------    ------------
NET ASSETS                                        $  7,222,153    $ 51,204,634    $ 48,969,487
                                                  ============    ============    ============
COMPOSITION OF NET ASSETS
Paid-in capital                                   $  8,332,397    $ 51,854,603    $ 47,338,957
(Over)/Undistributed net investment income             (19,090)         30,114         (10,498)
Accumulated net realized gain (loss) on
  investments and foreign currency transactions        (35,902)       (157,236)       (617,708)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies     (1,055,252)       (522,847)      2,258,736
                                                  ------------    ------------    ------------
NET ASSETS                                        $  7,222,153    $ 51,204,634    $ 48,969,487
                                                  ============    ============    ============
NET ASSET VALUE PER SHARE
Net Assets                                        $  7,222,153    $ 51,204,634    $ 48,969,487
Shares of beneficial interest outstanding              841,164       4,983,880       4,338,646
Net asset value and redemption price per share    $       8.59    $      10.27    $      11.29
                                                  ------------    ------------    ------------
COST OF INVESTMENTS                               $  8,245,964    $ 51,603,520    $ 45,767,388
                                                  ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
106             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                            Statements of Operations

WESTCORE EQUITY FUNDS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002

                                           Westcore         Westcore        Westcore
                                             MIDCO           Growth        Small-Cap
                                          Growth Fund         Fund        Growth Fund
                                          ------------    ------------    ------------
INVESTMENT INCOME
Dividends                                 $    191,421    $     96,691    $     27,270
Interest                                        39,734          12,822           1,709
Other income                                    37,589             411               0
                                          ------------    ------------    ------------
TOTAL INCOME                                   268,744         109,924          28,979
                                          ------------    ------------    ------------
EXPENSES
Investment advisory fees                       302,734          79,338          37,120
Administrative fees                            139,723          36,617          11,136
Transfer agent fees                             77,995          23,919          17,739
Fund accounting fees and expenses               16,017          14,108          15,373
Legal fees                                      53,031           7,807           3,430
Printing expenses                               19,173           5,140           1,906
Registration fees                                8,918           5,096           6,734
Audit fees                                      10,521           5,495           4,795
Custodian fees                                  10,129           3,754           3,838
Insurance                                        5,877           1,105             635
Trustee fees and expenses                       15,330           2,968           1,652
Other                                            1,221             364             271
                                          ------------    ------------    ------------
Total expenses before waivers                  660,669         185,711         104,629
Expenses waived by:
  Investment adviser                          (125,063)        (45,344)        (37,120)
  Administrators                                     0               0         (11,136)
Expenses reimbursed by:
  Investment adviser                                 0               0          (8,098)
                                          ------------    ------------    ------------
NET EXPENSES                                   535,606         140,367          48,275
                                          ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS)                  (266,862)        (30,443)        (19,296)
                                          ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
  Investments                               (1,211,831)     (1,162,097)     (1,460,739)
  Foreign currency transactions                      0               0               0
                                          ------------    ------------    ------------
    Net realized gain/(loss)                (1,211,831)     (1,162,097)     (1,460,739)
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                              (14,238,051)     (2,408,650)       (855,518)
  Translation of assets and liabilities
    denominated in foreign currencies                0               0               0
                                          ------------    ------------    ------------
    Net change                             (14,238,051)     (2,408,650)       (855,518)
NET REALIZED AND UNREALIZED GAIN/(LOSS)    (15,449,882)     (3,570,747)     (2,316,257)
                                          ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(15,716,744)   $ (3,601,190)   $ (2,335,553)
                                          ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 107

                            Statements of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002

                                                    Westcore         Westcore
                                                     Select        International
                                                      Fund         Frontier Fund
                                                   -----------     -------------
INVESTMENT INCOME
Dividends                                          $    25,318      $    75,521
Interest                                                 5,386            1,646
Other income                                             1,045                0
                                                   -----------      -----------
TOTAL INCOME                                            31,749           77,167
                                                   -----------      -----------
EXPENSES
Investment advisory fees                                34,733           53,508
Administrative fees                                     16,030           13,377
Transfer agent fees                                     16,899           18,795
Fund accounting fees and expenses                       15,499           21,525
Legal fees                                               6,223            4,151
Printing expenses                                        3,157            2,278
Registration fees                                        6,370            7,462
Audit fees                                               6,622            5,292
Custodian fees                                           3,143            8,790
Insurance                                                  817              742
Trustee fees and expenses                                2,380            2,128
Other                                                      329              164
                                                   -----------      -----------
Total expenses before waivers                          112,202          138,212
Expenses waived by:
  Investment adviser                                   (34,733)         (53,508)
  Administrators                                       (16,019)         (13,377)
Expenses reimbursed by:
  Investment adviser                                         0           (4,271)
                                                   -----------      -----------
NET EXPENSES                                            61,450           67,056
                                                   -----------      -----------
NET INVESTMENT INCOME/(LOSS)                           (29,701)          10,111
                                                   -----------      -----------
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
  Investments                                          (63,703)      (1,556,169)
  Foreign currency transactions                              0          240,299
                                                   -----------      -----------
    Net realized gain/(loss)                           (63,703)      (1,315,870)
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                                       (2,399,601)        (857,493)
  Translation of assets and liabilities
    denominated in foreign currencies                        0          286,266
                                                   -----------      -----------
    Net change                                      (2,399,601)        (571,227)
NET REALIZED AND UNREALIZED GAIN/(LOSS)             (2,463,304)      (1,887,097)
                                                   -----------      -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $(2,493,005)     $(1,876,986)
                                                   ===========      ===========

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
108             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                            Statements of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002

                                                          Westcore       Westcore
                                           Westcore        Mid-Cap       Small-Cap
                                           Blue Chip     Opportunity    Opportunity
                                             Fund           Fund           Fund
                                          -----------    -----------    -----------
INVESTMENT INCOME
Dividends                                 $   251,712    $    47,186    $   135,552
Interest                                       13,456          3,077          7,748
Other income                                        0              0          7,432
                                          -----------    -----------    -----------
TOTAL INCOME                                  265,168         50,263        150,732
                                          -----------    -----------    -----------
EXPENSES
Investment advisory fees                      106,120         28,632        147,952
Administrative fees                            48,978         11,453         44,386
Transfer agent fees                            22,618         11,060         22,494
Fund accounting fees and expenses              15,268         15,219         16,675
Legal fees                                     16,805          2,751         15,915
Printing expenses                               6,300          1,526          7,028
Registration fees                               5,824          6,552          6,916
Audit fees                                      6,335          3,892          6,454
Custodian fees                                  3,528          4,342          6,651
Insurance                                       2,086            448          1,921
Trustee fees and expenses                       5,712          1,078          5,054
Other                                             742            191            511
                                          -----------    -----------    -----------
Total expenses before waivers                 240,316         87,144        281,957
Expenses waived by:
  Investment adviser                          (52,565)       (28,632)       (89,583)
  Administrators                                    0        (10,792)             0
Expenses reimbursed by:
  Investment adviser                                0              0              0
                                          -----------    -----------    -----------
NET EXPENSES                                  187,751         47,720        192,374
                                          -----------    -----------    -----------
NET INVESTMENT INCOME/(LOSS)                   77,417          2,543        (41,642)
                                          -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
  Investments                              (3,376,544)      (728,619)    (2,446,694)
  Foreign currency transactions                     0              0              0
                                          -----------    -----------    -----------
    Net realized gain/(loss)               (3,376,544)      (728,619)    (2,446,694)
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                              (2,869,046)      (795,022)    (3,811,816)
  Translation of assets and liabilities
    denominated in foreign currencies               0              0              0
                                          -----------    -----------    -----------
    Net change                             (2,869,046)      (795,022)    (3,811,816)
NET REALIZED AND UNREALIZED GAIN/(LOSS)    (6,245,590)    (1,523,641)    (6,258,510)
                                          -----------    -----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(6,168,173)   $(1,521,098)   $(6,300,152)
                                          ===========    ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 109

                            Statements of Operations

WESTCORE BOND FUNDS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002

                                                                         Westcore
                                           Westcore       Westcore       Colorado
                                           Flexible       Plus Bond     Tax-Exempt
                                          Income Fund        Fund          Fund
                                          -----------    -----------    -----------
INVESTMENT INCOME
Dividends                                 $    57,859    $    38,433    $         0
Interest                                      337,969      1,896,281      1,061,648
Other income                                        0            184              0
                                          -----------    -----------    -----------
TOTAL INCOME                                  395,828      1,934,898      1,061,648
                                          -----------    -----------    -----------
EXPENSES
Investment advisory fees                       18,676        116,771        120,754
Administrative fees                            12,451         77,848         72,453
Transfer agent fees                            14,336         14,032         16,317
Fund accounting fees and expenses              17,829         21,672         17,358
Legal fees                                      4,317         17,864         21,967
Printing expenses                               1,708         10,434         11,131
Registration fees                               5,278          6,188            910
Audit fees                                      3,892          6,699          5,775
Custodian fees                                  1,132          4,779          2,031
Insurance                                         448          2,712          2,233
Trustee fees and expenses                       1,260          9,056          6,880
Other                                             182          2,342            693
                                          -----------    -----------    -----------
Total expenses before waivers                  81,509        290,397        278,502
Expenses waived by:
Investment adviser                            (18,676)      (116,771)      (120,754)
Administrators                                (12,451)       (29,805)          (759)
Expenses reimbursed by:
Investment adviser                            (15,104)             0              0
                                          -----------    -----------    -----------
NET EXPENSES                                   35,278        143,821        156,989
                                          -----------    -----------    -----------
NET INVESTMENT INCOME/(LOSS)                  360,550      1,791,077        904,659
                                          -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
Investments                                    10,454        575,506          3,073
Foreign currency transactions                       0              0            N/A
                                          -----------    -----------    -----------
Net realized gain/(loss)                       10,454        575,506          3,073
Net change in unrealized appreciation/
(depreciation) on:
Investments                                  (901,397)      (949,099)       426,926
Translation of assets and liabilities
denominated in foreign currencies                   0              0            N/A
                                          -----------    -----------    -----------
Net change                                   (901,397)      (949,099)       426,926
NET REALIZED AND UNREALIZED GAIN/(LOSS)      (890,943)      (373,593)       429,999
                                          -----------    -----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $  (530,393)   $ 1,417,484    $ 1,334,658
                                          ===========    ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
110             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                       Statements of Changes in Net Assets

WESTCORE MIDCO GROWTH FUND

                                                                 Six Months Ended     Year Ended
                                                                    November 30,        May 31,
                                                                      2002(1)            2002
                                                                   -------------     -------------
OPERATIONS
Net investment income/(loss)                                       $    (266,862)    $    (914,916)
Net realized gain/(loss) from investment transactions                 (1,211,831)       (2,517,332)
Change in unrealized net appreciation or depreciation
  of investments                                                     (14,238,051)       (1,462,227)
                                                                   -------------     -------------
Net increase/(decrease) in net assets resulting from operations      (15,716,744)       (4,894,475)
                                                                   -------------     -------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                   0                 0
  From net realized gain from investment transactions                          0                 0
                                                                   -------------     -------------
Decrease in net assets from dividends and distributions                        0                 0
                                                                   -------------     -------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                            4,464,846        22,400,044
Shares issued in reinvestment of dividends and
distributions                                                                  0                 0
                                                                   -------------     -------------
                                                                       4,464,846        22,400,044
Shares redeemed                                                       (8,423,200)      (49,515,276)
                                                                   -------------     -------------
Net increase/(decrease) from beneficial interest
transactions                                                          (3,958,354)      (27,115,232)
                                                                   -------------     -------------
Redemption fees                                                            1,048            19,143
                                                                   -------------     -------------
NET INCREASE/(DECREASE) IN NET ASSETS                                (19,674,050)      (31,990,564)

NET ASSETS:
Beginning of period                                                  114,450,452       146,441,016
                                                                   -------------     -------------
End of period (including (over)/undistributed net investment
  income of ($599,882) and ($333,020), respectively)               $  94,776,402     $ 114,450,452
                                                                   =============     =============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 111

                       Statements of Changes in Net Assets

WESTCORE GROWTH FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $    (30,443)    $    (71,150)
Net realized gain/(loss) from investment transactions               (1,162,097)        (309,947)
Change in unrealized net appreciation or depreciation
  of investments                                                    (2,408,650)      (2,164,080)
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations     (3,601,190)      (2,545,177)
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                 0                0
  From net realized gain from investment transactions                        0         (163,544)
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions                      0         (163,544)
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          7,833,910       14,158,880
Shares issued in reinvestment of dividends and distributions                 0          155,817
                                                                  ------------     ------------
                                                                     7,833,910       14,314,697
Shares redeemed                                                     (3,152,489)      (2,644,091)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions        4,681,421       11,670,606
                                                                  ------------     ------------
Redemption fees                                                          8,763              805
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                                1,088,994        8,962,690

NET ASSETS:
Beginning of period                                                 25,826,930       16,864,240
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of ($40,942) and ($10,499), respectively)                $ 26,915,924     $ 25,826,930
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
112             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                       Statements of Changes in Net Assets

WESTCORE SMALL-CAP GROWTH FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $    (19,296)    $   (146,535)
Net realized gain/(loss) from investment transactions               (1,460,739)      (5,124,945)
Change in unrealized net appreciation or depreciation
  of investments                                                      (855,518)       2,477,849
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations     (2,335,553)      (2,793,631)
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                 0                0
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions                      0                0
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          1,331,931       13,951,493
Shares issued in reinvestment of dividends and distributions                 0                0
                                                                  ------------     ------------
                                                                     1,331,931       13,951,493
Shares redeemed                                                     (2,593,135)     (20,018,080)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (1,261,204)      (6,066,587)
                                                                  ------------     ------------
Redemption fees                                                          7,002            4,207
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (3,589,755)      (8,856,011)

NET ASSETS:
Beginning of period                                                 10,895,839       19,751,850
                                                                  ------------     ------------
End of period (including (over)/undistributed net
  investment income of ($35,942) and ($16,646), respectively)     $  7,306,084     $ 10,895,839
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 113

                       Statements of Changes in Net Assets

WESTCORE SELECT FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $    (29,701)    $   (104,280)
Net realized gain/(loss) from investment transactions                  (63,703)      (1,460,596)
Change in unrealized net appreciation or depreciation
  of investments                                                    (2,399,601)      (1,421,179)
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations     (2,493,005)      (2,986,055)
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                 0                0
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions                      0                0
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                            976,591        4,811,989
Shares issued in reinvestment of dividends and distributions                 0                0
                                                                  ------------     ------------
                                                                       976,591        4,811,989
Shares redeemed                                                     (4,256,315)     (18,573,347)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (3,279,724)     (13,761,358)
                                                                  ------------     ------------
Redemption fees                                                             26            1,674
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (5,772,703)     (16,745,739)

NET ASSETS:
Beginning of period                                                 14,870,858       31,616,597
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of ($47,331) and ($17,630), respectively)                $  9,098,155     $ 14,870,858
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
114             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                       Statements of Changes in Net Assets

WESTCORE INTERNATIONAL FRONTIER FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $     10,111     $   (147,862)
Net realized gain/(loss) from investments and
  foreign currency transactions                                     (1,315,870)      (4,031,014)
Change in unrealized net appreciation or depreciation
  of investments                                                      (571,227)         510,473
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations     (1,876,986)      (3,668,403)
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                 0                0
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions                      0                0
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          1,863,532       26,865,397
Shares issued in reinvestment of dividends and distributions                 0                0
                                                                  ------------     ------------
                                                                     1,863,532       26,865,397
Shares redeemed                                                     (3,521,261)     (42,449,789)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (1,657,729)     (15,584,392)
                                                                  ------------     ------------
Redemption fees                                                         21,860           23,621
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (3,512,855)     (19,229,174)

NET ASSETS:
Beginning of period                                                 11,672,639       30,901,813
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of ($20,084) and ($30,195), respectively)                $  8,159,784     $ 11,672,639
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 115

                       Statements of Changes in Net Assets

WESTCORE BLUE CHIP FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $     77,417     $    102,640
Net realized gain/(loss) from investment transactions               (3,376,544)        (587,425)
Change in unrealized net appreciation or depreciation
  of investments                                                    (2,869,046)      (5,179,825)
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations     (6,168,173)      (5,664,610)
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                 0         (111,884)
  From net realized gain from investment transactions                        0       (2,929,204)
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions                      0       (3,041,088)
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                            737,003        2,697,082
Shares issued in reinvestment of dividends and distributions                 0        2,965,951
                                                                  ------------     ------------
                                                                       737,003        5,663,033
Shares redeemed                                                     (5,763,884)      (5,914,688)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (5,026,881)        (251,655)
                                                                  ------------     ------------
Redemption fees                                                             32                9
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                              (11,195,022)      (8,957,344)

NET ASSETS:
Beginning of period                                                 42,611,556       51,568,900
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of $86,010 and $8,593, respectively)                     $ 31,416,534     $ 42,611,556
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
116             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                       Statements of Changes in Net Assets

WESTCORE MID-CAP OPPORTUNITY FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  -----------      -----------
OPERATIONS
Net investment income/(loss)                                      $     2,543      $    (6,860)
Net realized gain/(loss) from investment transactions                (728,619)        (272,477)
Change in unrealized net appreciation or depreciation
  of investments                                                     (795,022)        (143,040)
                                                                  -----------      -----------
Net increase/(decrease) in net assets resulting from operations    (1,521,098)        (422,377)
                                                                  -----------      -----------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                0                0
  From net realized gain from investment transactions                       0         (335,907)
                                                                  -----------      -----------
Decrease in net assets from dividends and distributions                     0         (335,907)
                                                                  -----------      -----------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           876,297        6,569,428
Shares issued in reinvestment of dividends and distributions                0          327,212
                                                                  -----------      -----------
                                                                      876,297        6,896,640
Shares redeemed                                                      (689,641)      (1,701,386)
                                                                  -----------      -----------
Net increase/(decrease) from beneficial interest transactions         186,656        5,195,254
                                                                  -----------      -----------
Redemption fees                                                           191            5,035
                                                                  -----------      -----------
NET INCREASE/(DECREASE) IN NET ASSETS                              (1,334,251)       4,442,005

NET ASSETS:
Beginning of period                                                 9,278,774        4,836,769
                                                                  -----------      -----------
End of period (including (over)/undistributed net investment
  income of $1,867 and ($676), respectively)                      $ 7,944,523      $ 9,278,774
                                                                  ===========      ===========

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 117

                       Statements of Changes in Net Assets

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $    (41,642)    $    (41,038)
Net realized gain/(loss) from investment transactions               (2,446,694)       1,508,995
Change in unrealized net appreciation or depreciation
  of investments                                                    (3,811,816)           8,837
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations     (6,300,152)       1,476,794
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                 0                0
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions                      0                0
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          5,601,932       19,693,494
Shares issued in reinvestment of dividends and distributions                 0                0
                                                                  ------------     ------------
                                                                     5,601,932       19,693,494
Shares redeemed                                                    (11,839,889)     (19,789,272)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (6,237,957)         (95,778)
                                                                  ------------     ------------
Redemption fees                                                          1,702            6,041
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                              (12,536,407)       1,387,057

NET ASSETS:
Beginning of period                                                 40,029,938       38,642,881
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of ($54,027) and ($12,385), respectively)                $ 27,493,531     $ 40,029,938
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
118             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                       Statements of Changes in Net Assets

WESTCORE FLEXIBLE INCOME FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $    360,550     $    687,608
Net realized gain/(loss) from investment transactions                   10,454            5,375
Change in unrealized net appreciation or depreciation
  of investments                                                      (901,397)        (159,582)
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations       (530,393)         533,401
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                          (361,940)        (683,264)
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions               (361,940)        (683,264)
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                            872,182        6,246,556
Shares issued in reinvestment of dividends and distributions           304,780          578,766
                                                                  ------------     ------------
                                                                     1,176,962        6,825,322
Shares redeemed                                                     (3,388,030)      (3,444,674)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (2,211,068)       3,380,648
                                                                  ------------     ------------
Redemption fees                                                          3,570            1,443
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (3,099,831)       3,232,228

NET ASSETS:
Beginning of period                                                 10,321,984        7,089,756
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of ($19,090) and ($17,700), respectively)                $  7,222,153     $ 10,321,984
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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
                       Statements of Changes in Net Assets

WESTCORE PLUS BOND FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                     2002(1)           2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $  1,791,077     $  3,470,561
Net realized gain/(loss) from investment transactions                  575,506           61,805
Change in unrealized net appreciation or depreciation
  of investments                                                      (949,099)        (264,006)
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations      1,417,484        3,268,360
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                        (1,799,261)      (3,455,588)
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions             (1,799,261)      (3,455,588)
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          2,928,086       15,663,500
Shares issued in reinvestment of dividends and distributions         1,704,652        3,266,911
                                                                  ------------     ------------
                                                                     4,632,738       18,930,411
Shares redeemed                                                     (7,137,819)     (19,872,142)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions       (2,505,081)        (941,731)
                                                                  ------------     ------------
Redemption fees                                                         31,865              162
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (2,854,993)      (1,128,797)

NET ASSETS:
Beginning of period                                                 54,059,627       55,188,424
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of $30,114 and $38,298, respectively)                    $ 51,204,634     $ 54,059,627
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
120             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                       Statements of Changes in Net Assets

WESTCORE COLORADO TAX-EXEMPT FUND

                                                                Six Months Ended    Year Ended
                                                                  November 30,        May 31,
                                                                    2002(1)            2002
                                                                  ------------     ------------
OPERATIONS
Net investment income/(loss)                                      $    904,659     $  1,915,147
Net realized gain/(loss) from investment transactions                    3,073          (45,790)
Change in unrealized net appreciation or depreciation
  of investments                                                       426,926          679,344
                                                                  ------------     ------------
Net increase/(decrease) in net assets resulting from operations      1,334,658        2,548,701
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                          (910,075)      (1,916,492)
  From net realized gain from investment transactions                        0                0
                                                                  ------------     ------------
Decrease in net assets from dividends and distributions               (910,075)      (1,916,492)
                                                                  ------------     ------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          7,046,283       19,781,289
Shares issued in reinvestment of dividends and distributions           714,598        1,480,834
                                                                  ------------     ------------
                                                                     7,760,881       21,262,123
Shares redeemed                                                     (4,726,472)     (23,173,628)
                                                                  ------------     ------------
Net increase/(decrease) from beneficial interest transactions        3,034,409       (1,911,505)
                                                                  ------------     ------------
Redemption fees                                                          2,032           13,913
                                                                  ------------     ------------
NET INCREASE/(DECREASE) IN NET ASSETS                                3,461,024       (1,265,383)

NET ASSETS:
Beginning of period                                                 45,508,463       46,773,846
                                                                  ------------     ------------
End of period (including (over)/undistributed net investment
  income of ($10,498) and ($5,082), respectively)                 $ 48,969,487     $ 45,508,463
                                                                  ============     ============

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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
                              Financial Highlights

WESTCORE MIDCO GROWTH FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              Six Months Ended
                                                                November 30,
                                                                   2002(3)
                                                                 ----------
Net asset value - beginning of the period                        $     5.81
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                          (0.01)
Net realized and unrealized gain/(loss) on investments                (0.80)
                                                                 ----------
Total income/(loss) from investment operations                        (0.81)
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                             0.00
From net realized gain from investment transactions                    0.00
                                                                 ----------
Total distributions                                                    0.00
                                                                 ----------
Net asset value - end of period                                  $     5.00
                                                                 ==========
Total return                                                         (13.94)%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $   94,776
                                                                 ==========
Ratio of expenses to average net assets                                1.15%(2)
                                                                 ==========
Ratio of expenses to average net assets without fee waivers            1.41%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets           (0.57)%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                 (0.84)%(2)
                                                                 ==========
Portfolio turnover rate(1)                                            19.79%
                                                                 ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $17,993,337 and $26,687,853, respectively.

(2)  Annualized.

(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
122             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000            1999            1998
   ---------       ---------       ---------       ---------       ---------
   $    5.97       $   18.09       $   20.03       $   20.54       $   20.92
   ---------       ---------       ---------       ---------       ---------

       (0.05)          (0.06)          (0.17)          (0.23)          (0.17)
       (0.11)          (2.10)           7.08            2.22            3.03
   ---------       ---------       ---------       ---------       ---------
       (0.16)          (2.16)           6.91            1.99            2.86
   ---------       ---------       ---------       ---------       ---------

       (0.00)          (0.00)          (0.00)          (0.00)          (0.00)
       (0.00)          (9.96)          (8.85)          (2.50)          (3.24)
   ---------       ---------       ---------       ---------       ---------
       (0.00)          (9.96)          (8.85)          (2.50)          (3.24)
   $    5.81       $    5.97       $   18.09       $   20.03       $   20.54
   =========       =========       =========       =========       =========
       (2.68)%        (14.81)%         35.63%          11.87%          15.10%
   =========       =========       =========       =========       =========

   $ 114,450       $ 146,441       $ 232,354       $ 277,924       $ 565,293
   =========       =========       =========       =========       =========
        1.15%           1.15%           1.15%           1.15%           1.13%
   =========       =========       =========       =========       =========
        1.33%           1.27%           1.21%           1.19%           1.13%
   =========       =========       =========       =========       =========
       (0.75)%         (0.72)%         (0.81)%         (0.63)%         (0.71)%
   =========       =========       =========       =========       =========

       (0.92)%         (0.84)%         (0.87)%         (0.68)%         (0.71)%
   =========       =========       =========       =========       =========
       67.04%         190.77%         117.65%         116.46%          75.79%
   =========       =========       =========       =========       =========

--------------------------------------------------------------------------------
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
                              Financial Highlights

WESTCORE GROWTH FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               Six Months Ended
                                                                 November 30,
                                                                    2002(6)
                                                                  ----------
Net asset value - beginning of the period                         $    10.48
                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                           (0.01)
Net realized and unrealized gain/(loss) on investments                 (1.44)
                                                                  ----------
Total income/(loss) from investment operations                         (1.45)
                                                                  ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                              0.00
From net realized gain from investment transactions                     0.00
                                                                  ----------
Total distributions                                                     0.00
                                                                  ----------
Net asset value - end of period                                   $     9.03
                                                                  ==========
Total return                                                          (13.84)%
                                                                  ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                          $   26,916
                                                                  ==========
Ratio of expenses to average net assets                                 1.15%(5)
                                                                  ==========
Ratio of expenses to average net assets without fee waivers             1.51%(5)
                                                                  ==========
Ratio of net investment income/(loss) to average net assets            (0.25)%(5)
                                                                  ==========
Ratio of net investment income/(loss) to average net assets
without fee waivers                                                    (0.62)%(5)
                                                                  ==========
Portfolio turnover rate(1)                                             25.69%
                                                                  ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $10,597,904 and $6,007,736, respectively.

(2) Per share amounts calculated based on the average shares outstanding during the period.

(3)  Less than $.005 per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(5)  Annualized.

(6)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
124             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000           1999(2)          1998
   ---------       ---------       ---------       ---------       ---------
   $   12.14       $   15.24       $   12.30       $   13.74       $   13.03
   ---------       ---------       ---------       ---------       ---------

       (0.03)          (0.04)          (0.06)           0.00(3)         0.01
       (1.53)          (0.73)           5.27            0.66            2.54
   ---------       ---------       ---------       ---------       ---------
       (1.56)          (0.77)           5.21            0.66            2.55
   ---------       ---------       ---------       ---------       ---------

       (0.00)          (0.00)          (0.01)          (0.01)          (0.07)
       (0.10)          (2.33)          (2.26)          (2.09)          (1.77)
   ---------       ---------       ---------       ---------       ---------
       (0.10)          (2.33)          (2.27)          (2.10)          (1.84)
   ---------       ---------       ---------       ---------       ---------
   $   10.48       $   12.14       $   15.24       $   12.30       $   13.74
   =========       =========       =========       =========       =========
      (12.86)%         (5.54)%         44.88%(4)        6.25%          20.74%
   =========       =========       =========       =========       =========

   $  25,827       $  16,864       $  16,157       $  12,789       $  15,160
   =========       =========       =========       =========       =========
        1.15%           1.15%           1.15%           1.15%           1.15%
   =========       =========       =========       =========       =========
        1.61%           1.64%           1.73%           1.75%           1.71%
   =========       =========       =========       =========       =========
       (0.38)%         (0.37)%         (0.46)%          0.02%           0.40%
   =========       =========       =========       =========       =========

       (0.85)%         (0.86)%         (1.04)%         (0.58)%         (0.16)%
   =========       =========       =========       =========       =========
       49.09%          65.07%          81.19%          72.59%          41.40%
   =========       =========       =========       =========       =========

--------------------------------------------------------------------------------
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
                              Financial Highlights

WESTCORE SMALL-CAP GROWTH FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

Net asset value - beginning of the period

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
Total distributions
Net asset value - end of period
Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of expenses to average net assets without fee waivers
Ratio of net investment income/(loss) to average net assets
Ratio of net investment income/(loss) to average net assets
  without fee waivers
Portfolio turnover rate(1)

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $2,104,794 and $3,841,975, respectively.

(2)  Annualized.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(4)  Unaudited.

*    For the period October 1, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
126             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

    Six Months Ended       Year Ended        Year Ended       Period Ended
      November 30,           May 31,           May 31,           May 31,
         2002(4)              2002              2001              2000*
        ---------           ---------         ---------         ---------
        $   14.27           $   17.51         $   16.99         $   10.00
        ---------           ---------         ---------         ---------

            (0.03)              (0.21)            (0.08)            (0.01)
            (2.98)              (3.03)             0.60              7.03
        ---------           ---------         ---------         ---------
            (3.01)              (3.24)             0.52              7.02
        ---------           ---------         ---------         ---------

             0.00               (0.00)            (0.00)            (0.03)
             0.00               (0.00)            (0.00)            (0.00)
        ---------           ---------         ---------         ---------
             0.00               (0.00)            (0.00)            (0.03)
        ---------           ---------         ---------         ---------
        $   11.26           $   14.27         $   17.51         $   16.99
        =========           =========         =========         =========
           (21.09)%            (18.50)%            3.06%(3)         70.11%(3)
        =========           =========         =========         =========

        $   7,306           $  10,896         $  19,752         $  21,771
        =========           =========         =========         =========
             1.30%(2)            1.30%             1.30%             1.30%(2)
        =========           =========         =========         =========
             2.81%(2)            2.11%             1.84%             1.72%(2)
        =========           =========         =========         =========
            (0.52)%(2)          (0.97)%           (0.27)%           (0.08)%(2)
        =========           =========         =========         =========

            (2.03)%(2)          (1.78)%           (0.81)%           (0.50)%(2)
        =========           =========         =========         =========
            25.62%             127.04%           189.83%           149.88%
        =========           =========         =========         =========

--------------------------------------------------------------------------------
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
                              Financial Highlights

WESTCORE SELECT FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

Net asset value - beginning of the period

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
Total distributions
Net asset value - end of period
Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of expenses to average net assets without fee waivers
Ratio of net investment income/(loss) to average net assets
Ratio of net investment income/(loss) to average net assets
  without fee waivers
Portfolio turnover rate(1)

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $1,027,997 and $3,573,348, respectively.

(2)  Annualized.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(4)  Less than ($.005) per share.

(5)  Unaudited.

*    For the period October 1, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
128             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

    Six Months Ended       Year Ended        Year Ended       Period Ended
       November 30,          May 31,           May 31,           May 31,
         2002(5)              2002              2001              2000*
        ---------           ---------         ---------         ---------
        $   11.43           $   12.73         $   22.48         $   10.00
        ---------           ---------         ---------         ---------

            (0.04)              (0.09)             0.06             (0.00)(4)
            (1.81)              (1.21)             0.68             13.29
        ---------           ---------         ---------         ---------
            (1.85)              (1.30)             0.74             13.29
        ---------           ---------         ---------         ---------

             0.00               (0.00)            (0.08)            (0.01)
             0.00                0.00)           (10.41)            (0.80)
        ---------           ---------         ---------         ---------
             0.00               (0.00)           (10.49)            (0.81)
        ---------           ---------         ---------         ---------
        $    9.58           $   11.43         $   12.73         $   22.48
        =========           =========         =========         =========
           (16.19)%            (10.21)%            6.03%(3)        134.33%(3)
        =========           =========         =========         =========

        $   9,098           $  14,871         $  31,617         $  36,037
        =========           =========         =========         =========
             1.15%(2)            1.15%             1.15%             1.15%(2)
        =========           =========         =========         =========
             2.10%(2)            1.59%             1.43%             1.39%(2)
        =========           =========         =========         =========
            (0.55)%(2)          (0.47)%            0.17%            (0.02)%(2)
        =========           =========         =========         =========
            (1.50)%(2)          (0.91)%           (0.11)%           (0.26)%(2)
        =========           =========         =========         =========
            11.95%            1152.79%          1532.62%          1142.65%
        =========           =========         =========         =========

--------------------------------------------------------------------------------
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
                              Financial Highlights

WESTCORE INTERNATIONAL FRONTIER FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

Net asset value - beginning of the period

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
Total distributions
Net asset value - end of period
Total return

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
Ratio of expenses to average net assets
Ratio of expenses to average net assets without fee waivers
Ratio of net investment income/(loss) to average net assets
Ratio of net investment income/(loss) to average net assets
  without fee waivers
Portfolio turnover rate(1)

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $1,575,443 and $3,354,846, respectively.

(2)  Annualized.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(4)  Unaudited.

*    For the period December 15, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
130             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

    Six Months Ended       Year Ended        Year Ended       Period Ended
       November 30,          May 31,           May 31,           May 31,
         2002(4)              2002              2001              2000*
        ---------           ---------         ---------         ---------

        $    7.49           $    8.69         $   11.60         $   10.00
        ---------           ---------         ---------         ---------

             0.00               (0.11)            (0.02)             0.03
            (1.17)              (1.09)            (2.56)             1.58
        ---------           ---------         ---------         ---------
            (1.17)              (1.20)            (2.58)             1.61
        ---------           ---------         ---------         ---------

             0.00               (0.00)            (0.02)            (0.01)
             0.00               (0.00)            (0.31)            (0.00)
        ---------           ---------         ---------         ---------
             0.00               (0.00)            (0.33)            (0.01)
        ---------           ---------         ---------         ---------
        $    6.32           $    7.49         $    8.69         $   11.60
        =========           =========         =========         =========
           (15.62)%            (13.91)%          (22.56)%           16.12%(3)
        =========           =========         =========         =========

        $   8,160           $  11,673         $  30,902         $  21,613
        =========           =========         =========         =========
             1.50%(2)            1.50%             1.50%             1.50%(2)
        =========           =========         =========         =========
             3.09%(2)            2.35%             2.03%             2.08%(2)
        =========           =========         =========         =========
             0.23%(2)           (0.75)%           (0.16)%            0.39%(2)
        =========           =========         =========         =========

            (1.36)%(2)          (1.60)%           (0.69)%           (0.19)%(2)
        =========           =========         =========         =========
            16.15%             114.55%            61.28%            93.31%
        =========           =========         =========         =========

--------------------------------------------------------------------------------
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
                              Financial Highlights

WESTCORE BLUE CHIP FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              Six Months Ended
                                                                November 30,
                                                                   2002(3)
                                                                 ----------
Net asset value - beginning of the period                        $    11.28
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                           0.02
Net realized and unrealized gain/(loss) on investments                (1.70)
                                                                 ----------
Total income/(loss) from investment operations                        (1.68)
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                             0.00
From net realized gain from investment transactions                    0.00
                                                                 ----------
Total distributions                                                    0.00
                                                                 ----------
Net asset value - end of period                                  $     9.60
                                                                 ==========
Total return                                                         (14.89)%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $   31,417
                                                                 ==========
Ratio of expenses to average net assets                                1.15%(2)
                                                                 ==========
Ratio of expenses to average net assets without fee waivers            1.47%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets            0.47%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                  0.15%(2)
                                                                 ==========
Portfolio turnover rate(1)                                            30.57%
                                                                 ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $9,797,613 and $13,585,383, respectively.

(2)  Annualized.

(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
132             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000            1999            1998
   ---------       ---------       ---------       ---------       ---------
   $   13.65       $   14.73       $   17.23       $   18.81       $   18.15
   ---------       ---------       ---------       ---------       ---------

        0.03            0.05            0.00            0.04            0.13
       (1.57)           0.90            0.02            1.07            4.66
   ---------       ---------       ---------       ---------       ---------
       (1.54)           0.95            0.02            1.11            4.79
   ---------       ---------       ---------       ---------       ---------

       (0.03)          (0.04)          (0.00)          (0.07)          (0.14)
       (0.80)          (1.99)          (2.52)          (2.62)          (3.99)
   ---------       ---------       ---------       ---------       ---------
       (0.83)          (2.03)          (2.52)          (2.69)          (4.13)
   ---------       ---------       ---------       ---------       ---------
   $   11.28       $   13.65       $   14.73       $   17.23       $   18.81
   =========       =========       =========       =========       =========
      (11.33)%          7.88%           1.01%           7.42%          29.53%
   =========       =========       =========       =========       =========

   $  42,612       $  51,569       $  51,892       $  69,354       $  72,477
   =========       =========       =========       =========       =========
        1.15%           1.15%           1.15%           1.15%           1.15%
   =========       =========       =========       =========       =========
        1.33%           1.29%           1.28%           1.25%           1.23%
   =========       =========       =========       =========       =========
        0.23%           0.35%           0.02%           0.19%           0.60%
   =========       =========       =========       =========       =========

        0.05%           0.20%          (0.11)%          0.09%           0.52%
   =========       =========       =========       =========       =========
       50.17%         119.69%          73.95%          73.39%          48.50%
   =========       =========       =========       =========       =========

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 133

                              Financial Highlights

WESTCORE MID-CAP OPPORTUNITY FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                               Six Months Ended
                                                                                 November 30,
                                                                                    2002(5)
                                                                                  ----------
Net asset value - beginning of the period                                         $    13.26
                                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                                            0.00
Net realized and unrealized gain/(loss) on investments                                 (2.08)
                                                                                  ----------
Total income/(loss) from investment operations                                         (2.08)
                                                                                  ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                                              0.00
From net realized gain from investment transactions                                     0.00
                                                                                  ----------
Total distributions                                                                     0.00
                                                                                  ----------
Net asset value - end of period                                                   $    11.18
                                                                                  ==========
Total return                                                                          (15.69)%
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                          $    7,945
                                                                                  ==========
Ratio of expenses to average net assets                                                 1.25%(2)
                                                                                  ==========
Ratio of expenses to average net assets without fee waivers                             2.27%(2)
                                                                                  ==========
Ratio of net investment income/(loss) to average net assets                             0.07%(2)
                                                                                  ==========
Ratio of net investment income/(loss) to average net assets without fee waivers        (0.96)%(2)
                                                                                  ==========
Portfolio turnover rate(1)                                                             27.35%
                                                                                  ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $2,248,389 and $2,048,294, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(5)  Unaudited.

*    For the period October 1, 1998 (inception of offering) to May 28, 1999.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
134             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

       Year Ended          Year Ended        Year Ended       Period Ended
         May 31,             May 31,           May 31,           May 28,
          2002                2001              2000              1999*
        ---------           ---------         ---------         ---------

        $   15.25           $   14.48         $   11.05         $   10.00
        ---------           ---------         ---------         ---------

             0.01                0.00             (0.02)            (0.01)
            (0.94)               2.65              3.45              1.06
        ---------           ---------         ---------         ---------
            (0.93)               2.65              3.43              1.05
        ---------           ---------         ---------         ---------

            (0.00)              (0.00)            (0.00)(3)         (0.00)
            (1.06)              (1.88)            (0.00)            (0.00)
        ---------           ---------         ---------         ---------
            (1.06)              (1.88)            (0.00)            (0.00)
        ---------           ---------         ---------         ---------
        $   13.26           $   15.25         $   14.48         $   11.05
        =========           =========         =========         =========
            (5.92)%             21.37%            31.08%(4)         10.50%
        =========           =========         =========         =========

        $   9,279           $   4,837         $   3,011         $   2,585
        =========           =========         =========         =========
             1.25%               1.25%             1.25%             1.25%(2)
        =========           =========         =========         =========
             2.75%               3.47%             3.51%             5.33%(2)
        =========           =========         =========         =========
            (0.14)%             (0.10)%           (0.18)%           (0.11)%(2)
        =========           =========         =========         =========
            (1.65)%             (2.32)%           (2.44)%           (4.19)%(2)
        =========           =========         =========         =========
            67.11%             182.87%           159.34%            71.65%
        =========           =========         =========         =========

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 135

                              Financial Highlights

WESTCORE SMALL-CAP OPPORTUNITY FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              Six Months Ended
                                                                November 30,
                                                                   2002(3)
                                                                 ----------
Net asset value - beginning of the period                        $    27.47
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                          (0.04)
Net realized and unrealized gain/(loss) on investments                (4.19)
                                                                 ----------
Total income/(loss) from investment operations                        (4.23)
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                             0.00
From net realized gain from investment transactions                    0.00
                                                                 ----------
Total distributions                                                    0.00
                                                                 ----------
Net asset value - end of period                                  $    23.24
                                                                 ==========
Total return                                                         (15.40)%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $   27,494
                                                                 ==========
Ratio of expenses to average net assets                                1.30%(2)
                                                                 ==========
Ratio of expenses to average net assets without fee waivers            1.90%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets           (0.28)%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                 (0.88)%(2)
                                                                 ==========
Portfolio turnover rate(1)                                            15.72%
                                                                 ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $4,667,560 and $8,724,694, respectively.

(2)  Annualized.

(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
136             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000            1999            1998
   ---------       ---------       ---------       ---------       ---------
   $   26.11       $   20.13       $   20.18       $   26.71       $   23.87
   ---------       ---------       ---------       ---------       ---------

       (0.03)          (0.02)           0.03            0.08            0.01
        1.39            6.00            0.01           (5.35)           6.83
   ---------       ---------       ---------       ---------       ---------
        1.36            5.98            0.04           (5.27)           6.84
   ---------       ---------       ---------       ---------       ---------

       (0.00)          (0.00)          (0.09)          (0.05)          (0.03)
       (0.00)          (0.00)          (0.00)          (1.21)          (3.97)
   ---------       ---------       ---------       ---------       ---------
       (0.00)          (0.00)          (0.09)          (1.26)          (4.00)
   ---------       ---------       ---------       ---------       ---------
   $   27.47       $   26.11       $   20.13       $    20.18      $   26.71
   =========       =========       =========       ==========      =========
        5.21%          29.71%           0.20%          (19.72)%        30.40%
   =========       =========       =========       ==========      =========

   $  40,030       $  38,643       $  34,558       $   88,635      $  61,069
   =========       =========       =========       ==========      =========
        1.30%           1.30%           1.30%            1.30%          1.30%
   =========       =========       =========       ==========      =========
        1.75%           1.81%           1.67%            1.63%          1.66%
   =========       =========       =========       ==========      =========
       (0.11)%         (0.07)%          0.25%            0.37%          0.03%
   =========       =========       =========       ==========      =========

       (0.57)%         (0.59)%         (0.12)%           0.04%         (0.33)%
   =========       =========       =========       ==========      =========
       76.61%         190.81%          99.84%           82.47%         78.48%
   =========       =========       =========       ==========      =========

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 137

                              Financial Highlights

WESTCORE FLEXIBLE INCOME FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              Six Months Ended
                                                                November 30,
                                                                   2002(4)
                                                                 ----------
Net asset value - beginning of the period                        $     9.48
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                           0.39
Net realized and unrealized gain/(loss) on investments                (0.89)
                                                                 ----------
Total income/(loss) from investment operations                        (0.50)
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                            (0.39)
From net realized gain from investment transactions                    0.00
                                                                 ----------
Total distributions                                                   (0.39)
                                                                 ----------
Net asset value - end of period                                  $     8.59
                                                                 ==========
Total return                                                          (5.28)%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $    7,222
                                                                 ==========
Ratio of expenses to average net assets                                0.85%(3)
                                                                 ==========
Ratio of expenses to average net assets without fee waivers            1.96%(3)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets            8.66%(3)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                  7.55%(3)
                                                                 ==========
Portfolio turnover rate(1)                                             8.35%
                                                                 ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $684,857 and $3,006,203, respectively.

(2)  Less than ($.005) per share.

(3)  Annualized.

(4)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
138             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000            1999            1998
   ---------       ---------       ---------       ---------       ---------
   $    9.64       $    9.19       $    9.87       $   10.36       $    9.67
   ---------       ---------       ---------       ---------       ---------

        0.75            0.67            0.58            0.57            0.60
       (0.16)           0.45           (0.58)          (0.43)           0.96
   ---------       ---------       ---------       ---------       ---------
        0.59            1.12            0.00            0.14            1.56
   ---------       ---------       ---------       ---------       ---------

       (0.75)          (0.67)          (0.58)          (0.57)          (0.60)
       (0.00)          (0.00)(2)       (0.10)          (0.06)          (0.27)
   ---------       ---------       ---------       ---------       ---------
       (0.75)          (0.67)          (0.68)          (0.63)          (0.87)
   ---------       ---------       ---------       ---------       ---------
   $    9.48       $    9.64       $    9.19       $    9.87       $   10.36
   =========       =========       =========       =========       =========
        6.40%          12.55%           0.11%           1.21%          16.63%
   =========       =========       =========       =========       =========

   $  10,322       $   7,090       $  23,596       $  21,798       $  18,466
   =========       =========       =========       =========       =========
        0.85%           0.92%           0.95%           0.95%           0.95%
   =========       =========       =========       =========       =========
        1.77%           1.62%           1.26%           1.22%           1.23%
   =========       =========       =========       =========       =========
        7.96%           6.56%           6.11%           5.47%           5.87%
   =========       =========       =========       =========       =========

        7.04%           5.87%           5.80%           5.21%           5.58%
   =========       =========       =========       =========       =========
       48.07%          43.20%          36.02%          15.97%          11.05%
   =========       =========       =========       =========       =========

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 139

                              Financial Highlights

WESTCORE PLUS BOND FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              Six Months Ended
                                                                November 30,
                                                                   2002(3)
                                                                 ----------
Net asset value - beginning of the period                        $    10.34
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                           0.36
Net realized and unrealized gain/(loss) on investments                (0.07)
                                                                 ----------
Total income/(loss) from investment operations                         0.29
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                            (0.36)
From net realized gain from investment transactions                    0.00
                                                                 ----------
Total distributions                                                   (0.36)
                                                                 ----------
Net asset value - end of period                                  $    10.27
                                                                 ==========
Total return                                                           2.85%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $   51,205
                                                                 ==========
Ratio of expenses to average net assets                                0.55%(2)
                                                                 ==========
Ratio of expenses to average net assets without fee waivers            1.11%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets            6.87%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                  6.31%(2)
                                                                 ==========
Portfolio turnover rate(1)                                            24.52%
                                                                 ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $12,473,558 and $24,921,029, respectively.

(2)  Annualized.

(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
140             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000            1999            1998
   ---------       ---------       ---------       ---------       ---------
   $   10.37       $    9.81       $   10.27       $   10.51       $   10.23
   ---------       ---------       ---------       ---------       ---------

        0.66            0.66            0.63            0.61            0.61
       (0.03)           0.56           (0.46)          (0.24)           0.28
   ---------       ---------       ---------       ---------       ---------
        0.63            1.22            0.17            0.37            0.89
   ---------       ---------       ---------       ---------       ---------

       (0.66)          (0.66)          (0.63)          (0.61)          (0.61)
       (0.00)          (0.00)          (0.00)          (0.00)          (0.00)
   ---------       ---------       ---------       ---------       ---------
       (0.66)          (0.66)          (0.63)          (0.61)          (0.61)
   ---------       ---------       ---------       ---------       ---------
   $   10.34       $   10.37       $    9.81       $   10.27       $   10.51
   =========       =========       =========       =========       =========
        6.24%          12.80%           1.67%           3.54%           8.88%
   =========       =========       =========       =========       =========

   $  54,060       $  55,188       $  34,208       $  41,155       $  50,159
   =========       =========       =========       =========       =========
        0.55%           0.62%           0.85%           0.85%           0.85%
   =========       =========       =========       =========       =========
        1.07%           1.09%           1.11%           1.01%           0.98%
   =========       =========       =========       =========       =========
        6.34%           6.49%           6.18%           5.72%           5.77%
   =========       =========       =========       =========       =========

        5.82%           6.02%           5.92%           5.57%           5.65%
   =========       =========       =========       =========       =========
       60.19%          79.33%          37.26%          24.68%          23.45%
   =========       =========       =========       =========       =========

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 141

                              Financial Highlights

WESTCORE COLORADO TAX-EXEMPT FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              Six Months Ended
                                                                November 30,
                                                                   2002(3)
                                                                 ----------
Net asset value - beginning of the period                        $    11.18
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                           0.21
Net realized and unrealized gain/(loss) on investments                 0.11
                                                                 ----------
Total income/(loss) from investment operations                         0.32
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS
From net investment income                                            (0.21)
From net realized gain from investment transactions                    0.00
                                                                 ----------
Total distributions                                                   (0.21)
                                                                 ----------
Net asset value - end of period                                  $    11.29
                                                                 ==========
Total return                                                           2.90%
                                                                 ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $   48,969
                                                                 ==========
Ratio of expenses to average net assets                                0.65%(2)
                                                                 ==========
Ratio of expenses to average net assets without fee waivers            1.15%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets            3.72%(2)
                                                                 ==========
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                  3.22%(2)
                                                                 ==========
Portfolio turnover rate(1)                                             2.13%
                                                                 ==========

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2002 were $5,313,034 and $963,999, respectively.

(2)  Annualized.

(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
142             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    May 31,         May 31,         May 31,         May 28,         May 29,
     2002            2001            2000            1999            1998
   ---------       ---------       ---------       ---------       ---------

   $   11.03       $   10.40       $   11.01       $   11.06       $   10.78
   ---------       ---------       ---------       ---------       ---------

        0.44            0.45            0.46            0.47            0.50
        0.15            0.64           (0.61)          (0.05)           0.28
   ---------       ---------       ---------       ---------       ---------
        0.59            1.09           (0.15)           0.42            0.78
   ---------       ---------       ---------       ---------       ---------

       (0.44)          (0.46)          (0.46)          (0.47)          (0.50)
       (0.00)          (0.00)          (0.00)          (0.00)          (0.00)
   ---------       ---------       ---------       ---------       ---------
       (0.44)          (0.46)          (0.46)          (0.47)          (0.50)
   ---------       ---------       ---------       ---------       ---------
   $   11.18       $   11.03       $   10.40       $   11.01       $   11.06
   =========       =========       =========       =========       =========
        5.43%          10.59%          (1.36)%          3.80%           7.32%
   =========       =========       =========       =========       =========

   $  45,508       $  46,774       $  37,055       $  45,506       $  31,501
   =========       =========       =========       =========       =========
        0.65%           0.65%           0.63%           0.53%           0.50%
   =========       =========       =========       =========       =========
        1.12%           1.13%           1.14%           1.09%           1.17%
   =========       =========       =========       =========       =========
        3.91%           4.14%           4.28%           4.21%           4.54%
   =========       =========       =========       =========       =========

        3.44%           3.66%           3.77%           3.65%           3.87%
   =========       =========       =========       =========       =========
       13.09%           7.30%          19.76%          12.12%          24.94%
   =========       =========       =========       =========       =========

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 143

                          Notes to Financial Statements


1.   SIGNIFICANT ACCOUNTING POLICIES

     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds, for book and tax purposes, have a fiscal year end of May 31.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     INVESTMENT VALUATION - Securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. Listed and unlisted securities, for which such information is regularly reported, are generally valued at the last sales price as of the close of regular trading on the NYSE or, in the absence of sales, at values based on the average bid and asked prices. The value of certain fixed income securities may be determined by an independent pricing service based upon certain market assumptions and evaluation methodologies. Foreign securities are generally valued at the last sales price as of the close of regular trading on the principal stock exchange on which they are traded. London closing quotes for foreign exchange rates are generally used to convert foreign security values into U.S. dollars. Foreign currency exchange contracts are generally valued using the London closing quotes for foreign exchange rates.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of November 30, 2002, securities which have been fair

--------------------------------------------------------------------------------
144             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                          Notes to Financial Statements


valued represented 0.18%, 2.77% and 1.46% of the net assets of Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FOREIGN SECURITIES - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     FEDERAL INCOME TAXES - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2002 the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds had available for federal income tax purposes unused capital loss carryovers of approximately $23,296,000, $30,000, $9,343,000, $2,661,000, $10,520,000, $267,000, $28,000, $1,990,000,
$38,000, $400,000 and $574,000, respectively, which will expire through 2010.

     The Westcore Growth, Westcore Small-Cap Growth, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds intend to elect to defer to their fiscal year ending May 31, 2003, approximately $279,000, $3,004,000, $692,000, $362,000, $235,000, $7,000, $333,000 and

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
                          Notes to Financial Statements


$46,000 of losses, respectively, recognized during the period from November 1, 2001 to May 31, 2002.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS - Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

     DISTRIBUTIONS - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity and Westcore Small-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     SECURITIES LENDING - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. As of November 30, 2002, the value of securities loaned of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Flexible Income, and Westcore Plus Bond Funds equals $4,669,379, $294,800, $107,311, $133,920, $1,709,555, $5,985 and $312,750,
respectively. The value of collateral of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds equals $5,162,566, $308,200, $158,700, $142,600, $1,789,724, $6,300 and $328,500, respectively.

     ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

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
                          Notes to Financial Statements


     WHEN-ISSUED SECURITIES - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

     OTHER - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2.   SHARES OF BENEFICIAL INTEREST

     On November 30, 2002, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

WESTCORE EQUITY FUNDS

WESTCORE MIDCO GROWTH FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              916,405              4,002,895
Shares issued as reinvestment of dividends and distributions                   0                      0
                                                                      ----------             ----------
Total                                                                    916,405              4,002,895
Shares redeemed                                                       (1,689,116)            (8,837,350)
                                                                      ----------             ----------
Net decrease in shares                                                  (772,711)            (4,834,455)
                                                                      ==========             ==========

(1) Unaudited.

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
                          Notes to Financial Statements

WESTCORE GROWTH FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              867,068              1,304,109
Shares issued as reinvestment of dividends and distributions                   0                 14,295
                                                                      ----------             ----------
Total                                                                    867,068              1,318,404
Shares redeemed                                                         (352,847)              (242,514)
                                                                      ----------             ----------
Net increase in shares                                                   514,221              1,075,890
                                                                      ==========             ==========

WESTCORE SMALL-CAP GROWTH FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              123,904                904,327
Shares issued as reinvestment of dividends and distributions                   0                      0
                                                                      ----------             ----------
Total                                                                    123,904                904,327
Shares redeemed                                                         (238,456)            (1,268,736)
                                                                      ----------             ----------
Net decrease in shares                                                  (114,552)              (364,409)
                                                                      ==========             ==========

WESTCORE SELECT FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                               99,988                401,928
Shares issued as reinvestment of dividends and distributions                   0                      0
                                                                      ----------             ----------
Total                                                                     99,988                401,928
Shares redeemed                                                         (450,960)            (1,584,909)
                                                                      ----------             ----------
Net decrease in shares                                                  (350,972)            (1,182,981)
                                                                      ==========             ==========

WESTCORE INTERNATIONAL FRONTIER FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              321,014              3,541,713
Shares issued as reinvestment of dividends and distributions                   0                      0
                                                                      ----------             ----------
Total                                                                    321,014              3,541,713
Shares redeemed                                                         (587,638)            (5,538,222)
                                                                      ----------             ----------
Net decrease in shares                                                  (266,624)            (1,996,509)
                                                                      ==========             ==========

(1) Unaudited.

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148             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                          Notes to Financial Statements


WESTCORE BLUE CHIP FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                               79,320                224,766
Shares issued as reinvestment of dividends and distributions                   0                261,443
                                                                      ----------             ----------
Total                                                                     79,320                486,209
Shares redeemed                                                         (584,800)              (486,832)
                                                                      ----------             ----------
Net decrease in shares                                                  (505,480)                  (623)
                                                                      ==========             ==========

WESTCORE MID-CAP OPPORTUNITY FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                               76,608                483,567
Shares issued as reinvestment of dividends and distributions                   0                 25,603
                                                                      ----------             ----------
Total                                                                     76,608                509,170
Shares redeemed                                                          (65,670)              (126,328)
                                                                      ----------             ----------
Net increase in shares                                                    10,938                382,842
                                                                      ==========             ==========

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              246,815                761,032
Shares issued as reinvestment of dividends and distributions                   0                      0
                                                                      ----------             ----------
Total                                                                    246,815                761,032
Shares redeemed                                                         (520,974)              (784,095)
                                                                      ----------             ----------
Net decrease in shares                                                  (274,159)               (23,063)
                                                                      ==========             ==========

(1) Unaudited.

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
                          Notes to Financial Statements


WESTCORE BOND FUNDS

WESTCORE FLEXIBLE INCOME FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                               98,569                655,189
Shares issued as reinvestment of dividends and distributions              34,941                 61,128
                                                                      ----------             ----------
Total                                                                    133,510                716,317
Shares redeemed                                                         (381,759)              (362,532)
                                                                      ----------             ----------
Net increase/(decrease) in shares                                       (248,249)               353,785
                                                                      ==========             ==========

WESTCORE PLUS BOND FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              283,082              1,490,239
Shares issued as reinvestment of dividends and distributions             165,528                314,733
                                                                      ----------             ----------
Total                                                                    448,610              1,804,972
Shares redeemed                                                         (692,553)            (1,897,554)
                                                                      ----------             ----------
Net decrease in shares                                                  (243,943)               (92,582)
                                                                      ==========             ==========

WESTCORE COLORADO TAX-EXEMPT FUND

                                                              For the Six Months Ended   For the Year Ended
                                                                 November 30, 2002(1)       May 31, 2002
                                                                 --------------------       ------------
Shares sold                                                              621,104              1,776,827
Shares issued as reinvestment of dividends and distributions              62,951                132,989
                                                                      ----------             ----------
Total                                                                    684,055              1,909,816
Shares redeemed                                                         (415,734)            (2,079,453)
                                                                      ----------             ----------
Net increase/(decrease) in shares                                        268,321               (169,637)
                                                                      ==========             ==========

(1) Unaudited.

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150             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                          Notes to Financial Statements


3.   UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

WESTCORE EQUITY FUNDS

                                               Westcore        Westcore        Westcore
                                                MIDCO           Growth        Small-Cap
                                             Growth Fund         Fund        Growth Fund
                                             ------------    ------------    ------------
As of November 30, 2002
Gross appreciation (excess of
  value over tax cost)                       $ 16,527,792    $  2,536,840    $    588,751
Gross depreciation (excess of
  tax cost over value)                         (8,530,867)     (2,730,498)     (2,473,715)
                                             ------------    ------------    ------------
Net unrealized appreciation/(depreciation)   $  7,996,925    $   (193,658)   $ (1,884,964)
                                             ============    ============    ============
Cost of investments for
  income tax purposes                        $ 91,518,609    $ 27,340,821    $  9,157,650
                                             ============    ============    ============

                                                               Westcore        Westcore
                                                                Select      International
                                                                 Fund       Frontier Fund
                                                             ------------   -------------
As of November 30, 2002
Gross appreciation (excess of
  value over tax cost)                                       $    686,313    $    371,486
Gross depreciation (excess of
  tax cost over value)                                         (2,203,846)     (1,623,545)
                                                             ------------    ------------
Net unrealized depreciation                                  $ (1,517,533)   $ (1,252,059)
                                                             ============    ============
Cost of investments for
  income tax purposes                                        $ 10,578,139     $ 9,377,826
                                                             ============    ============

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                          Notes to Financial Statements


                                                               Westcore        Westcore
                                               Westcore         Mid-Cap        Small-Cap
                                               Blue Chip      Opportunity     Opportunity
                                                 Fund            Fund            Fund
                                             ------------    ------------    ------------
As of November 30, 2002
Gross appreciation (excess of
  value over tax cost)                       $  3,460,855    $    621,488    $  2,839,059
Gross depreciation (excess of
  tax cost over value)                         (2,685,172)       (975,403)     (4,115,627)
                                             ------------    ------------    ------------
Net unrealized appreciation/(depreciation)   $    775,683    $   (353,915)   $ (1,276,568)
                                             ============    ============    ============
Cost of investments for
  income tax purposes                        $ 30,998,989    $  8,153,205    $ 30,379,052
                                             ============    ============    ============

WESTCORE BOND FUNDS

                                                                               Westcore
                                              Westcore         Westcore        Colorado
                                              Flexible        Plus Bond       Tax-Exempt
                                             Income Fund         Fund            Fund
                                             ------------    ------------    ------------
As of November 30, 2002
Gross appreciation (excess of
  value over tax cost)                       $    257,032    $  2,254,147    $  2,338,878
Gross depreciation (excess of
  tax cost over value)                         (1,313,886)     (2,776,994)        (80,642)
                                             ------------    ------------    ------------
Net unrealized appreciation/(depreciation)   $ (1,056,854)   $   (522,847)   $  2,258,236
                                             ============    ============    ============
Cost of investments for
  income tax purposes                        $  8,247,566    $ 51,603,520    $ 45,767,888
                                             ============    ============    ============

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152             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                          Notes to Financial Statements


4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 1.00%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DIA are entitled to receive a fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets.

     Effective October 1, 2002, the Co-Administrators and the Adviser advised the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2003 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.30%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%,
0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended November 30, 2002, the Total Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.41%, 1.51%, 2.81%, 2.10%, 3.09%, 1.47%, 2.27%, 1.90%, 1.96%, 1.11%, and 1.15%, respectively.

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                          Notes to Financial Statements


     Certain officers of the Funds are also officers of DIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the investment adviser's respective Codes of Ethics.

     Expenses for the Funds include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is secretary of the Trust.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of November 30, 2002, constituted 18.51% of Westcore MIDCO Growth Fund, 8.52% of Westcore Growth Fund, 10.11% of Westcore Small-Cap Growth Fund, 17.59% of Westcore Select Fund, 19.32% of Westcore International Frontier Fund, 61.19% of Westcore Blue Chip Fund, 28.82% of Westcore Mid-Cap Opportunity Fund, 56.41% of Westcore Small-Cap Opportunity Fund, 18.81% of Westcore Flexible Income Fund, 68.50% of Westcore Plus Bond Fund and 6.66% of Westcore Colorado Tax-Exempt Fund. Included in the percentages above are holdings of DIA and/or DIA's retirement savings plan representing 5.58% of Westcore MIDCO Growth Fund, 10.11% of Westcore Small-Cap Growth Fund, 11.88% of Westcore Select Fund, 5.17% of Westcore International Frontier Fund, 22.21% of Westcore Mid-Cap Opportunity Fund, 5.04% of Westcore Small-Cap Opportunity Fund and 18.81% of Westcore Flexible Income Fund.

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154             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

                          Notes to Financial Statements


5.   ILLIQUID OR RESTRICTED SECURITIES

     As of November 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of November 30, 2002 for the Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds was $16,000, $292,312 and $792,325, respectively, which represents 0.18%, 4.05% and 1.55% of the Funds' net assets, respectively. Of the preceding amounts for the Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds, $16,000, $0 and $0, respectively, is considered restricted. Information concerning restricted securities is as follows:

                                                              Valuation Per Unit
                                     Acquisition     Cost           as of
Security                                Dates      Per Unit   November 30, 2002
--------                                -----      --------   -----------------
WESTCORE SELECT FUND
COMMON STOCKS
World Wireless Communications Inc.    02/16/2000     $3.00          $0.08

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




















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--------------------------------------------------------------------------------
156             Semi-Annual Report November 30, 2002 (UNAUDITED)          [LOGO]

[LOGO] WESTCORE FUNDS           Better research makes the difference.


          1625 Broadway
          Suite 2200
          Denver, CO 80202
          1-800-392-CORE (2673)
          www.westcore.com



          WESTCORE TRUSTEES AND OFFICERS:
          Jack D. Henderson, Trustee, Chairman
          McNeil S. Fiske, Trustee
          James B. O'Boyle, Trustee
          Kenneth V. Penland, Trustee
          Lyman E. Seely, Trustee
          Robert L. Stamp, Trustee
          Jeffrey D. Adams, President
          Jasper R. Frontz, Treasurer
          Derek J. Mullins, Asst. Treasurer
          W. Bruce McConnel, Secretary

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by ALPS Distributors, Inc.

WC120